File Nos. 333-54358
                                                                      811-5200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 1                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 67                                                       [X]

                      (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------
     (Name of Depositor)

     22 Corporate Plaza Drive, Newport Beach, CA                     92660
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)


Depositor's Telephone Number, including Area Code   (800) 989-3752

     Name and Address of Agent for Service
          James A. Shepherdson
          MetLife Investors Insurance Company
          22 Corporate Plaza Drive
          Newport Beach, CA 92660
          (800) 989-3752


     Copies to:
        Judith A. Hasenauer           and    Richard C. Pearson
        Blazzard, Grodd & Hasenauer, P.C.    MetLife Investors Insurance Company
        P.O Box 5108                         22 Corporate Plaza Drive
        Westport, CT  06881                  Newport Beach, CA 92660
        (203) 226-7866                       (800) 989-3752


It is proposed that this filing will become effective:

_ X__ immediately upon filing pursuant to paragraph (b) of Rule 485 _____ on (date) pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual and Group Variable Annuity Contracts and Certificates


          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Not Applicable

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife
                                                   Investors; The Separate
                                                   Account; Investment Options;
                                                   Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Calculation of Performance
                                                   Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.



THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION WERE FILED AS PART OF PRE-EFFECTIVE AMENDMENT NO. 1 ON APRIL 2, 2001, AND ARE INCORPORATED HEREIN BY REFERENCE.


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account assets:
    Investments:
      Met Investors Series Trust (Met Investors):
        Lord Abbett Growth and Income Portfolio          34,137,668 shares at a net asset value of      $25.48 per share   $ 869,828
        Lord Abbett Growth and Income Portfolio B           290,971 shares at a net asset value of      $25.47 per share       7,411
        Bond Debenture Portfolio                         13,079,271 shares at a net asset value of      $11.05 per share     144,526
        Bond Debenture Portfolio B                          132,932 shares at a net asset value of      $11.04 per share       1,468
        Developing Growth Portfolio                       3,372,262 shares at a net asset value of      $10.99 per share      37,061
        Developing Growth Portfolio B                        31,760 shares at a net asset value of      $10.99 per share         349
        Mid-Cap Value Portfolio                           3,985,814 shares at a net asset value of      $15.86 per share      63,215
        Mid-Cap Value Portfolio B                           128,668 shares at a net asset value of      $15.86 per share       2,041
        Quality Bond Portfolio                            7,955,312 shares at a net asset value of      $11.02 per share      87,668
        Quality Bond Portfolio B                             71,519 shares at a net asset value of      $11.02 per share         788
        Small Cap Stock Portfolio                         6,338,112 shares at a net asset value of      $12.65 per share      80,177
        Small Cap Stock Portfolio B                           4,423 shares at a net asset value of      $12.64 per share          56
        Enhanced Index Portfolio                         12,090,155 shares at a net asset value of      $15.77 per share     190,662
        Enhanced Index Portfolio B                           32,785 shares at a net asset value of      $15.76 per share         517
        Select Equity Portfolio                          14,384,390 shares at a net asset value of      $13.43 per share     193,182
        Select Equity Portfolio B                            72,835 shares at a net asset value of      $13.42 per share         977
        International Equity Portfolio                    9,170,878 shares at a net asset value of       $9.26 per share      84,922
        International Equity Portfolio B                     23,545 shares at a net asset value of       $9.25 per share         218
        Balanced Portfolio                                  741,191 shares at a net asset value of      $11.28 per share       8,361
        Equity Income Portfolio                             451,523 shares at a net asset value of      $12.58 per share       5,680
        Growth and Income Equity Portfolio                1,144,400 shares at a net asset value of      $10.73 per share      12,279
        Putnam Research Portfolio B                           2,762 shares at a net asset value of       $9.00 per share          25
        Oppenheimer Capital Appreciation Portfolio B          2,488 shares at a net asset value of       $9.35 per share          23
        PIMCO Money Market Portfolio B                       62,072 shares at a net asset value of       $1.00 per share          62
        Janus Aggressive Growth Portfolio B                     120 shares at a net asset value of       $8.30 per share           1
        Lord Abbett Growth Opportunity Portfolio             15,184 shares at a net asset value of       $9.65 per share         147
        Lord Abbett Growth Opportunity Portfolio B           63,421 shares at a net asset value of       $9.64 per share         611
        PIMCO Total Return Bond Portfolio B                      99 shares at a net asset value of      $10.11 per share           1
        PIMCO Innovation Portfolio B                            440 shares at a net asset value of       $7.59 per share           3
        MFS Mid Cap Growth Portfolio B                        1,895 shares at a net asset value of       $9.50 per share          18
        MFS Research International Portfolio B                2,009 shares at a net asset value of       $9.15 per share          18
      General American Capital Company (GACC):
        Money Market Fund                                 1,322,125 shares at a net asset value of  $22.110061 per share      29,232
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                           4,382,791 shares at a net asset value of      $12.62 per share      55,311
        Aggressive Equity Fund                              926,310 shares at a net asset value of      $11.70 per share      10,838
        Non-US Fund                                       2,165,430 shares at a net asset value of       $9.56 per share      20,702
        Core Bond Fund                                    3,509,170 shares at a net asset value of      $10.11 per share      35,478
        Real Estate Securities Fund                         232,899 shares at a net asset value of      $11.20 per share       2,608
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                               3,220,323 shares at a net asset value of      $25.68 per share      82,698
        AIM V.I. Capital Appreciation Fund                1,746,025 shares at a net asset value of      $25.99 per share      45,379
        AIM V.I. International Equity Fund                  439,325 shares at a net asset value of      $17.22 per share       7,565
      Alliance Variable Products Series Fund,
           Inc. (Alliance):
        Premier Growth Portfolio                          2,344,992 shares at a net asset value of      $27.00 per share      63,315
        Premier Growth Portfolio B                           95,038 shares at a net asset value of      $26.86 per share       2,553
        Bernstein Real Estate Investment Portfolio          948,717 shares at a net asset value of      $11.21 per share      10,635


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account assets, continued:
      Investments, continued:
        Bernstein Real Estate Investment Portfolio B         72,706 shares at a net asset value of      $11.21 per share       $ 815
        Bernstein Small Cap Portfolio B                         129 shares at a net asset value of      $10.16 per share           1
        Bernstein Value Portfolio B                           1,223 shares at a net asset value of       $9.94 per share          12
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                 442,555 shares at a net asset value of       $1.93 per share         854
      Goldman Sachs Variable Insurance Trust
           (Goldman Sachs):
        Growth and Income Fund                              662,924 shares at a net asset value of       $9.73 per share       6,450
        International Equity Fund                           309,772 shares at a net asset value of      $10.02 per share       3,104
        Global Income Fund                                  114,948 shares at a net asset value of      $10.02 per share       1,152
        Internet Tollkeeper Fund                             99,610 shares at a net asset value of       $5.88 per share         586
      Scudder Variable Series II (Scudder II)
        Dreman High Return Equity Portfolio                  11,972 shares at a net asset value of      $11.19 per share         134
        Scudder II Small Cap Growth Portfolio               205,508 shares at a net asset value of      $15.10 per share       3,103
        Scudder II Small Cap Value Portfolio                422,761 shares at a net asset value of      $13.07 per share       5,525
        Scudder II Government Securities Portfolio          205,938 shares at a net asset value of      $11.86 per share       2,442
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                     148,228 shares at a net asset value of      $10.99 per share       1,629
        MFS Research Series                               1,205,082 shares at a net asset value of      $15.83 per share      19,076
        MFS Research Series B                                17,980 shares at a net asset value of      $15.79 per share         284
        MFS Investors Trust Series                        1,443,396 shares at a net asset value of      $18.28 per share      26,385
        MFS Investors Trust Series B                         61,896 shares at a net asset value of      $18.24 per share       1,129
        MFS Emerging Growth Series                        1,180,139 shares at a net asset value of      $20.77 per share      24,511
        MFS Emerging Growth Series B                          5,126 shares at a net asset value of      $20.73 per share         106
        MFS High Income Series                              619,693 shares at a net asset value of       $9.19 per share       5,695
        MFS High Income Series B                                537 shares at a net asset value of       $9.19 per share           5
        MFS Global Governments Series                        22,543 shares at a net asset value of       $9.67 per share         218
        MFS Global Governments Series B                          79 shares at a net asset value of       $9.62 per share           1
        MFS New Discovery Series                            246,687 shares at a net asset value of      $15.83 per share       3,905
        MFS New Discovery Series B                           69,937 shares at a net asset value of      $15.79 per share       1,104
      Metropolitan Life Series (MetLife):
        Putnam International Stock Portfolio                 34,931 shares at a net asset value of      $10.24 per share         358
        Putnam Large Cap Growth Portfolio                    85,460 shares at a net asset value of       $5.79 per share         495
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund               315,323 shares at a net asset value of      $39.80 per share      12,550
        Oppenheimer Main Street Growth & Income Fund        720,644 shares at a net asset value of      $19.88 per share      14,326
        Oppenheimer High Income Fund                        354,454 shares at a net asset value of       $8.54 per share       3,027
        Oppenheimer Bond Fund                             1,217,782 shares at a net asset value of      $10.96 per share      13,347
        Oppenheimer Strategic Bond Fund                     826,169 shares at a net asset value of       $4.46 per share       3,685
      Putnam Variable Trust (Putnam)
        Putnam VT Growth and Income Fund                  1,325,716 shares at a net asset value of      $24.81 per share      32,891
        Putnam VT Growth and Income Fund B                    9,574 shares at a net asset value of      $24.72 per share         237
        Putnam VT New Value Fund                            126,032 shares at a net asset value of      $14.10 per share       1,777
        Putnam VT New Value Fund B                            2,184 shares at a net asset value of      $14.06 per share          31
        Putnam VT Vista Fund                                876,014 shares at a net asset value of      $13.33 per share      11,677
        Putnam VT Vista Fund B                                8,210 shares at a net asset value of      $13.28 per share         109
        Putnam VT International Growth Fund               1,995,662 shares at a net asset value of      $13.38 per share      26,702
        Putnam VT International Growth Fund B               114,941 shares at a net asset value of      $13.34 per share       1,533
        Putnam VT International New Opportunities Fund      311,281 shares at a net asset value of      $10.59 per share       3,296


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account assets, continued:
        Putnam VT International New Opportunities
           Fund B                                              4,279 shares at a net asset value of     $10.56 per share        $ 45
      Franklin Templeton Variable Insurance Products
           Trust (Templeton):
        Templeton Global Income Securities Fund               92,920 shares at a net asset value of     $10.62 per share         987
        Templeton Global Income Securities Fund B              2,254 shares at a net asset value of     $10.58 per share          24
        Franklin Small Cap Fund                              281,564 shares at a net asset value of     $18.79 per share       5,291
        Franklin Small Cap Fund B                              9,465 shares at a net asset value of     $18.69 per share         177
        Templeton Growth Securities Fund                     290,737 shares at a net asset value of     $11.19 per share       3,253
        Templeton Growth Securities Fund B                    17,886 shares at a net asset value of     $11.13 per share         199
        Templeton International Securities Fund            1,207,996 shares at a net asset value of     $12.87 per share      15,547
        Templeton International Securities Fund B             33,540 shares at a net asset value of     $12.77 per share         428
        Templeton Developing Markets Securities Fund       1,333,117 shares at a net asset value of      $5.13 per share       6,839
        Templeton Developing Markets Securities Fund B       112,404 shares at a net asset value of      $5.11 per share         574
        Mutual Shares Securities Fund                        781,287 shares at a net asset value of     $14.66 per share      11,454
        Mutual Shares Securities Fund B                       65,433 shares at a net asset value of     $14.63 per share         957
        Franklin Large Cap Growth Securities Fund            436,861 shares at a net asset value of     $15.57 per share       6,802
        Franklin Large Cap Growth Securities Fund B           22,144 shares at a net asset value of     $15.49 per share         343
      Variable Insurance Products Fund, Fund II and
           Fund III (Fidelity):
        VIP Growth Portfolio                                 108,878 shares at a net asset value of     $36.88 per share       4,015
        VIP Growth Portfolio B                                 1,728 shares at a net asset value of     $36.63 per share          63
        VIP II Contrafund Portfolio                          184,824 shares at a net asset value of     $20.66 per share       3,818
        VIP III Growth Opportunities Portfolio                60,693 shares at a net asset value of     $16.13 per share         979
        VIP III Growth & Income Portfolio                    226,916 shares at a net asset value of     $13.65 per share       3,097
        VIP Equity-Income Portfolio                           93,105 shares at a net asset value of     $23.72 per share       2,208
        VIP Equity-Income Portfolio B                          2,984 shares at a net asset value of     $23.59 per share          70
        VIP High Income Portfolio B                              679 shares at a net asset value of      $6.70 per share           5
      American Century Variable Portfolios, Inc.
           (American Century):
        American Century VP Income & Growth Fund           2,312,246 shares at a net asset value of      $6.78 per share      15,677
        American Century VP International Fund                87,415 shares at a net asset value of      $7.43 per share         649
        American Century VP Value Fund                     1,173,075 shares at a net asset value of      $7.07 per share       8,294
      New England Zenith Fund (Zenith):
        Davis Venture Value Fund E                             1,051 shares at a net asset value of     $24.39 per share          26
        Harris Oakmark Mid Cap Value Fund B                      128 shares at a net asset value of    $173.78 per share          22
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus Stock Index Portfolio                         65,124 shares at a net asset value of     $31.50 per share       2,051
        Dreyfus Stock Index Portfolio B                          939 shares at a net asset value of     $31.49 per share          30
        Dreyfus VIF Disciplined Stock Portfolio               13,764 shares at a net asset value of     $22.39 per share         308
        Dreyfus VIF Disciplined Stock Portfolio B              3,422 shares at a net asset value of     $22.37 per share          77
        Dreyfus VIF Capital Appreciation Portfolio           188,806 shares at a net asset value of     $36.47 per share       6,886
        Dreyfus VIF Capital Appreciation Portfolio B          27,882 shares at a net asset value of     $36.41 per share       1,015
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                            512,272 shares at a net asset value of     $14.74 per share       7,551
        INVESCO VIF High Yield Fund                          440,374 shares at a net asset value of      $9.48 per share       4,175
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                       25,999 shares at a net asset value of      $7.97 per share         207
        PIMCO Low Duration Bond Portfolio                     23,611 shares at a net asset value of      $9.88 per share         233
        PIMCO StocksPLUS Growth & Income Portfolio            39,947 shares at a net asset value of     $10.12 per share         404
        PIMCO Total Return Bond Portfolio                  1,010,924 shares at a net asset value of      $9.75 per share       9,857
      Scudder Variable Series I (Scudder I):
        International Portfolio                              337,620 shares at a net asset value of      $9.48 per share       3,201
        International Portfolio B                             47,742 shares at a net asset value of      $9.43 per share         450

                                                                                                                         -----------
           Total assets                                                                                                  $ 2,521,164


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account liabilities: Due to/(from) general account, net

    Met Investors Enhanced Index Portfolio                                                                        $ 2
    Met Investors Select Equity Portfolio                                                                           1
    Russell Multi-Style Equity Fund                                                                                 1
    Russell Non-US Fund                                                                                             1
    AIM V.I. Value Fund                                                                                             1
    AIM V.I. Capital Appreciation Fund                                                                              1
    Alliance Premier Growth Portfolio                                                                               1
    Scudder II Small Cap Value Portfolio                                                                           (1)
    American Century VP Income & Growth Fund                                                                        1
    American Century VP International Fund                                                                         (1)
    American Century VP Value Fund                                                                                  1
    INVESCO VIF Dynamics Fund                                                                                       1
    INVESCO VIF High Yield Fund                                                                                     1
                                                                                                    ------------------
           Total due to/(from) general account                                                                   $ 10


Sub-account net assets:
    Met Investors Lord Abbett Growth and Income Portfolio                                                   $ 869,828
    Met Investors Lord Abbett Growth and Income Portfolio B                                                     7,411
    Met Investors Bond Debenture Portfolio                                                                    144,526
    Met Investors Bond Debenture Portfolio B                                                                    1,468
    Met Investors Developing Growth Portfolio                                                                  37,061
    Met Investors Developing Growth Portfolio B                                                                   349
    Met Investors Mid-Cap Value Portfolio                                                                      63,215
    Met Investors Mid-Cap Value Portfolio B                                                                     2,041
    Met Investors Quality Bond Portfolio                                                                       87,668
    Met Investors Quality Bond Portfolio B                                                                        788
    Met Investors Small Cap Stock Portfolio                                                                    80,177
    Met Investors Small Cap Stock Portfolio B                                                                      56
    Met Investors Enhanced Index Portfolio                                                                    190,660
    Met Investors Enhanced Index Portfolio B                                                                      517
    Met Investors Select Equity Portfolio                                                                     193,181
    Met Investors Select Equity Portfolio B                                                                       977
    Met Investors International Equity Portfolio                                                               84,922
    Met Investors International Equity Portfolio B                                                                218
    Met Investors Balanced Portfolio                                                                            8,361
    Met Investors Equity Income Portfolio                                                                       5,680
    Met Investors Growth and Income Equity Portfolio                                                           12,279
    Met Investors Putnam Research Portfolio B                                                                      25
    Met Investors Oppenheimer Capital Appreciation Portfolio B                                                     23
    Met Investors PIMCO Money Market Portfolio B                                                                   62
    Met Investors Janus Aggressive Growth Portfolio B                                                               1
    Met Investors Lord Abbett Growth Opportunity Portfolio                                                        147
    Met Investors Lord Abbett Growth Opportunity Portfolio B                                                      611
    Met Investors PIMCO Total Return Bond Portfolio B                                                               1
    Met Investors PIMCO Innovation Portfolio B                                                                      3
    Met Investors MFS Mid Cap Growth Portfolio B                                                                   18


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account net assets, continued:
    Met Investors Research International Portfolio B                                                          $ 18
    GACC Money Market Fund                                                                                  29,232
    Russell Multi-Style Equity Fund                                                                         55,310
    Russell Aggressive Equity Fund                                                                          10,838
    Russell Non-US Fund                                                                                     20,701
    Russell Core Bond Fund                                                                                  35,478
    Russell Real Estate Securities Fund                                                                      2,608
    AIM V.I. Value Fund                                                                                     82,697
    AIM V.I. Capital Appreciation Fund                                                                      45,378
    AIM V.I. International Equity Fund                                                                       7,565
    Alliance Premier Growth Portfolio                                                                       63,314
    Alliance Premier Growth Portfolio B                                                                      2,553
    Alliance Bernstein Real Estate Investment Portfolio                                                     10,635
    Alliance Bernstein Real Estate Investment Portfolio B                                                      815
    Alliance Bernstein Small Cap Portfolio B                                                                     1
    Alliance Bernstein Value Portfolio B                                                                        12
    Liberty Newport Tiger Fund, Variable Series                                                                854
    Goldman Sachs Growth and Income Fund                                                                     6,450
    Goldman Sachs International Equity Fund                                                                  3,104
    Goldman Sachs Global Income Fund                                                                         1,152
    Goldman Sachs Internet Tollkeeper Fund                                                                     586
    Scudder II  Dreman High Return Equity Portfolio                                                            134
    Scudder II Small Cap Growth Portfolio                                                                    3,103
    Scudder II Small Cap Value Portfolio                                                                     5,526
    Scudder II Government Securities Portfolio                                                               2,442
    MFS Bond Series                                                                                          1,629
    MFS Research Series                                                                                     19,076
    MFS Research Series B                                                                                      284
    MFS Investors Trust Series                                                                              26,385
    MFS Investors Trust Series B                                                                             1,129
    MFS Emerging Growth Series                                                                              24,511
    MFS Emerging Growth Series B                                                                               106
    MFS High Income Series                                                                                   5,695
    MFS High Income Series B                                                                                     5
    MFS Global Governments Series                                                                              218
    MFS Global Governments Series B                                                                              1
    MFS New Discovery Series                                                                                 3,905
    MFS New Discovery Series B                                                                               1,104
    MetLife Putnam International Stock Portfolio                                                               358
    MetLife Putnam Large Cap Growth Portfolio                                                                  495
    Oppenheimer Capital Appreciation Fund                                                                   12,550
    Oppenheimer Main Street Growth & Income Fund                                                            14,326
    Oppenheimer High Income Fund                                                                             3,027
    Oppenheimer Bond Fund                                                                                   13,347
    Oppenheimer Strategic Bond Fund                                                                          3,685
    Putnam VT Growth and Income Fund                                                                        32,891
    Putnam VT Growth and Income Fund B                                                                         237
    Putnam VT New Value Fund                                                                                 1,777
    Putnam VT New Value Fund B                                                                                  31


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
June 30, 2001
Unaudited
(In thousands of dollars)


Sub-account net assets, continued:
    Putnam VT Vista Fund                                                                                  $ 11,677
    Putnam VT Vista Fund B                                                                                     109
    Putnam VT International Growth Fund                                                                     26,702
    Putnam VT International Growth Fund B                                                                    1,533
    Putnam VT International New Opportunities Fund                                                           3,296
    Putnam VT International New Opportunities Fund B                                                            45
    Templeton Global Income Securities Fund                                                                    987
    Templeton Global Income Securities Fund B                                                                   24
    Franklin Small Cap Fund                                                                                  5,291
    Franklin Small Cap Fund B                                                                                  177
    Templeton Growth Securities                                                                              3,253
    Templeton Growth Securities Fund B                                                                         199
    Templeton International Securities Fund                                                                 15,547
    Templeton International Securities Fund B                                                                  428
    Templeton Developing Markets Securities Fund                                                             6,839
    Templeton Developing Markets Securities Fund B                                                             574
    Templeton Mutual Shares Securities Fund                                                                 11,454
    Templeton Mutual Shares Securities Fund B                                                                  957
    Franklin Large Cap Growth Securities                                                                     6,802
    Franklin Large Cap Growth Securities Fund B                                                                343
    Fidelity VIP Growth Portfolio                                                                            4,015
    Fidelity VIP Growth Portfolio B                                                                             63
    Fidelity VIP II Contrafund Portfolio                                                                     3,818
    Fidelity VIP III Growth Opportunities Portfolio                                                            979
    Fidelity VIP III Growth & Income Portfolio                                                               3,097
    Fidelity VIP Equity-Income Portfolio                                                                     2,208
    Fidelity VIP Equity-Income Portfolio B                                                                      70
    Fidelity VIP High Income Portfolio B                                                                         5
    American Century VP Income & Growth Fund                                                                15,676
    American Century VP International Fund                                                                     650
    American Century VP Value Fund                                                                           8,293
    Zenith Davis Venture Value Fund E                                                                           26
    Zenith Harris Oakmark Mid Cap Value Fund B                                                                  22
    Dreyfus Stock Index Portfolio                                                                            2,051
    Dreyfus Stock Index Portfolio B                                                                             30
    Dreyfus VIF Disciplined Stock Portfolio                                                                    308
    Dreyfus VIF Disciplined Stock Portfolio B                                                                   77
    Dreyfus VIF Capital Appreciation Portfolio                                                               6,886
    Dreyfus VIF Capital Appreciation Portfolio B                                                             1,015
    INVESCO VIF Dynamics                                                                                     7,550
    INVESCO VIF High Yield                                                                                   4,174
    PIMCO High Yield Bond Portfolio                                                                            207
    PIMCO Low Duration Bond Portfolio                                                                          233
    PIMCO StocksPLUS Growth & Income Portfolio                                                                 404
    PIMCO Total Return Bond Portfolio                                                                        9,857
    Scudder I International Portfolio                                                                        3,201
    Scudder I International Portfolio B                                                                        450
                                                                                                 ------------------
           Total net assets                                                                            $ 2,521,154
                                                                                                 ==================


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Met Investors
                                         -------------------------------------------------------------------------------------------
                                          Lord Abbett  Lord Abbett
                                           Growth      Growth and                    Bond                   Developing     Large
                                             and         Income         Bond       Debenture    Developing   Growth         Cap
                                           Income      Portfolio B   Debenture     Portfolio B   Growth     Portfolio B   Research
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------


Income:
   Dividends                           $      7,592            61        11,470          110           -            -           282
                                         -----------  --------------------------  -----------  ----------  -----------  ------------

Expenses:
   Mortality and expense risk                 5,384             7           918            1         224            -            65
   Administrative fee                           645             1           110            -          27            -             8
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------
       Total expenses                         6,029             8         1,028            1         251            -            73
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

       Net investment income (loss)           1,563            53        10,442          109        (251)           -           209
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   3,860             -            12            -        (334)           1         6,835
   Realized gain distributions                    -             -             -            -           -            -         1,156
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------
       Net realized gain (loss)               3,860             -            12            -        (334)           1         7,991
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

 Change in unrealized appreciation          (48,826)         (164)       (8,313)        (129)     (1,310)          17        (8,614)
                                         -----------  ------------  ------------  -----------  ----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations        $    (43,403)         (111)        2,141          (20)     (1,895)          18          (414)
                                         ===========  ============  ============  ===========  ==========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                    Met Investors
                                        --------------------------------------------------------------------------------------------

                                                         Mid-Cap                     Quality      Small        Small
                                          Mid-Cap         Value        Quality        Bond         Cap       Cap Stock     Enhanced
                                           Value       Portfolio B       Bond       Portfolio B   Stock      Portfolio B    Index
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------


Income:
   Dividends                          $         289              9         4,177           35         127             -       1,483
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

Expenses:
   Mortality and expense risk                   363              2           546            1         489             -       1,234
   Administrative fee                            43              -            65            -          59             -         148
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------
       Total expenses                           406              2           611            1         548             -       1,382
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

       Net investment income (loss)            (117)             7         3,566           34        (421)            -         101
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     491             (1)          241            -         485             -      (1,021)
   Realized gain distributions                5,350            164             -            -      10,221             7           -
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------
       Net realized gain (loss)               5,841            163           241            -      10,706             7      (1,021)
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

 Change in unrealized appreciation           (4,293)          (175)       (1,524)         (36)    (12,390)           (5)    (11,239)
                                        ------------  -------------  ------------  -----------  ----------  ------------  ----------

       Net increase (decrease) in net
         assets from operations       $       1,431             (5)        2,283           (2)     (2,105)            2     (12,159)
                                        ============  =============  ============  ===========  ==========  ============  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Met Investors
                                         -------------------------------------------------------------------------------------------

                                          Enhanced                   Select                    International               Equity
                                           Index       Select        Equity      International   Equity      Balanced      Income
                                             B         Equity       Portfolio B    Equity      Portfolio B   Portfolio    Portfolio
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------


Income:
   Dividends                           $         4           864            4         1,097             3            -            2
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

Expenses:
   Mortality and expense risk                    -         1,228            1           587             -           52           36
   Administrative fee                            -           147            -            70             -            6            4
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------
       Total expenses                            -         1,375            1           657             -           58           40
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

       Net investment income (loss)              4          (511)           3           440             3          (58)         (38)
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -          (136)           -          (548)            -           (1)          40
   Realized gain distributions                   -         3,917           18        10,407            25            -            -
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------
       Net realized gain (loss)                  -         3,781           18         9,859            25           (1)          40
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

 Change in unrealized appreciation             (11)       (8,559)         (31)      (26,409)          (39)        (128)         (47)
                                         ----------  ------------  -----------  ------------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $        (7)       (5,289)         (10)      (16,110)          (11)        (187)         (45)
                                         ==========  ============  ===========  ============  ============  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                 Met Investors
                                        -----------------------------------------------------------------------------------------
                                           Growth                   Oppenheimer   PIMCO        Janus                   Lord Abbett
                                            and         Putnam       Capital      Money      Aggressive   Lord Abbett   Growth
                                           Income      Research     Appreciation  Market      Growth       Growth      Opportunity
                                           Equity      Portfolio B  Portfolio B  Portfolio B Portfolio B  Opportunity  Portfolio B
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------


Income:
   Dividends                          $           -            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    79            -            -           -            -            -            1
   Administrative fee                             9            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------
       Total expenses                            88            -            -           -            -            -            1
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

       Net investment income (loss)             (88)           -            -           -            -            -           (1)
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (11)           -            -           -            -            -            -
   Realized gain distributions                  491            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------
       Net realized gain (loss)                 480            -            -           -            -            -            -
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

 Change in unrealized appreciation           (1,931)           1            -           -            -           (2)           2
                                        ------------  -----------  -----------  ----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $      (1,539)           1            0           0            0           (2)           1
                                        ============  ===========  ===========  ==========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                             Met Investors                       GACC              Russell
                                        ---------------------------------------------------  -----------  -----------------------
                                           PIMCO                      MFS          MFS
                                         Total Return   PIMCO       Mid Cap      Research                   Multi-
                                           Bond       Innovation     Growth     International   Money        Style      Aggressive
                                         Portfolio B  Portfolio B   Portfolio B Portfolio B    Market       Equity       Equity
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------


Income:
   Dividends                          $          -             -           -             -            -           87           4
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------


   Mortality and expense risk                    -             -           -             -          182          343          65
   Administrative fee                            -             -           -             -           22           41           8
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------
       Total expenses                            -             -           -             -          204          384          73
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------

       Net investment income (loss)              -             -           -             -         (204)        (297)        (69)
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------


   Realized gain (loss) on sale of fund
     shares                                      -             -           -             -          (86)        (279)        (64)
   Realized gain distributions                   -             -           -             -            -        1,014           -
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------
       Net realized gain (loss)                  -             -           -             -          (86)         735         (64)
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------

    Change in unrealized appreciation            -             -           -             -          822       (5,972)         60
                                        -----------  ------------  ----------  ------------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations       $          0             0           0             0          532       (5,534)        (73)
                                        ===========  ============  ==========  ============  ===========  ===========  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Russell                                  AIM                     Alliance
                                         ------------------------------------  --------------------------------------  -----------

                                                                     Real                       V.I.         V.I.
                                                        Core        Estate      V.I. Value    Capital    International   Premier
                                           Non-US       Bond       Securities     Value      Appreciation   Equity       Growth
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------


Income:
   Dividends                           $          -         811           32            -             -            -            -
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

Expenses:
   Mortality and expense risk                   134         218           14          499           278           47          393
   Administrative fee                            16          26            2           59            33            6           47
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------
       Total expenses                           150         244           16          558           311           53          440
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

       Net investment income (loss)            (150)        567           16         (558)         (311)         (53)        (440)
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (117)         (1)           7         (505)         (350)      (1,757)        (129)
   Realized gain distributions                    -           -            -            -             -            -        3,353
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------
       Net realized gain (loss)                (117)         (1)           7         (505)         (350)      (1,757)       3,224
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

 Change in unrealized appreciation           (3,231)        131          127       (4,620)       (7,495)         602      (10,746)
                                         ----------- -----------  -----------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations        $     (3,498)        697          150       (5,683)       (8,156)      (1,208)      (7,962)
                                         =========== ===========  ===========  ===========  ============  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                  Alliance                                Liberty    Goldman Sachs
                                        --------------------------------------------------------------  -----------  ----------
                                                      Bernstein   Bernstein                               Newport
                                          Premier       Real      Real Estate  Bernstein    Bernstein      Tiger       Growth
                                          Growth       Estate     Investment   Small Cap      Value        Fund,        and
                                         Portfolio B  Investment  Portfolio B  Portfolio B  Portfolio B  Variable      Income
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------


Income:
   Dividends                          $          -         352           16            -            -            -           -
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                    2          57            1            -            -            6          40
   Administrative fee                            -           7            -            -            -            1           5
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Total expenses                            2          64            1            -            -            7          45
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net investment income (loss)             (2)        288           15            -            -           (7)        (45)
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -          47            -            -            -         (103)        (16)
   Realized gain distributions                  81           -            -            -            -            -           -
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Net realized gain (loss)                 81          47            -            -            -         (103)        (16)
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

 Change in unrealized appreciation            (180)        384           18            -            -            -        (372)
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations       $       (101)        719           33            0            0         (110)       (433)
                                        ===========  ==========  ===========  ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                      Goldman Sachs                                Scudder II
                                        ------------------------------------  -------------------------------------------------
                                                                                Dreman
                                                                                 High         Small        Small
                                        International  Global     Internet      Return         Cap          Cap       Government
                                          Equity       Income     Tollkeeper    Equity       Growth        Value      Securities
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------


Income:
   Dividends                          $          -           -            -            1            -            -          93
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Expenses:
   Mortality and expense risk                   21           6            3            1           19           31          14
   Administrative fee                            3           1            -            -            2            4           2
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Total expenses                           24           7            3            1           21           35          16
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net investment income (loss)            (24)         (7)          (3)           -          (21)         (35)         77
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (27)         (6)         (12)          16       (1,541)         658          42
   Realized gain distributions                   -           -            -            -          404            -           -
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------
       Net realized gain (loss)                (27)         (6)         (12)          16       (1,137)         658          42
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

 Change in unrealized appreciation            (517)         29          (54)         106        3,175        4,809       1,970
                                        -----------  ----------  -----------  -----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations       $       (568)         16          (69)         122        2,017        5,432       2,089
                                        ===========  ==========  ===========  ===========  ===========  ===========  ==========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  MFS
                                        ----------------------------------------------------------------------------------------

                                                                               Investors    Investors                 Emerging
                                                                  Research       Trust        Trust      Emerging      Growth
                                           Bond       Research    Series B      Series      Series B      Growth      Series B
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------


Income:
   Dividends                          $         99            3           -          127            -            -            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                   10          123           -          160            1          162            -
   Administrative fee                            1           15           -           19            -           19            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Total expenses                           11          138           -          179            1          181            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net investment income (loss)             88         (135)          -          (52)          (1)        (181)           -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      8         (119)          -          (20)           -         (315)           -
   Realized gain distributions                   -        2,448           -          652            1        1,548            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                  8        2,329           -          632            1        1,233            -
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation             (49)     (15,032)         (8)      (6,664)         (32)      (8,645)          (1)
                                        -----------  ----------- -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $         47      (12,838)         (8)      (6,084)         (32)      (7,593)          (1)
                                        ===========  =========== ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  MFS
                                        ----------------------------------------------------------------------------------------


                                         Emerging                    High                    Global                      New
                                          Markets       High        Income      Global      Governments     New       Discovery
                                          Equity       Income      Series B    Governments  Series B     Discovery    Series B
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------


Income:
   Dividends                          $          -          471            -           8            -            -            -
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    -           36            -           1            -           12            1
   Administrative fee                            -            4            -           -            -            1            -
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Total expenses                            -           40            -           1            -           13            1
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net investment income (loss)              -          431            -           7            -          (13)          (1)
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                     (4)         (48)           -           1            -           (3)           -
   Realized gain distributions                   -            -            -           -            -           83            1
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------
       Net realized gain (loss)                 (4)         (48)           -           1            -           80            1
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

 Change in unrealized appreciation              10       (2,230)           -         (10)           -         (312)           5
                                        -----------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $          6       (1,847)           0          (2)           0         (245)           5
                                        ===========  ===========  =========== ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                  MetLife                                    Oppenheimer
                                         -------------------------  --------------------------------------------------------------
                                                                                  Main Street
                                                                                   Growth
                                         International  Large Cap     Capital         &          High                   Strategic
                                            Stock        Growth     Appreciation   Income       Income        Bond        Bond
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------


Income:
   Dividends                           $          11            -           73           78          304       1,010           91
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                      2            2           77           89           19          82           24
   Administrative fee                              -            -            9           11            2          10            3
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------
       Total expenses                              2            2           86          100           21          92           27
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

       Net investment income (loss)                9           (2)         (13)         (22)         283         918           64
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -           (1)         (12)         (52)         (21)        (42)         (12)
   Realized gain distributions                     -            -        1,091            -            -           -          143
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------
       Net realized gain (loss)                    -           (1)       1,079          (52)         (21)        (42)         131
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

 Change in unrealized appreciation               (50)         (64)      (1,795)        (931)        (235)       (283)        (172)
                                         ------------  -----------  -----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations        $         (41)         (67)        (729)      (1,005)          27         593           23
                                         ============  ===========  ===========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                Putnam
                                        -----------------------------------------------------------------------------------------
                                            VT           VT                       VT
                                          Growth       Growth         VT          New                       VT            VT
                                            and       and Income      New        Value         VT          Vista      International
                                          Income       Fund B        Value      Fund B        Vista       Fund B        Growth
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------


Income:
   Dividends                          $        536            -           15           -            -            -            93
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

Expenses:
   Mortality and expense risk                  207            -           10           -           74            -           165
   Administrative fee                           25            -            1           -            9            -            20
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------
       Total expenses                          232            -           11           -           83            -           185
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

       Net investment income (loss)            304            -            4           -          (83)           -           (92)
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                   (102)           -           30           -         (153)           -          (201)
   Realized gain distributions                 374            -           41           -        1,284            -         2,917
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------
       Net realized gain (loss)                272            -           71           -        1,131            -         2,716
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

 Change in unrealized appreciation          (1,229)          (4)          43           1       (4,262)          (1)       (6,855)
                                        -----------  -----------  ----------- -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations       $       (653)          (4)         118           1       (3,214)          (1)       (4,231)
                                        ===========  ===========  =========== ===========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                          Putnam                                      Templeton
                                        ------------------------------------------- ------------------------------------------------
                                             VT             VT          VT Int'l                Templeton                 Franklin
                                         International  International      New      Templeton    Global     Franklin       Small
                                           Growth           New       Opportunities  Global      Income       Small         Cap
                                           Fund B       Opportunities       B        Income      Fund B        Cap           B
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------


Income:
   Dividends                          $            -              -              -         36           1           25            1
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

Expenses:
   Mortality and expense risk                      1             22              -          6           -           31            -
   Administrative fee                              -              3              -          1           -            4            -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------
       Total expenses                              1             25              -          7           -           35            -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

       Net investment income (loss)               (1)           (25)             -         29           1          (10)           1
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -           (358)             -         (1)          -          (87)           -
   Realized gain distributions                     -              -              -          -           -            -            -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------
       Net realized gain (loss)                    -           (358)             -         (1)          -          (87)           -
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

 Change in unrealized appreciation               (45)          (595)            (2)       (79)         (1)        (499)          (1)
                                        -------------  -------------  ------------- ----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $          (46)          (978)            (2)       (51)          -         (596)           -
                                        =============  =============  ============= ==========  ==========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Templeton
                                        --------------------------------------------------------------------------------------------

                                                        Growth                   International  Developing   Developing    Mutual
                                           Growth     Securities    International  Securities    Markets      Markets      Shares
                                         Securities     Fund B       Securities     Fund B      Securities  Securities B  Securities
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------


Income:
   Dividends                          $          64             3           465           10           65            3          204
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

Expenses:
   Mortality and expense risk                    19             -            96            1           39            1           62
   Administrative fee                             2             -            11            -            5            -            7
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------
       Total expenses                            21             -           107            1           44            1           69
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

       Net investment income (loss)              43             3           358            9           21            2          135
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (4)            -          (374)           -          (63)           -           23
   Realized gain distributions                  536            24         3,483           77            -            -          666
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                 532            24         3,109           77          (63)           -          689
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

 Change in unrealized appreciation             (600)          (29)       (4,936)         (98)         (99)          (5)         198
                                        ------------  ------------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations       $         (25)           (2)       (1,469)         (12)        (141)          (3)       1,022
                                        ============  ============  ============  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                      Templeton                                      Fidelity
                                        ---------------------------------------  ---------------------------------------------------
                                          Mutual       Franklin      Franklin
                                          Shares      Large Cap     Large Cap                    VIP                     VIP III
                                         Securities     Growth        Growth        VIP        Growth       VIP II        Growth
                                             B        Securities   Securities B   Growth     Portfolio B  Contrafund   Opportunities
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------


Income:
   Dividends                          $         11            36             1           3            -           29             3
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

Expenses:
   Mortality and expense risk                    1            40             -          23            -           23             6
   Administrative fee                            -             5             -           3            -            3             1
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------
       Total expenses                            1            45             -          26            -           26             7
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

       Net investment income (loss)             10            (9)            1         (23)           -            3            (4)
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      -           (17)            -         (17)           -          (32)           (9)
   Realized gain distributions                  37         1,466            60         241            -          101             -
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------
       Net realized gain (loss)                 37         1,449            60         224            -           69            (9)
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

 Change in unrealized appreciation             (35)       (1,827)          (77)       (582)           -         (494)          (82)
                                        -----------  ------------  ------------ -----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations       $         12          (387)          (16)       (381)           0         (422)          (95)
                                        ===========  ============  ============ ===========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                               Fidelity                                 American Century
                                         ---------------------------------------------------  --------------------------------------
                                                                       VIP
                                           VIP III        VIP        Equity-        VIP           VP
                                           Growth &     Equity-      Income      High Income   Income &         VP           VP
                                            Income      Income      Portfolio B  Portfolio B    Growth     International   Value
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------


Income:
   Dividends                           $          41          34            -             -           82              1          63
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

Expenses:
   Mortality and expense risk                     20          13            -             -           70              4          39
   Administrative fee                              2           2            -             -            8              -           5
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------
       Total expenses                             22          15            -             -           78              4          44
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

       Net investment income (loss)               19          19            -             -            4             (3)         19
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (17)         (5)           -             -           (1)           (11)         31
   Realized gain distributions                   132          94            -             -            -             58           -
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------
       Net realized gain (loss)                  115          89            -             -           (1)            47          31
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

 Change in unrealized appreciation              (342)       (139)          (2)            -         (427)          (191)        374
                                         ------------  ----------  -----------  ------------  -----------  ------------- -----------

       Net increase (decrease) in net
         assets from operations        $        (208)        (31)          (2)            0         (424)          (147)        424
                                         ============  ==========  ===========  ============  ===========  ============= ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                   Zenith                                   Dreyfus
                                        -------------------------  ---------------------------------------------------------------
                                                        Harris                                              VIF
                                           Davis       Oakmark                    Stock        VIF       Disciplined      VIF
                                          Venture      Mid Cap        Stock       Index     Disciplined    Stock        Capital
                                       Value Fund E  Value Fund B     Index    Portfolio B    Stock      Portfolio B  Appreciation
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------


Income:
   Dividends                          $          -             -           10           -            -            -             1
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------


   Mortality and expense risk                    -             -           11           -            2            -            36
   Administrative fee                            -             -            1           -            -            -             4
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------
       Total expenses                            -             -           12           -            2            -            40
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------

       Net investment income (loss)              -             -           (2)          -           (2)           -           (39)
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------


   Realized gain (loss) on sale of fund
     shares                                      -             -           (3)          -           (3)           -           (10)
   Realized gain distributions                   -             -            -           -            -            -             -
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------
       Net realized gain (loss)                  -             -           (3)          -           (3)           -           (10)
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------

    Change in unrealized appreciation            1             -         (117)          -          (18)           -          (338)
                                        -----------  ------------  -----------  ----------  -----------  -----------  ------------

       Net increase (decrease) in net
         assets from operations       $          1             0         (122)          0          (23)           0          (387)
                                        ===========  ============  ===========  ==========  ===========  ===========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                           Dreyfus            Invesco                               PIMCO
                                         ------------  -----------------------  -------------------------------------------------
                                             VIF
                                           Capital                    VIF          High         Low       StocksPLUS    Total
                                         Appreciation     VIF         High        Yield       Duration     Growth &     Return
                                         Portfolio B   Dynamics      Yield         Bond         Bond        Income       Bond
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------


Income:
   Dividends                           $           -           -            -            5            4            7         183
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                      1          35           19            1            1            2          42
   Administrative fee                              -           4            2            -            -            -           5
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------
       Total expenses                              1          39           21            1            1            2          47
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

       Net investment income (loss)               (1)        (39)         (21)           4            3            5         136
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        -         (53)          (1)           -            -           (8)          1
   Realized gain distributions                     -           -            -            -            -            -           -
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------
       Net realized gain (loss)                    -         (53)          (1)           -            -           (8)          1
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

 Change in unrealized appreciation               (27)       (973)        (323)          (7)          (1)         (25)        (54)
                                         ------------  ----------  -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations        $         (28)     (1,065)        (345)          (3)           2          (28)         83
                                         ============  ==========  ===========  ===========  ===========  =========== ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                   Scudder I
                                         ----------------------------


                                                        International
                                         International  Portfolio B        Total
                                         -------------  -------------  --------------


Income:
   Dividends                           $           12              -          33,327
                                         -------------  -------------  --------------

Expenses:
   Mortality and expense risk                      18              -          15,534
   Administrative fee                               2              -           1,856
                                         -------------  -------------  --------------
       Total expenses                              20              -          17,390
                                         -------------  -------------  --------------

       Net investment income (loss)                (8)             -          15,937
                                         -------------  -------------  --------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (62)             -           3,543
   Realized gain distributions                    547              4          54,717
                                         -------------  -------------  --------------
       Net realized gain (loss)                   485              4          58,260
                                         -------------  -------------  --------------

 Change in unrealized appreciation             (1,101)           (19)       (217,531)
                                         -------------  -------------  --------------

       Net increase (decrease) in net
         assets from operations        $         (624)           (15)       (143,334)
                                         =============  =============  ==============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Met Investors
                                       ---------------------------------------------------------------------------------------------
                                        Lord Abbett    Lord Abbett
                                          Growth       Growth and                   Bond                    Developing     Large
                                            and          Income        Bond       Debenture    Developing     Growth        Cap
                                          Income       Portfolio B   Debenture    Portfolio B   Growth      Portfolio B   Research
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)    $        1,563            53       10,442          109         (251)            -          209
     Net realized gain (loss)                 3,860             -           12            -         (334)            1        7,991
     Change in unrealized appreciation      (48,826)         (164)      (8,313)        (129)      (1,310)           17       (8,614)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------
       Net increase (decrease) from
         operations                         (43,403)         (111)       2,141          (20)      (1,895)           18         (414)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------

Contract transactions:
   MetLife Investors payments                     -             1            -            1            -             1            -
   MetLife Investors redemptions                  -             -            -            -            -             -            -
   Payments received from contract
     owners                                   7,272         4,918        1,514          916          651           156          254
   Transfers between sub-accounts
     (including fixed account), net          62,504         2,605        4,485          572           76           175      (45,312)
   Transfers for contract benefits and
     terminations                           (41,288)           (2)      (6,323)          (1)      (1,064)           (1)        (248)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------
       Net increase (decrease) in net
         assets from contract
         transactions                        28,488         7,522         (324)       1,488         (337)          331      (45,306)
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------

       Net increase (decrease) in net
         assets                             (14,915)        7,411        1,817        1,468       (2,232)          349      (45,720)

Net assets at beginning of period           884,743             -      142,709            -       39,293             -       45,720
                                       -------------  ------------  -----------  -----------  -----------  ------------ ------------
Net assets at end of period          $      869,828         7,411      144,526        1,468       37,061           349            -
                                       =============  ============  ===========  ===========  ===========  ============ ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Met Investors
                                        --------------------------------------------------------------------------------------------

                                                         Mid-Cap                    Quality       Small        Small
                                           Mid-Cap        Value       Quality        Bond          Cap       Cap Stock    Enhanced
                                            Value       Portfolio B     Bond       Portfolio B    Stock      Portfolio B    Index
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        (117)           7         3,566           34         (421)           -          101
     Net realized gain (loss)                  5,841          163           241            -       10,706            7       (1,021)
     Change in unrealized appreciation        (4,293)        (175)       (1,524)         (36)     (12,390)          (5)     (11,239)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            1,431           (5)        2,283           (2)      (2,105)           2      (12,159)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                      -            1             -            1            -            1            -
   MetLife Investors redemptions                   -            -             -            -            -            -            -
   Payments received from contract
     owners                                    1,565        1,317         2,007          521          308           17        1,452
   Transfers between sub-accounts
     (including fixed account), net            6,482          729         2,853          268       (1,992)          37          926
   Transfers for contract benefits and
     terminations                             (1,886)          (1)       (5,112)           -       (2,858)          (1)     (10,415)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          6,161        2,046          (252)         790       (4,542)          54       (8,037)
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                7,592        2,041         2,031          788       (6,647)          56      (20,196)

Net assets at beginning of period             55,623            -        85,637            -       86,824            -      210,856
                                        -------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period            $      63,215        2,041        87,668          788       80,177           56      190,660
                                        =============  ===========  ============  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                 Met Investors
                                         -----------------------------------------------------------------------------------------

                                          Enhanced                    Select                  International                Equity
                                            Index       Select        Equity    International   Equity       Balanced      Income
                                         Portfolio B    Equity      Portfolio B    Equity      Portfolio B   Portfolio    Portfolio
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          4         (511)            3          440             3          (58)         (38)
     Net realized gain (loss)                     -        3,781            18        9,859            25           (1)          40
     Change in unrealized appreciation          (11)      (8,559)          (31)     (26,409)          (39)        (128)         (47)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------
       Net increase (decrease) from
         operations                              (7)      (5,289)          (10)     (16,110)          (11)        (187)         (45)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     1            -             1            -             1            -            -
   MetLife Investors redemptions                  -            -             -            -             -            -            -
   Payments received from contract
     owners                                     307          950           594          412           138           22            1
   Transfers between sub-accounts
     (including fixed account), net             218       (2,014)          393       (1,229)           91          378          (94)
   Transfers for contract benefits and
     terminations                                (2)      (5,873)           (1)      (3,128)           (1)        (162)        (183)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           524       (6,937)          987       (3,945)          229          238         (276)
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                                 517      (12,226)          977      (20,055)          218           51         (321)

Net assets at beginning of period                 -      205,407             -      104,977             -        8,310        6,001
                                         -----------  -----------  ------------ ------------  ------------  -----------  -----------
Net assets at end of period            $        517      193,181           977       84,922           218        8,361        5,680
                                         ===========  ===========  ============ ============  ============  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   Met Investors
                                       -------------------------------------------------------------------------------------------
                                         Growth                  Oppenheimer      PIMCO         Janus                   Lord Abbett
                                          and        Putnam        Capital        Money       Aggressive   Lord Abbett     Growth
                                         Income     Research     Appreciation     Market       Growth       Growth      Opportunity
                                         Equity    Portfolio B   Portfolio B   Portfolio B   Portfolio B  Opportunity   Portfolio B
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $      (88)           -              -             -            -            -           (1)
     Net realized gain (loss)                480            -              -             -            -            -            -
     Change in unrealized appreciation    (1,931)           1              -             -            -           (2)           2
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                       (1,539)           1              -             -            -           (2)           1
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                  -            1              1             1            1            -            1
   MetLife Investors redemptions               -            -              -             -            -            -            -
   Payments received from contract
     owners                                   26           23             22             1            -           15          337
   Transfers between sub-accounts
     (including fixed account), net          366            -              -            60            -          134          270
   Transfers for contract benefits and
     terminations                           (281)           -              -             -            -            -            2
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        111           24             23            62            1          149          610
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                           (1,428)          25             23            62            1          147          611

Net assets at beginning of period         13,707            -              -             -            -            -            -
                                       ----------  -----------  -------------  ------------  -----------  -----------  -----------
Net assets at end of period           $   12,279           25             23            62            1          147          611
                                       ==========  ===========  =============  ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                            Met Investors                         GACC              Russell
                                        ----------------------------------------------------  -----------  ------------------------
                                           PIMCO                       MFS          MFS
                                         Total Return    PIMCO       Mid Cap      Research                    Multi-
                                            Bond      Innovation      Growth    International    Money        Style      Aggressive
                                         Portfolio B  Portfolio B   Portfolio B  Portfolio B     Market       Equity       Equity
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $           -             -           -             -         (204)        (297)         (69)
     Net realized gain (loss)                     -             -           -             -          (86)         735          (64)
     Change in unrealized appreciation            -             -           -             -          822       (5,972)          60
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                               -             -           -             -          532       (5,534)         (73)
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     1             1           1             1            -            -            -
   MetLife Investors redemptions                  -             -           -             -            -            -            -
   Payments received from contract
     owners                                       -             -          16            14        1,335        2,625          367
   Transfers between sub-accounts
     (including fixed account), net               -             2           -             4        3,448        2,801           75
   Transfers for contract benefits and
     terminations                                 -             -           1            (1)      (3,742)      (2,563)        (423)
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             1             3          18            18        1,041        2,863           19
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                   1             3          18            18        1,573       (2,671)         (54)

Net assets at beginning of period                 -             -           -             -       27,659       57,981       10,892
                                        ------------ -------------  ----------  ------------  -----------  -----------  -----------
Net assets at end of period           $           1             3          18            18       29,232       55,310       10,838
                                        ============ =============  ==========  ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Russell                                 AIM                      Alliance
                                        ------------------------------------- ---------------------------------------  -----------

                                                                     Real                      V.I.          V.I.
                                                        Core        Estate     V.I. Value    Capital     International   Premier
                                          Non-US        Bond       Securities    Value      Appreciation    Equity       Growth
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $       (150)         567           16        (558)         (311)          (53)        (440)
     Net realized gain (loss)                 (117)          (1)           7        (505)         (350)       (1,757)       3,224
     Change in unrealized appreciation      (3,231)         131          127      (4,620)       (7,495)          602      (10,746)
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------
       Net increase (decrease) from
         operations                         (3,498)         697          150      (5,683)       (8,156)       (1,208)      (7,962)
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------

Contract transactions:
   MetLife Investors payments                    -            -            -           1             1             1            -
   MetLife Investors redemptions                 -            -            -           -             -             -            -
   Payments received from contract
     owners                                  1,148        1,868          267       3,347         2,484           213        4,131
   Transfers between sub-accounts
     (including fixed account), net            699          353          210       8,253         6,114         1,009        6,903
   Transfers for contract benefits and
     terminations                             (708)      (1,126)         (43)     (2,306)       (1,662)         (239)      (1,460)
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        1,139        1,095          434       9,295         6,937           984        9,574
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------

       Net increase (decrease) in net
         assets                             (2,359)       1,792          584       3,612        (1,219)         (224)       1,612

Net assets at beginning of period           23,060       33,686        2,024      79,085        46,597         7,789       61,702
                                        -----------  -----------  ----------- -----------  ------------  ------------  -----------
Net assets at end of period           $     20,701       35,478        2,608      82,697        45,378         7,565       63,314
                                        ===========  ===========  =========== ===========  ============  ============  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                    Alliance                                Liberty    Goldman Sachs
                                        ----------------------------------------------------------------  -----------   ------------
                                                      Bernstein    Bernstein                                Newport
                                          Premier       Real       Real Estate   Bernstein    Bernstein      Tiger        Growth
                                          Growth       Estate      Investment    Small Cap      Value        Fund,          and
                                         Portfolio B  Investment   Portfolio B   Portfolio B  Portfolio B  Variable       Income
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         (2)         288            15            -            -           (7)          (45)
     Net realized gain (loss)                   81           47             -            -            -         (103)          (16)
     Change in unrealized appreciation        (180)         384            18            -            -            -          (372)
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------
       Net increase (decrease) from
         operations                           (101)         719            33            -            -         (110)         (433)
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------

Contract transactions:
   MetLife Investors payments                    -            -             -            -            -            -             -
   MetLife Investors redemptions                 -            -             -            -            -            -             -
   Payments received from contract
     owners                                  1,598          922           485            1            8           23           121
   Transfers between sub-accounts
     (including fixed account), net          1,065          430           296            -            4          (18)          375
   Transfers for contract benefits and
     terminations                               (9)        (224)            1            -            -           (8)         (137)
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        2,654        1,128           782            1           12           (3)          359
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------

       Net increase (decrease) in net
         assets                              2,553        1,847           815            1           12         (113)          (74)

Net assets at beginning of period                -        8,788             -            -            -          967         6,524
                                        -----------  -----------  ------------  -----------  -----------  -----------   -----------
Net assets at end of period           $      2,553       10,635           815            1           12          854         6,450
                                        ===========  ===========  ============  ===========  ===========  ===========   ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Goldman Sachs                                Scudder II
                                        -------------------------------------- --------------------------------------------------
                                                                                 Dreman
                                                                                  High         Small        Small
                                         International  Global      Internet     Return         Cap          Cap       Government
                                           Equity       Income      Tollkeeper   Equity       Growth        Value      Securities
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         (24)          (7)          (3)          -          (21)         (35)          77
     Net realized gain (loss)                   (27)          (6)         (12)         16       (1,137)         658           42
     Change in unrealized appreciation         (517)          29          (54)        106        3,175        4,809        1,970
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                            (568)          16          (69)        122        2,017        5,432        2,089
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     -            -            -           -            -            -            -
   MetLife Investors redemptions                  -            -            -           -            -            -            -
   Payments received from contract
     owners                                      33          176           94          25          121          172          129
   Transfers between sub-accounts
     (including fixed account), net              75          153           98         (34)         213           (4)          (1)
   Transfers for contract benefits and
     terminations                              (101)          (8)          (3)       (118)      (2,646)      (4,798)      (2,086)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             7          321          189        (127)      (2,312)      (4,630)      (1,958)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                (561)         337          120          (5)        (295)         802          131

Net assets at beginning of period             3,665          815          466         139        3,398        4,724        2,311
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
Net assets at end of period           $       3,104        1,152          586         134        3,103        5,526        2,442
                                        ============  ===========  =========== ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   MFS
                                        ----------------------------------------------------------------------------------------

                                                                                Investors   Investors                 Emerging
                                                                   Research       Trust       Trust      Emerging      Growth
                                           Bond       Research     Series B      Series     Series B      Growth      Series B
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         88         (135)           -          (52)         (1)        (181)           -
     Net realized gain (loss)                    8        2,329            -          632           1        1,233            -
     Change in unrealized appreciation         (49)     (15,032)          (8)      (6,664)        (32)      (8,645)          (1)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) from
         operations                             47      (12,838)          (8)      (6,084)        (32)      (7,593)          (1)
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                    -            -            -            -           -            -            -
   MetLife Investors redemptions                 -            -            -            -           -            -            -
   Payments received from contract
     owners                                     10          443          258        1,753         583          729           81
   Transfers between sub-accounts
     (including fixed account), net             82        1,292           34        2,784         577          751           25
   Transfers for contract benefits and
     terminations                             (134)       9,400            -        2,414           1         (665)           1
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (42)      11,135          292        6,951       1,161          815          107
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                  5       (1,703)         284          867       1,129       (6,778)         106

Net assets at beginning of period            1,624       20,779            -       25,518           -       31,289            -
                                        -----------  -----------  -----------  ----------- -----------  -----------  -----------
Net assets at end of period           $      1,629       19,076          284       26,385       1,129       24,511          106
                                        ===========  ===========  ===========  =========== ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                   MFS
                                        ------------------------------------------------------------------------------------------

                                         Emerging                    High                      Global                      New
                                          Markets       High        Income        Global      Governments     New       Discovery
                                          Equity       Income      Series B     Governments   Series B     Discovery    Series B
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $         -          431            -             7            -          (13)          (1)
     Net realized gain (loss)                   (4)         (48)           -             1            -           80            1
     Change in unrealized appreciation          10       (2,230)           -           (10)           -         (312)           5
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                              6       (1,847)           -            (2)           -         (245)           5
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                    -            -            -             -            -            -            -
   MetLife Investors redemptions                 -            -            -             -            -            -            -
   Payments received from contract
     owners                                      -          224            -             -            -        1,003          702
   Transfers between sub-accounts
     (including fixed account), net            (80)         398            5            68            -        2,736          393
   Transfers for contract benefits and
     terminations                               (2)       1,715            -            (5)           1          265            4
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          (82)       2,337            5            63            1        4,004        1,099
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                (76)         490            5            61            1        3,759        1,104

Net assets at beginning of period               76        5,205            -           157            -          146            -
                                        -----------  -----------  -----------  ------------  -----------  -----------  -----------
Net assets at end of period            $         -        5,695            5           218            1        3,905        1,104
                                        ===========  ===========  ===========  ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                  MetLife                                    Oppenheimer
                                        -------------------------  ---------------------------------------------------------------
                                                                                  Main Street
                                                                                   Growth
                                        International  Large Cap     Capital          &          High                   Strategic
                                           Stock        Growth      Appreciation   Income       Income        Bond        Bond
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $           9           (2)          (13)         (22)         283         918           64
     Net realized gain (loss)                     -           (1)        1,079          (52)         (21)        (42)         131
     Change in unrealized appreciation          (50)         (64)       (1,795)        (931)        (235)       (283)        (172)
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                             (41)         (67)         (729)      (1,005)          27         593           23
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------

Contract transactions:
   MetLife Investors payments                     -            -             -            -            -           -            -
   MetLife Investors redemptions                  -            -             -            -            -           -            -
   Payments received from contract
     owners                                       5           57            55        1,382            7         186          147
   Transfers between sub-accounts
     (including fixed account), net             197          346         1,419          644          201         340         (167)
   Transfers for contract benefits and
     terminations                                (4)          (8)         (331)        (278)         (50)       (436)        (113)
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           198          395         1,143        1,748          158          90         (133)
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                 157          328           414          743          185         683         (110)

Net assets at beginning of period               201          167        12,136       13,583        2,842      12,664        3,795
                                        ------------  -----------  ------------  -----------  -----------  ----------  -----------
Net assets at end of period           $         358          495        12,550       14,326        3,027      13,347        3,685
                                        ============  ===========  ============  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Putnam
                                         ------------------------------------------------------------------------------------------
                                             VT           VT                        VT
                                           Growth       Growth         VT           New                      VT            VT
                                             and       and Income      New         Value        VT          Vista      International
                                           Income       Fund B        Value       Fund B       Vista       Fund B        Growth
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        304            -            4            -         (83)           -            (92)
     Net realized gain (loss)                   272            -           71            -       1,131            -          2,716
     Change in unrealized appreciation       (1,229)          (4)          43            1      (4,262)          (1)        (6,855)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------
       Net increase (decrease) from
         operations                            (653)          (4)         118            1      (3,214)          (1)        (4,231)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------

Contract transactions:
   MetLife Investors payments                     -            -            -            -           -            -              -
   MetLife Investors redemptions                  -            -            -            -           -            -              -
   Payments received from contract
     owners                                   1,282          196           67           27         200           92          1,952
   Transfers between sub-accounts
     (including fixed account), net             (56)          44          115            3       1,216           18          3,208
   Transfers for contract benefits and
     terminations                            (1,188)           1          (53)           -        (299)           -           (734)
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                            38          241          129           30       1,117          110          4,426
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------

       Net increase (decrease) in net
         assets                                (615)         237          247           31      (2,097)         109            195

Net assets at beginning of period            33,506            -        1,530            -      13,774            -         26,507
                                         -----------  -----------  -----------  ----------- -----------  -----------  -------------
Net assets at end of period            $     32,891          237        1,777           31      11,677          109         26,702
                                         ===========  ===========  ===========  =========== ===========  ===========  =============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                          Putnam                                       Templeton
                                        ------------------------------------------  ------------------------------------------------
                                             VT             VT          VT Int'l                  Templeton                Franklin
                                        International   International     New        Templeton     Global     Franklin      Small
                                           Growth           New        Opportunities  Global       Income      Small         Cap
                                           Fund B       Opportunities    Fund B       Income       Fund B       Cap         Fund B
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $          (1)           (25)            -           29            1        (10)           1
     Net realized gain (loss)                      -           (358)            -           (1)           -        (87)           -
     Change in unrealized appreciation           (45)          (595)           (2)         (79)          (1)      (499)          (1)
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------
       Net increase (decrease) from
         operations                              (46)          (978)           (2)         (51)           -       (596)           -
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------

Contract transactions:
   MetLife Investors payments                      -              -             -            -            1          -            1
   MetLife Investors redemptions                   -              -             -            -            -          -            -
   Payments received from contract
     owners                                      957             56            41           26            4        226          107
   Transfers between sub-accounts
     (including fixed account), net              625            231             6          167           20        842           70
   Transfers for contract benefits and
     terminations                                 (3)           (97)            -          (25)          (1)      (161)          (1)
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          1,579            190            47          168           24        907          177
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------

       Net increase (decrease) in net
         assets                                1,533           (788)           45          117           24        311          177

Net assets at beginning of period                  -          4,084             -          870            -      4,980            -
                                        -------------  -------------  ------------  -----------  ----------- ----------  -----------
Net assets at end of period            $       1,533          3,296            45          987           24      5,291          177
                                        =============  =============  ============  ===========  =========== ==========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                                                  Templeton
                                        --------------------------------------------------------------------------------------------

                                                        Growth                   International  Developing   Developing    Mutual
                                           Growth     Securities   International  Securities     Markets      Markets      Shares
                                         Securities     Fund B      Securities      Fund B      Securities  Securities B  Securities
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $          43            3            358            9           21            2          135
     Net realized gain (loss)                   532           24          3,109           77          (63)           -          689
     Change in unrealized appreciation         (600)         (29)        (4,936)         (98)         (99)          (5)         198
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                             (25)          (2)        (1,469)         (12)        (141)          (3)       1,022
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     -            1              -            1            -            -            -
   MetLife Investors redemptions                  -            -              -            -            -            -            -
   Payments received from contract
     owners                                      91          112            529          286          594          328          732
   Transfers between sub-accounts
     (including fixed account), net             480           89          1,752          154        1,151          248        1,671
   Transfers for contract benefits and
     terminations                               (56)          (1)          (386)          (1)        (141)           1         (215)
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           515          201          1,895          440        1,604          577        2,188
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                                 490          199            426          428        1,463          574        3,210

Net assets at beginning of period             2,763            -         15,121            -        5,376            -        8,244
                                        ------------  -----------  ------------- ------------  -----------  -----------  -----------
Net assets at end of period           $       3,253          199         15,547          428        6,839          574       11,454
                                        ============  ===========  ============= ============  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                       Templeton                                      Fidelity
                                        ----------------------------------------  ------------------------------------------------
                                          Mutual       Franklin       Franklin
                                          Shares       Large Cap     Large Cap                   VIP                    VIP III
                                         Securities     Growth         Growth       VIP        Growth       VIP II       Growth
                                          Fund B      Securities    Securities B   Growth    Portfolio B  Contrafund  Opportunities
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        10             (9)            1        (23)           -           3            (4)
     Net realized gain (loss)                   37          1,449            60        224            -          69            (9)
     Change in unrealized appreciation         (35)        (1,827)          (77)      (582)           -        (494)          (82)
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------
       Net increase (decrease) from
         operations                             12           (387)          (16)      (381)           -        (422)          (95)
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------

Contract transactions:
   MetLife Investors payments                    -              -             1          -            -           -             -
   MetLife Investors redemptions                 -              -             -          -            -           -             -
   Payments received from contract
     owners                                    607            129           228        254           37          32             3
   Transfers between sub-accounts
     (including fixed account), net            338          1,300           131        603           26         382           111
   Transfers for contract benefits and
     terminations                                -           (346)           (1)       (69)           -         (72)           (3)
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                          945          1,083           359        788           63         342           111
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------

       Net increase (decrease) in net
         assets                                957            696           343        407           63         (80)           16

Net assets at beginning of period                -          6,106             -      3,608            -       3,898           963
                                        -----------  -------------  ------------  ---------  -----------  ----------  ------------
Net assets at end of period            $       957          6,802           343      4,015           63       3,818           979
                                        ===========  =============  ============  =========  ===========  ==========  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                              Fidelity                                    American Century
                                        ----------------------------------------------------  --------------------------------------
                                                                       VIP
                                           VIP III        VIP        Equity-        VIP           VP
                                          Growth &      Equity-      Income      High Income   Income &        VP            VP
                                           Income       Income      Portfolio B  Portfolio B    Growth     International   Value
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $           19          19            -             -            4            (3)          19
     Net realized gain (loss)                    115          89            -             -           (1)           47           31
     Change in unrealized appreciation          (342)       (139)          (2)            -         (427)         (191)         374
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------
       Net increase (decrease) from
         operations                             (208)        (31)          (2)            -         (424)         (147)         424
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------

Contract transactions:
   MetLife Investors payments                      -           -            -             -            -             -            -
   MetLife Investors redemptions                   -           -            -             -            -             -            -
   Payments received from contract
     owners                                        6          18           51             -        3,302            55        1,511
   Transfers between sub-accounts
     (including fixed account), net               55         280           21             4        4,912           130        1,743
   Transfers for contract benefits and
     terminations                                (39)        (48)           -             1         (304)          (21)        (133)
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             22         250           72             5        7,910           164        3,121
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------

       Net increase (decrease) in net
         assets                                 (186)        219           70             5        7,486            17        3,545

Net assets at beginning of period              3,283       1,989            -             -        8,190           633        4,748
                                        -------------  ----------  -----------  ------------  -----------  ------------  -----------
Net assets at end of period           $        3,097       2,208           70             5       15,676           650        8,293
                                        =============  ==========  ===========  ============  ===========  ============  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                  Zenith                                      Dreyfus
                                        ------------------------  -----------------------------------------------------------------
                                                       Harris                                                VIF
                                           Davis       Oakmark                    Stock        VIF       Disciplined       VIF
                                          Venture      Mid Cap       Stock        Index    Disciplined      Stock        Capital
                                       Value Fund E  Value Fund B    Index     Portfolio B   Stock       Portfolio B   Appreciation
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $          -            -           (2)           -           (2)            -           (39)
     Net realized gain (loss)                    -            -           (3)           -           (3)            -           (10)
     Change in unrealized appreciation           1            -         (117)           -          (18)            -          (338)
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------
       Net increase (decrease) from
         operations                              1            -         (122)           -          (23)            -          (387)
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------

Contract transactions:
   MetLife Investors payments                    1            1            -            -            -             -             -
   MetLife Investors redemptions                 -            -            -            -            -             -             -
   Payments received from contract
     owners                                      -           18          101           22           14            68           686
   Transfers between sub-accounts
     (including fixed account), net              -            3          737            9           48            11         1,893
   Transfers for contract benefits and
     terminations                               24            -          (25)          (1)          (8)           (2)         (114)
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                           25           22          813           30           54            77         2,465
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------

       Net increase (decrease) in net
         assets                                 26           22          691           30           31            77         2,078

Net assets at beginning of period                -            -        1,360            -          277             -         4,808
                                        -----------  -----------  -----------  ----------- ------------  ------------  ------------
Net assets at end of period           $         26           22        2,051           30          308            77         6,886
                                        ===========  ===========  ===========  =========== ============  ============  ============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                          Dreyfus             Invesco                                PIMCO
                                        ------------  ------------------------ --------------------------------------------------
                                            VIF
                                          Capital                     VIF         High         Low       StocksPLUS     Total
                                        Appreciation     VIF          High       Yield       Duration     Growth &      Return
                                        Portfolio B    Dynamics      Yield        Bond         Bond        Income        Bond
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $          (1)         (39)         (21)          4            3            5          136
     Net realized gain (loss)                     -          (53)          (1)          -            -           (8)           1
     Change in unrealized appreciation          (27)        (973)        (323)         (7)          (1)         (25)         (54)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) from
         operations                             (28)      (1,065)        (345)         (3)           2          (28)          83
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

Contract transactions:
   MetLife Investors payments                     -            -            -           -            -            -            -
   MetLife Investors redemptions                  -            -            -           -            -            -            -
   Payments received from contract
     owners                                     675        1,541        1,349         108           47           45        2,724
   Transfers between sub-accounts
     (including fixed account), net             369        2,702        1,437          40           98           49        2,916
   Transfers for contract benefits and
     terminations                                (1)        (156)        (114)          -            -          (17)        (231)
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                         1,043        4,087        2,672         148          145           77        5,409
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets                               1,015        3,022        2,327         145          147           49        5,492

Net assets at beginning of period                 -        4,528        1,847          62           86          355        4,365
                                        ------------  -----------  ----------- -----------  -----------  -----------  -----------
Net assets at end of period           $       1,015        7,550        4,174         207          233          404        9,857
                                        ============  ===========  =========== ===========  ===========  ===========  ===========


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Period ended June 30, 2001
Unaudited
(In thousands of dollars)


                                                      Scudder I
                                           ------------------------------


                                                           International
                                           International    Portfolio B        Total
                                           --------------  --------------  --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $            (8)              -          15,937
     Net realized gain (loss)                        485               4          58,260
     Change in unrealized appreciation            (1,101)            (19)       (217,531)
                                           --------------  --------------  --------------
       Net increase (decrease) from
         operations                                 (624)            (15)       (143,334)
                                           --------------  --------------  --------------

Contract transactions:
   MetLife Investors payments                          -               -              28
   MetLife Investors redemptions                       -               -               -
   Payments received from contract
     owners                                          358             309          77,267
   Transfers between sub-accounts
     (including fixed account), net                  804             157         110,912
   Transfers for contract benefits and
     terminations                                    (65)             (1)        (96,569)
                                           --------------  --------------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                              1,097             465          91,638
                                           --------------  --------------  --------------

       Net increase (decrease) in net
         assets                                      473             450         (51,696)

Net assets at beginning of period                  2,728               -       2,572,850
                                           --------------  --------------  --------------
Net assets at end of period              $         3,201             450       2,521,154
                                           ==============  ==============  ==============


See accompanying notes to financial statements.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(1)   ORGANIZATION

      MetLife Investors Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by MetLife Investors Insurance Company (MLI) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a
      funding vehicle for variable annuity contracts issued by MLI.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by MLI.

       MetLife Series Trust (Met Investors):                        Scudder Variable Series II (Scudder II)
            Lord Abbett Growth and Income Portfolio                    Dreman High Return Equity Portfolio
            Lord Abbett Growth and Income Portfolio B                  Small Cap Growth Portfolio
            Bond Debenture Portfolio                                   Small Cap Value Portfolio
            Bond Debenture Portfolio B                                 Government Securities Portfolio
            Developing Growth Portfolio                             MFS Variable Insurance Trust (MFS)
            Developing Growth Portfolio B                              MFS Bond Series
            Mid-Cap Value Portfolio                                    MFS Research Series
            Mid-Cap Value Portfolio B                                  MFS Research Series B
            Quality Bond Portfolio                                     MFS Investors Trust Series
            Quality Bond Portfolio B                                   MFS Investors Trust Series B
            Small Cap Stock Portfolio                                  MFS Emerging Growth Series
            Small Cap Stock Portfolio B                                MFS Emerging Growth Series B
            Enhanced Index Portfolio                                   MFS High Income Series
            Enhanced Index Portfolio B                                 MFS High Income Series B
            Select Equity Portfolio                                    MFS Global Governments Series
            Select Equity Portfolio B                                  MFS Global Governments Series B
            International Equity Portfolio                             MFS New Discovery Series
            International Equity Portfolio B                           MFS New Discovery Series B
            Balanced Portfolio                                      Oppenheimer Variable Account Funds (Oppenheimer)
            Equity Income Portfolio                                    Oppenheimer Capital Appreciation Fund
            Growth and Income Equity Portfolio                         Oppenheimer Main Street Growth & Income Fund
            Putnam Research Portfolio B                                Oppenheimer High Income Fund
            Oppenheimeer Capital Appreciation Portfolio B              Oppenheimer Bond Fund
            PIMCO Money Market Portfolio B                             Oppenheimer Strategic Bond Fund
            Janus Aggressive Growth Portfolio B                     Putnam Variable Trust (Putnam)
            Lord Abbett Growth Opportunity Portfolio                   Putnam VT Growth and Income Fund
            Lord Abbett Growth Opportunity Portfolio B                 Putnam VT Growth and Income Fund B
            PIMCO Total Return Bond Portfolio B                        Putnam VT New Value Fund
            PIMCO Innovation Portfolio B                               Putnam VT New Value Fund B
            MFS Mid Cap Growth Portfolio B                             Putnam VT Vista Fund
            MFS Research International Portfolio B                     Putnam VT Vista Fund B
       General American Capital Company (GACC)                         Putnam VT International Growth Fund
            Money Market Fund                                          Putnam VT International Growth Fund B
       Russell Insurance Funds (Russell)                               Putnam VT International New Opportunities Fund
            Multi-Style Equity Fund                                    Putnam VT International New Opportunities Fund B
            Aggressive Equity Fund                                  Franklin Templeton Variable Insurance Products Trust (Templeton)
            Non-U.S. Fund                                              Templeton Global Income Securities Fund
            Core Bond Fund                                             Templeton Global Income Securities Fund B
            Real Estate Securities Fund                                Franklin Small Cap Fund
       AIM Variable Insurance Funds, Inc. (AIM)                        Franklin Small Cap Fund B
            AIM V.I. Value Fund                                        Templeton Growth Securities Fund
            AIM V.I. Capital Appreciation Fund                         Templeton Growth Securities Fund B
            AIM V.I. International Equity Fund                         Templeton International Securities Fund
       Alliance Variable Products Series Fund, Inc. (Alliance)         Templeton International Securities Fund B
            Premier Growth Portfolio                                   Templeton Developing Markets Securities Fund
            Premier Growth Portfolio B                                 Templeton Developing Markets Securities Fund B
            Bernstein Real Estate Investment Portfolio                 Mutual Shares Securities Fund
            Bernstein Real Estate Investment Portfolio B               Mutual Shares Securities Fund B
            Bernstein Small Cap Portfolio B                            Franklin Large Cap Growth Securities Fund
            Bernstein Value Portfolio B                                Franklin Large Cap Growth Securities Fund B

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(1)   ORGANIZATION (CONT.)

      Liberty Variable Investment Trust (Liberty)                  Variable Insurance Products Fund, Fund II and Fund III (Fidelity)
           Newport Tiger Fund, Variable Series                         VIP Growth Portfolio
      Goldman Sachs Variable Insurance Trust (Goldman Sachs)           VIP Growth Portfolio B
           Growth and Income Fund                                      VIP II Contrafund Portfolio
           International Equity Fund                                   VIP III Growth Opportunities Portfolio
           Global Income Fund                                          VIP III Growth & Income Portfolio
           Internet Tollkeeper Fund                                    VIP Equity-Income Portfolio
      Variable Insurance Products Fund, Fund II and
        Fund III (Fidelity)
           VIP Equity-Income Portfolio B                            INVESCO Variable Investment Funds, Inc. (INVESCO)
           VIP High Income Portfolio B                                 INVESCO VIF Dynamics Fund
      American Century Variable Portfolios, Inc. (American Century)    INVESCO VIF High Yield Fund
           American Century VP Income & Growth Fund                 PIMCO Variable Insurance Trust (PIMCO)
           American Century VP International Fund                      PIMCO High Yield Bond Portfolio
           American Century VP Value Fund                              PIMCO Low Duration Bond Portfolio
      New England Zenith Fund (New England)                            PIMCO StocksPLUS Growth & Income Portfolio
           Davis Venture Value Fund E                                  PIMCO Total Return Bond Portfolio
           Harris Oakmark Mid Cap Value Fund B                      Scudder Variable Series I (Scudder I)
      Dreyfus Variable Investment Fund (Dreyfus)                       International Portfolio
           Dreyfus Stock Index Portfolio                               International Portfolio B
           Dreyfus Stock Index Portfolio B                          Metropolitan Series, Inc. (MetLife)
           Dreyfus VIF Disciplined Stock Portfolio                     Putnam International Stock Portfolio
           Dreyfus VIF Disciplined Stock Portfolio B                   Putnam Large Cap Growth Portfolio
           Dreyfus VIF Appreciation Portfolio
           Dreyfus VIF Appreciation Portfolio B


      On February 12, 2001, the Cova Series Trust was reorganized as the MetLife Series Trust. As a result of this reorganization, the Lord Abbett Large Cap Research Portfolio was merged into the Lord Abbett Growth and Income
      Portfolio. Consequently, the Lord Abbett Large Cap Research sub-account was merged into the Lord Abbett Growth and
      Income sub-account. The following sub-accounts ceased operations during the current period: MFS Emerging Markets
      February 12, 2001

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)   INVESTMENT VALUATION
            Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.


      (B)   REINVESTMENT OF DISTRIBUTIONS
            With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

            GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.


      (C)   FEDERAL INCOME TAXES
            The operations of the Separate Account are included in the federal income tax return of MLI which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, MLI believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.


      (D)   ANNUITY RESERVES
            Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by MLI and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to MLI.


(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts, MLI deducts a daily charge from the net assets of the Separate Account sub-accounts that ranges from an annual rate of 0.85% to an annual rate of 2.25%. This charge varies according to the product specifications.


(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, MLI deducts a surrender charge from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within a certain number of years after receipt and is equal to a flat percentage of the purchase payment withdrawn or a declining scale, depending on the product. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. During the period ended June 30, 2001, MLI deducted surrender fees of $913,000 from the Separate Account.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


      For variable annuity contracts with a sales charge, MLI deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of the payment as follows:

                     Owner's            Sales Charge as a % of
                    Investment          Gross Purchase Payment
            -----------------------    -------------------------

            less than $50,000                   5.75%
            $50,000 - $99,999.99                4.50%
            $100,000 - $249,999.99              3.50%
            $250,000 - $499,999.99              2.50%
            $500,000 - $999,999.99              2.00%
            $1,000,000 or more                  1.00%

      MLI imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, MLI may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. During the period ended June 30, 2001, MLI deducted contract maintenance and transfer fees of $437,000 from the Separate Account.

      Currently, MLI advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. MLI reserves the right to deduct premium taxes when incurred.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Met Investors Lord Abbett Growth and Income Portfolio         $ 749,043
       Met Investors Lord Abbett Growth and Income Portfolio B           7,575
       Met Investors Bond Debenture Portfolio                          157,292
       Met Investors Bond Debenture Portfolio B                          1,597
       Met Investors Developing Growth Portfolio                        40,582
       Met Investors Developing Growth Portfolio B                         332
       Met Investors Mid-Cap Value Portfolio                            49,131
       Met Investors Mid-Cap Value Portfolio B                           2,216
       Met Investors Quality Bond Portfolio                             85,970
       Met Investors Quality Bond Portfolio B                              824
       Met Investors Small Cap Stock Portfolio                          78,403
       Met Investors Small Cap Stock Portfolio B                            61
       Met Investors Enhanced Index Portfolio                          212,958
       Met Investors Enhanced Index Portfolio B                            528
       Met Investors Select Equity Portfolio                           198,362
       Met Investors Select Equity Portfolio B                           1,008
       Met Investors International Equity Portfolio                    108,581
       Met Investors International Equity Portfolio B                      257
       Met Investors Balanced Portfolio                                  8,485
       Met Investors Equity Income Portfolio                             5,268
       Met Investors Growth and Income Equity Portfolio                 13,603
       Met Investors Putnam Research Portfolio B                            24
       Met Investors Oppenheimer Capital Appreciation Portfolio B           23
       Met Investors PIMCO Money Market Portfolio B                         62
       Met Investors Janus Aggressive Growth Portfolio B                     1
       Met Investors Lord Abbett Growth Opportunity Portfolio              149
       Met Investors Lord Abbett Growth Opportunity Portfolio B            609
       Met Investors PIMCO Total Return Bond Portfolio B                     1
       Met Investors PIMCO Innovation Portfolio B                            3
       Met Investors MFS Mid Cap Growth Portfolio B                         18
       Met Investors MFS Research International Portfolio B                 18
       GACC Money Market Fund                                           29,013
       Russell Multi-Style Equity Fund                                  65,700
       Russell Aggressive Equity Fund                                   11,407
       Russell Non-US Fund                                              24,836
       Russell Core Bond Fund                                           35,776
       Russell Real Estate Securities Fund                               2,240
       AIM V.I. Value Fund                                              97,545
       AIM V.I. Capital Appreciation Fund                               58,740
       AIM V.I. International Equity Fund                                8,246
       Alliance Premier Growth Portfolio                                80,295
       Alliance Premier Growth Portfolio B                               2,733
       Alliance Bernstein Real Estate Investment Portfolio               9,588
       Alliance Bernstein Real Estate Investment Portfolio B               797
       Alliance Bernstein Small Cap Portfolio B                              1
       Alliance Bernstein Value Portfolio B                                 12
       Liberty Newport Tiger Fund, Variable Series                         919
       Goldman Sachs Growth and Income Fund                              7,156
       Goldman Sachs International Equity Fund                           3,970
       Goldman Sachs Global Income Fund                                  1,157
       Goldman Sach Internet Tollkeeper Fund                               815
       Scudder II Dreman High Return Equity Portfolio                       12
       Scudder II Small Cap Growth Portfolio                               481
       Scudder II Small Cap Value Portfolio                                506
       Scudder II Government Securities Portfolio                          417
       MFS Bond Series                                                   1,631
       MFS Research Series                                              33,546
       MFS Research Series B                                               292
       MFS Investors Trust Series                                       31,911
       MFS Investors Trust Series B                                      1,161
       MFS Emerging Growth Series                                       30,901
       MFS Emerging Growth Series B                                        107
       MFS High Income Series                                            8,714
       MFS High Income Series B                                              5
       MFS Global Governments Series                                       225
       MFS Global Governments Series B                                       1
       MFS New Discovery Series                                          4,221
       MFS New Discovery Series B                                        1,099
       MetLife Putnam International Stock Portfolio                        402
       MetLife Putnam Large Cap Growth Portfolio                           595
       Oppenheimer Capital Appreciation Fund                            13,583
       Oppenheimer Main Street Growth & Income Fund                     16,132
       Oppenheimer High Income Fund                                      3,657
       Oppenheimer Bond Fund                                            14,063
       Oppenheimer Strategic Bond Fund                                   4,019
       Putnam VT Growth and Income Fund                                 35,280
       Putnam VT Growth and Income Fund B                                  241
       Putnam VT New Value Fund                                          1,563
       Putnam VT New Value Fund B                                           30
       Putnam VT Vista Fund                                             15,979
       Putnam VT Vista Fund B                                              110
       Putnam VT International Growth Fund                              32,003
       Putnam VT International Growth Fund B                             1,578
       Putnam VT International New Opportunities Fund                    5,369
       Putnam VT International New Opportunities Fund B                     47
       Templeton Global Income Securities Fund                           1,042
       Templeton Global Income Securities Fund B                            25
       Franklin Small Cap Fund                                           6,698
       Franklin Small Cap Fund B                                           178
       Templeton Growth Securities Fund                                  3,851
       Templeton Growth Securities Fund B                                  228
       Templeton International Securities Fund                          21,015
       Templeton International Securities Fund B                           526
       Templeton Developing Markets Securities Fund                      7,741
       Templeton Developing Markets Securities Fund B                      579
       Templeton Mutual Shares Securities Fund                          10,427
       Templeton Mutual Shares Securities Fund B                           992
       Franklin Large Cap Growth Securities Fund                         8,737
       Franklin Large Cap Growth Securities Fund B                         420
       Fidelity VIP Growth Portfolio                                     4,978
       Fidelity VIP Growth Portfolio B                                      63
       Fidelity VIP II Contrafund Portfolio                              4,561
       Fidelity VIP III Growth Opportunities Portfolio                   1,255
       Fidelity VIP III Growth & Income Portfolio                        3,550
       Fidelity VIP Equity-Income Portfolio                              2,265
       Fidelity VIP Equity-Income Portfolio B                               72
       Fidelity VIP High Income Portfolio B                                  5
       American Century VP Income & Growth Fund                         16,665
       American Century VP International Fund                              898
       American Century VP Value Fund                                    7,246
       Zenith Davis Venture Value Fund E                                    25
       Zenith Harris Oakmark Mid Cap Value Fund B                           22
       Dreyfus Stock Index Portfolio                                     2,292
       Dreyfus Stock Index Portfolio B                                      31
       Dreyfus VIF Disciplined Stock Portfolio                             348
       Dreyfus VIF Disciplined Stock Portfolio B                            79
       Dreyfus VIF Capital Appreciation Portfolio                        7,385
       Dreyfus VIF Capital Appreciation Portfolio B                      1,042
       INVESCO VIF Dynamics Fund                                         9,166
       INVESCO VIF High Yield Fund                                       4,694
       PIMCO High Yield Bond Portfolio                                     216
       PIMCO Low Duration Bond Portfolio                                   233
       PIMCO StocksPLUS Growth & Income Portfolio                          492
       PIMCO Total Return Bond Portfolio                                 9,777
       Scudder I International Portfolio                                 4,617
       Scudder I International Portfolio B                                 469
                                                              -----------------
                                                                   $ 2,568,717
                                                              =================

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE

                                                         Commenced                             Accumulation Unit Value
                                                                      -------------------------------------------------------------
                                                         Operations    6/30/01     12/31/00     12/31/99      12/31/98    12/31/97
                                                         ----------   ----------  -----------  ------------  -----------  ---------

Met Investors Lord Abbett Growth and Income               01/08/99  $ 42.471018    44.615215     39.456928            -          -
Met Investors Lord Abbett Growth and Income, Series A     03/01/00    11.939616    12.499617             -            -          -
Met Investors Lord Abbett Growth and Income B             04/02/01    42.454499            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series A   05/14/01    42.483953            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series E   05/14/01    42.475920            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series F   05/14/01    42.470565            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series G   05/14/01    42.462528            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series I   04/02/01    42.437074            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series K   04/02/01    42.425456            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series L   04/27/01    42.431623            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series N   04/02/01    42.408044            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series O   04/27/01    42.420633            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series P   04/02/01    42.396437            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series Q   04/27/01    42.413308            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series S   04/02/01    42.379034            -             -            -          -
Met Investors Lord Abbett Growth and Income B, Series T   04/27/01    42.402325            -             -            -          -
Met Investors Bond Debenture                              05/20/96    13.889450    13.683709     13.765381    13.496500   12.881792
Met Investors Bond Debenture, Series A                    03/01/00    10.042714     9.861460             -            -          -
Met Investors Bond Debenture B                            04/02/01    13.876885            -             -            -          -
Met Investors Bond Debenture B, Series A                  05/14/01    13.886514            -             -            -          -
Met Investors Bond Debenture B, Series E                  05/14/01    13.883885            -             -            -          -
Met Investors Bond Debenture B, Series F                  05/14/01    13.882135            -             -            -          -
Met Investors Bond Debenture B, Series G                  05/14/01    13.879509            -             -            -          -
Met Investors Bond Debenture B, Series I                  04/02/01    13.871181            -             -            -          -
Met Investors Bond Debenture B, Series K                  04/02/01    13.867384            -             -            -          -
Met Investors Bond Debenture B, Series L                  04/27/01    13.869604            -             -            -          -
Met Investors Bond Debenture B, Series N                  04/02/01    13.861679            -             -            -          -
Met Investors Bond Debenture B, Series O                  04/27/01    13.866015            -             -            -          -
Met Investors Bond Debenture B, Series P                  04/02/01    13.857880            -             -            -          -
Met Investors Bond Debenture B, Series Q                  04/27/01    13.863618            -             -            -          -
Met Investors Bond Debenture B, Series S                  04/02/01    13.852183            -             -            -          -
Met Investors Bond Debenture B, Series T                  04/27/01    13.860024            -             -            -          -


                                                         Commenced           Accumulation Unit Net Assets (in thousands)
                                                                      ---------------------------------------------------------
                                                         Operations    6/30/01     12/31/00    12/31/99   12/31/98    12/31/97
                                                         ----------   -----------  ----------  ---------  ----------  ---------

Met Investors Lord Abbett Growth and Income               01/08/99  $    866,610     883,696    835,419           -          -
Met Investors Lord Abbett Growth and Income, Series A     03/01/00         3,219       1,046          -           -          -
Met Investors Lord Abbett Growth and Income B             04/02/01         4,321           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series A   05/14/01           332           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series E   05/14/01            52           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series F   05/14/01            97           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series G   05/14/01            26           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series I   04/02/01           205           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series K   04/02/01         2,096           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series L   04/27/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series N   04/02/01           280           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series O   04/27/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series P   04/02/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series Q   04/27/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series S   04/02/01             -           -          -           -          -
Met Investors Lord Abbett Growth and Income B, Series T   04/27/01             -           -          -           -          -
Met Investors Bond Debenture                              05/20/96       143,665     142,453    157,563     110,471     50,820
Met Investors Bond Debenture, Series A                    03/01/00           860         255          -           -          -
Met Investors Bond Debenture B                            04/02/01           688           -          -           -          -
Met Investors Bond Debenture B, Series A                  05/14/01            83           -          -           -          -
Met Investors Bond Debenture B, Series E                  05/14/01             -           -          -           -          -
Met Investors Bond Debenture B, Series F                  05/14/01           134           -          -           -          -
Met Investors Bond Debenture B, Series G                  05/14/01             -           -          -           -          -
Met Investors Bond Debenture B, Series I                  04/02/01            66           -          -           -          -
Met Investors Bond Debenture B, Series K                  04/02/01           378           -          -           -          -
Met Investors Bond Debenture B, Series L                  04/27/01             -           -          -           -          -
Met Investors Bond Debenture B, Series N                  04/02/01           115           -          -           -          -
Met Investors Bond Debenture B, Series O                  04/27/01             -           -          -           -          -
Met Investors Bond Debenture B, Series P                  04/02/01             4           -          -           -          -
Met Investors Bond Debenture B, Series Q                  04/27/01             -           -          -           -          -
Met Investors Bond Debenture B, Series S                  04/02/01             -           -          -           -          -
Met Investors Bond Debenture B, Series T                  04/27/01             -           -          -           -          -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                         Commenced                             Accumulation Unit Value
                                                                      -------------------------------------------------------------
                                                         Operations    6/30/01     12/31/00     12/31/99      12/31/98    12/31/97
                                                         ----------   ----------  -----------  ------------  -----------  ---------

Met Investors Developing Growth                           08/20/97    11.034269    11.569431     14.452868    11.067854   10.527554
Met Investors Developing Growth, Series A                 03/01/00     7.302231     7.631855             -            -          -
Met Investors Developing Growth B                         04/02/01    11.034269            -             -            -          -
Met Investors Developing Growth B, Series A               05/14/01    11.041919            -             -            -          -
Met Investors Developing Growth B, Series E               05/14/01    11.039838            -             -            -          -
Met Investors Developing Growth B, Series F               05/14/01    11.038445            -             -            -          -
Met Investors Developing Growth B, Series G               05/14/01    11.036357            -             -            -          -
Met Investors Developing Growth B, Series I               04/02/01    11.030283            -             -            -          -
Met Investors Developing Growth B, Series K               04/02/01    11.027627            -             -            -          -
Met Investors Developing Growth B, Series N               04/02/01    11.023644            -             -            -          -
Met Investors Lord Abbett Growth Opportunities            05/01/01     9.588542            -             -            -          -
Met Investors Lord Abbett Growth Opportunity, Series A    05/01/01     9.597084            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B            03/20/01     9.588510            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series A  05/14/01     9.595165            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series E  05/14/01     9.593353            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series F  05/14/01     9.592140            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series G  05/14/01     9.590326            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series I  04/02/01     9.585046            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series K  04/02/01     9.582741            -             -            -          -
Met Investors Lord Abbett Growth Opportunity B, Series N  04/02/01     9.579278            -             -            -          -
Met Investors Mid-Cap Value                               08/20/97    16.778046    16.399511     10.875538    10.437949   10.467957
Met Investors Mid-Cap Value, Series A                     03/01/00    16.004515    15.597965             -            -          -
Met Investors Mid-Cap Value B                             04/02/01    16.778043            -             -            -          -
Met Investors Mid-Cap Value B, Series A                   05/14/01    16.789677            -             -            -          -
Met Investors Mid-Cap Value B, Series E                   05/14/01    16.786503            -             -            -          -
Met Investors Mid-Cap Value B, Series F                   05/14/01    16.784387            -             -            -          -
Met Investors Mid-Cap Value B, Series G                   05/14/01    16.781218            -             -            -          -
Met Investors Mid-Cap Value B, Series I                   04/02/01    16.771978            -             -            -          -
Met Investors Mid-Cap Value B, Series K                   04/02/01    16.767936            -             -            -          -
Met Investors Mid-Cap Value B, Series N                   04/02/01    16.761878            -             -            -          -
Met Investors Large Cap Research                          08/20/97            -    16.251700     14.635627    11.825550   9.899560
Met Investors Large Cap Research, Series A                03/01/00            -    12.381765             -            -          -
Met Investors Quality Bond                                05/01/96    13.047569    12.707840     11.567155    11.914489   11.155126


                                                         Commenced            Accumulation Unit Net Assets (in thousands)
                                                                       ---------------------------------------------------------
                                                         Operations     6/30/01     12/31/00    12/31/99   12/31/98    12/31/97
                                                         ----------    -----------  ----------  ---------  ----------  ---------

Met Investors Developing Growth                           08/20/97         36,417      38,948     31,136      14,855      1,565
Met Investors Developing Growth, Series A                 03/01/00            644         345          -           -          -
Met Investors Developing Growth B                         04/02/01            224           -          -           -          -
Met Investors Developing Growth B, Series A               05/14/01              9           -          -           -          -
Met Investors Developing Growth B, Series E               05/14/01              -           -          -           -          -
Met Investors Developing Growth B, Series F               05/14/01             11           -          -           -          -
Met Investors Developing Growth B, Series G               05/14/01              -           -          -           -          -
Met Investors Developing Growth B, Series I               04/02/01              4           -          -           -          -
Met Investors Developing Growth B, Series K               04/02/01             99           -          -           -          -
Met Investors Developing Growth B, Series N               04/02/01              2           -          -           -          -
Met Investors Lord Abbett Growth Opportunities            05/01/01            146           -          -           -          -
Met Investors Lord Abbett Growth Opportunity, Series A    05/01/01              0           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B            03/20/01            410           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series A  05/14/01             40           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series E  05/14/01              3           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series F  05/14/01              2           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series G  05/14/01              0           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series I  04/02/01             12           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series K  04/02/01            142           -          -           -          -
Met Investors Lord Abbett Growth Opportunity B, Series N  04/02/01              2           -          -           -          -
Met Investors Mid-Cap Value                               08/20/97         62,507      55,425     27,507      17,145      2,035
Met Investors Mid-Cap Value, Series A                     03/01/00            709         198          -           -          -
Met Investors Mid-Cap Value B                             04/02/01          1,128           -          -           -          -
Met Investors Mid-Cap Value B, Series A                   05/14/01            110           -          -           -          -
Met Investors Mid-Cap Value B, Series E                   05/14/01              7           -          -           -          -
Met Investors Mid-Cap Value B, Series F                   05/14/01             35           -          -           -          -
Met Investors Mid-Cap Value B, Series G                   05/14/01              -           -          -           -          -
Met Investors Mid-Cap Value B, Series I                   04/02/01             33           -          -           -          -
Met Investors Mid-Cap Value B, Series K                   04/02/01            605           -          -           -          -
Met Investors Mid-Cap Value B, Series N                   04/02/01            124           -          -           -          -
Met Investors Large Cap Research                          08/20/97              -      45,531     33,108      12,968      1,233
Met Investors Large Cap Research, Series A                03/01/00              -         189          -           -          -
Met Investors Quality Bond                                05/01/96         87,505      85,565     88,174      39,638     15,986

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                         Commenced                             Accumulation Unit Value
                                                                      -------------------------------------------------------------
                                                         Operations    6/30/01     12/31/00     12/31/99      12/31/98    12/31/97
                                                         ----------   ----------  -----------  ------------  -----------  ---------

Met Investors Quality Bond, Series A                      03/01/00    11.331213    10.978852             -            -          -
Met Investors Quality Bond B                              04/02/01    13.047568            -             -            -          -
Met Investors Quality Bond B, Series A                    05/14/01    13.056612            -             -            -          -
Met Investors Quality Bond B, Series E                    05/14/01    13.054143            -             -            -          -
Met Investors Quality Bond B, Series F                    05/14/01    13.052501            -             -            -          -
Met Investors Quality Bond B, Series G                    05/14/01    13.050033            -             -            -          -
Met Investors Quality Bond B, Series I                    04/02/01    13.042849            -             -            -          -
Met Investors Quality Bond B, Series K                    04/02/01    13.039709            -             -            -          -
Met Investors Quality Bond B, Series N                    04/02/01    13.034994            -             -            -          -
Met Investors Small Cap Stock                             05/01/96    15.501079    15.824433     17.932441    12.582860   13.491466
Met Investors Small Cap Stock, Series A                   03/01/00     7.107578     7.234558             -            -          -
Met Investors Small Cap Stock B                           04/02/01    15.490551            -             -            -          -
Met Investors Small Cap Stock B, Series A                 05/14/01    15.501297            -             -            -          -
Met Investors Small Cap Stock B, Series E                 05/14/01    15.498367            -             -            -          -
Met Investors Small Cap Stock B, Series F                 05/14/01    15.496416            -             -            -          -
Met Investors Small Cap Stock B, Series G                 05/14/01    15.493485            -             -            -          -
Met Investors Small Cap Stock B, Series I                 04/02/01    15.484956            -             -            -          -
Met Investors Small Cap Stock B, Series K                 04/02/01    15.481230            -             -            -          -
Met Investors Small Cap Stock B, Series N                 04/02/01    15.475638            -             -            -          -
Met Investors Enhanced Index                              05/01/96    18.519369    19.662603     22.548941    19.428499   14.889462
Met Investors Enhanced Index, Series A                    03/01/00     8.890919     9.412766             -            -          -
Met Investors Enhanced Index B                            04/02/01    18.507717            -             -            -          -
Met Investors Enhanced Index B, Series A                  05/14/01    18.520562            -             -            -          -
Met Investors Enhanced Index B, Series E                  05/14/01    18.517058            -             -            -          -
Met Investors Enhanced Index B, Series F                  05/14/01    18.514723            -             -            -          -
Met Investors Enhanced Index B, Series G                  05/14/01    18.511219            -             -            -          -
Met Investors Enhanced Index B, Series I                  04/02/01    18.501027            -             -            -          -
Met Investors Enhanced Index B, Series K                  04/02/01    18.496574            -             -            -          -
Met Investors Enhanced Index B, Series N                  04/02/01    18.489881            -             -            -          -
Met Investors Select Equity                               05/01/96    16.569926    17.000662     18.384654    16.987204   14.053502
Met Investors Select Equity, Series A                     03/01/00     9.704104     9.918660             -            -          -
Met Investors Select Equity B                             04/02/01    16.558219            -             -            -          -
Met Investors Select Equity B, Series A                   05/14/01    16.569706            -             -            -          -


                                                         Commenced                Accumulation Unit Net Assets (in thousands)
                                                                         ---------------------------------------------------------
                                                         Operations       6/30/01     12/31/00    12/31/99   12/31/98    12/31/97
                                                         ----------      -----------  ----------  ---------  ----------  ---------

Met Investors Quality Bond, Series A                      03/01/00              163          73          -           -          -
Met Investors Quality Bond B                              04/02/01              309           -          -           -          -
Met Investors Quality Bond B, Series A                    05/14/01               15           -          -           -          -
Met Investors Quality Bond B, Series E                    05/14/01                -           -          -           -          -
Met Investors Quality Bond B, Series F                    05/14/01                -           -          -           -          -
Met Investors Quality Bond B, Series G                    05/14/01                -           -          -           -          -
Met Investors Quality Bond B, Series I                    04/02/01               60           -          -           -          -
Met Investors Quality Bond B, Series K                    04/02/01              287           -          -           -          -
Met Investors Quality Bond B, Series N                    04/02/01              118           -          -           -          -
Met Investors Small Cap Stock                             05/01/96           79,964      86,726     97,527      69,645     53,169
Met Investors Small Cap Stock, Series A                   03/01/00              213          99          -           -          -
Met Investors Small Cap Stock B                           04/02/01               23           -          -           -          -
Met Investors Small Cap Stock B, Series A                 05/14/01                2           -          -           -          -
Met Investors Small Cap Stock B, Series E                 05/14/01                1           -          -           -          -
Met Investors Small Cap Stock B, Series F                 05/14/01                2           -          -           -          -
Met Investors Small Cap Stock B, Series G                 05/14/01                -           -          -           -          -
Met Investors Small Cap Stock B, Series I                 04/02/01                2           -          -           -          -
Met Investors Small Cap Stock B, Series K                 04/02/01               26           -          -           -          -
Met Investors Small Cap Stock B, Series N                 04/02/01                -           -          -           -          -
Met Investors Enhanced Index                              05/01/96          189,465     210,345    226,951      81,369     21,989
Met Investors Enhanced Index, Series A                    03/01/00            1,195         510          -           -          -
Met Investors Enhanced Index B                            04/02/01              139           -          -           -          -
Met Investors Enhanced Index B, Series A                  05/14/01                9           -          -           -          -
Met Investors Enhanced Index B, Series E                  05/14/01                5           -          -           -          -
Met Investors Enhanced Index B, Series F                  05/14/01              111           -          -           -          -
Met Investors Enhanced Index B, Series G                  05/14/01                -           -          -           -          -
Met Investors Enhanced Index B, Series I                  04/02/01               62           -          -           -          -
Met Investors Enhanced Index B, Series K                  04/02/01              176           -          -           -          -
Met Investors Enhanced Index B, Series N                  04/02/01               14           -          -           -          -
Met Investors Select Equity                               05/01/96          192,556     205,217    225,772     179,310     97,063
Met Investors Select Equity, Series A                     03/01/00              625         189          -           -          -
Met Investors Select Equity B                             04/02/01              751           -          -           -          -
Met Investors Select Equity B, Series A                   05/14/01               30           -          -           -          -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Select Equity B, Series E                    05/14/01    16.566573            -             -           -           -
Met Investors Select Equity B, Series F                    05/14/01    16.564486            -             -           -           -
Met Investors Select Equity B, Series G                    05/14/01    16.561350            -             -           -           -
Met Investors Select Equity B, Series I                    04/02/01    16.552230            -             -           -           -
Met Investors Select Equity B, Series K                    04/02/01    16.548243            -             -           -           -
Met Investors Select Equity B, Series N                    04/02/01    16.542261            -             -           -           -
Met Investors International Equity                         05/01/96    11.319809    13.411485     16.333906   12.889315   11.462435
Met Investors International Equity, Series A               03/01/00    6.849235      8.089426             -           -           -
Met Investors International Equity B                       04/02/01    11.309246            -             -           -           -
Met Investors International Equity B, Series A             05/14/01    11.317107            -             -           -           -
Met Investors International Equity B, Series E             05/14/01    11.314964            -             -           -           -
Met Investors International Equity B, Series F             05/14/01    11.313535            -             -           -           -
Met Investors International Equity B, Series G             05/14/01    11.311391            -             -           -           -
Met Investors International Equity B, Series I             04/02/01    11.305156            -             -           -           -
Met Investors International Equity B, Series K             04/02/01    11.302424            -             -           -           -
Met Investors International Equity B, Series N             04/02/01    11.298332            -             -           -           -
Met Investors Balanced Portfolio                           07/01/97    12.193574    12.472649     12.432529   11.767845   10.531920
Met Investors Equity Income Portfolio                      07/01/97    13.695542    13.795079     12.202725   12.068849   11.194166
Met Investors Growth and Income Equity Portfolio           07/01/97    11.541806    12.997078     13.966013   12.188331   10.756082
Met Investors Putnam Research B                            03/20/01    8.951900             -             -           -           -
Met Investors Putnam Research B, Series I                  04/02/01    8.948223             -             -           -           -
Met Investors Putnam Research B, Series K                  04/02/01    8.945772             -             -           -           -
Met Investors Putnam Research B, Series L                  04/27/01    8.947263             -             -           -           -
Met Investors Putnam Research B, Series N                  04/02/01    8.942098             -             -           -           -
Met Investors Putnam Research B, Series O                  04/27/01    8.944946             -             -           -           -
Met Investors Putnam Research B, Series P                  04/02/01    8.939651             -             -           -           -
Met Investors Putnam Research B, Series Q                  04/27/01    8.943402             -             -           -           -
Met Investors Putnam Research B, Series S                  04/02/01    8.935975             -             -           -           -
Met Investors Putnam Research B, Series T                  04/27/01    8.941083             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01    9.300021             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01    9.296198             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01    9.293652             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01    9.295201             -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Select Equity B, Series E                    05/14/01                -          -           -          -           -
Met Investors Select Equity B, Series F                    05/14/01                8          -           -          -           -
Met Investors Select Equity B, Series G                    05/14/01                5          -           -          -           -
Met Investors Select Equity B, Series I                    04/02/01               25          -           -          -           -
Met Investors Select Equity B, Series K                    04/02/01              151          -           -          -           -
Met Investors Select Equity B, Series N                    04/02/01                7          -           -          -           -
Met Investors International Equity                         05/01/96           84,532    104,817     123,899     94,245      62,371
Met Investors International Equity, Series A               03/01/00              390        160           -          -           -
Met Investors International Equity B                       04/02/01              140          -           -          -           -
Met Investors International Equity B, Series A             05/14/01               24          -           -          -           -
Met Investors International Equity B, Series E             05/14/01                -          -           -          -           -
Met Investors International Equity B, Series F             05/14/01                -          -           -          -           -
Met Investors International Equity B, Series G             05/14/01                -          -           -          -           -
Met Investors International Equity B, Series I             04/02/01                1          -           -          -           -
Met Investors International Equity B, Series K             04/02/01               51          -           -          -           -
Met Investors International Equity B, Series N             04/02/01                2          -           -          -           -
Met Investors Balanced Portfolio                           07/01/97            8,361      8,310       8,441      3,372         401
Met Investors Equity Income Portfolio                      07/01/97            5,680      6,001       5,707      3,463         557
Met Investors Growth and Income Equity Portfolio           07/01/97           12,279     13,707      14,972      7,823       1,309
Met Investors Putnam Research B                            03/20/01                1          -           -          -           -
Met Investors Putnam Research B, Series I                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series K                  04/02/01               24          -           -          -           -
Met Investors Putnam Research B, Series L                  04/27/01                -          -           -          -           -
Met Investors Putnam Research B, Series N                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series O                  04/27/01                -          -           -          -           -
Met Investors Putnam Research B, Series P                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series Q                  04/27/01                -          -           -          -           -
Met Investors Putnam Research B, Series S                  04/02/01                -          -           -          -           -
Met Investors Putnam Research B, Series T                  04/27/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01                1          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01               22          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                        Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01    9.289836             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01    9.292795             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01    9.287286             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01    9.291189             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01    9.283473             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01    9.288780             -             -           -           -
Met Investors PIMCO Money Market B                         03/20/01    10.102351            -             -           -           -
Met Investors PIMCO Money Market B, Series A               05/14/01    10.109458            -             -           -           -
Met Investors PIMCO Money Market B, Series E               05/14/01    10.107551            -             -           -           -
Met Investors PIMCO Money Market B, Series F               05/14/01    10.106275            -             -           -           -
Met Investors PIMCO Money Market B, Series G               05/14/01    10.104364            -             -           -           -
Met Investors PIMCO Money Market B, Series I               04/02/01    10.098167            -             -           -           -
Met Investors PIMCO Money Market B, Series K               04/02/01    10.095400            -             -           -           -
Met Investors PIMCO Money Market B, Series L               04/27/01    10.097086            -             -           -           -
Met Investors PIMCO Money Market B, Series N               04/02/01    10.091253            -             -           -           -
Met Investors PIMCO Money Market B, Series O               04/27/01    10.094471            -             -           -           -
Met Investors PIMCO Money Market B, Series P               04/02/01    10.088485            -             -           -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01    10.092729            -             -           -           -
Met Investors PIMCO Money Market B, Series S               04/02/01    10.084342            -             -           -           -
Met Investors PIMCO Money Market B, Series T               04/27/01    10.090117            -             -           -           -
Met Investors Janus Aggressive Growth B                    03/20/01    8.255304             -             -           -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01    8.251906             -             -           -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01    8.249636             -             -           -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01    8.251020             -             -           -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01    8.246241             -             -           -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01    8.248879             -             -           -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01    8.243975             -             -           -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01    8.247457             -             -           -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01    8.240589             -             -           -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01    8.245317             -             -           -           -
Met Investors PIMCO Total Return Bond B                    03/20/01    10.056024            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01    10.051886            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01    10.049132            -             -           -           -


                                                          Commenced                  Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01                -          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B                         03/20/01               48          -           -          -           -
Met Investors PIMCO Money Market B, Series A               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series E               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series F               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series G               05/14/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series I               04/02/01                1          -           -          -           -
Met Investors PIMCO Money Market B, Series K               04/02/01               14          -           -          -           -
Met Investors PIMCO Money Market B, Series L               04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series N               04/02/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series O               04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series P               04/02/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series S               04/02/01                -          -           -          -           -
Met Investors PIMCO Money Market B, Series T               04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B                    03/20/01                1          -           -          -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01                -          -           -          -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B                    03/20/01                1          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors PIMCO Total Return Bond B, Series L          04/27/01    10.050816            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01    10.045005            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01    10.048213            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01    10.042252            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01    10.046479            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01    10.038122            -             -           -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01    10.043884            -             -           -           -
Met Investors PIMCO Innovation B                           03/20/01    7.549292             -             -           -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01    7.546175             -             -           -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01    7.544094             -             -           -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01    7.545371             -             -           -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01    7.540981             -             -           -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01    7.543413             -             -           -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01    7.538907             -             -           -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01    7.542106             -             -           -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01    7.535795             -             -           -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01    7.540150             -             -           -           -
Met Investors MFS Mid Cap Growth B                         03/20/01    9.449208             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01    9.445323             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01    9.442731             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01    9.444308             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01    9.438853             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01    9.441855             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01    9.436266             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01    9.440222             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01    9.432388             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01    9.437780             -             -           -           -
Met Investors MFS Research International B                 03/20/01    9.101169             -             -           -           -
Met Investors MFS Research International B, Series I       04/02/01    9.097426             -             -           -           -
Met Investors MFS Research International B, Series K       04/02/01    9.094939             -             -           -           -
Met Investors MFS Research International B, Series L       04/27/01    9.096454             -             -           -           -
Met Investors MFS Research International B, Series N       04/02/01    9.091194             -             -           -           -
Met Investors MFS Research International B, Series O       04/27/01    9.094092             -             -           -           -


                                                          Commenced                Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors PIMCO Total Return Bond B, Series L          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01                -          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B                           03/20/01                1          -           -          -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01                2          -           -          -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01                -          -           -          -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B                         03/20/01                1          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01               17          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01                -          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01                -          -           -          -           -
Met Investors MFS Research International B                 03/20/01                -          -           -          -           -
Met Investors MFS Research International B, Series I       04/02/01                -          -           -          -           -
Met Investors MFS Research International B, Series K       04/02/01               14          -           -          -           -
Met Investors MFS Research International B, Series L       04/27/01                -          -           -          -           -
Met Investors MFS Research International B, Series N       04/02/01                -          -           -          -           -
Met Investors MFS Research International B, Series O       04/27/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors MFS Research International B, Series P       04/02/01    9.088709             -             -           -           -
Met Investors MFS Research International B, Series Q       04/27/01    9.092518             -             -           -           -
Met Investors MFS Research International B, Series S       04/02/01    9.084973             -             -           -           -
Met Investors MFS Research International B, Series T       04/27/01    9.090163             -             -           -           -
GACC Money Market                                          06/03/96    12.321903    12.098648     11.525358   11.109943   10.667011
GACC Money Market, Series A                                03/01/00    10.762219    10.533000             -           -           -
Russell Multi-Style Equity Fund                            12/31/97    11.488752    12.690575     14.667724   12.694810   10.000000
Russell Aggressive Equity Fund                             12/31/97    10.115229    10.208188     10.422234    9.963254   10.000000
Russell Non-US Fund                                        12/31/97    10.525282    12.361948     14.652149   11.142092   10.000000
Russell Core Bond Fund                                     12/31/97    11.490380    11.259451     10.380043   10.591175   10.000000
Russell Real Estate Securities Fund                        07/01/99    12.463289    11.778095      9.388124           -           -
AIM V.I. Value                                             12/31/97    13.163226    14.080792     16.729131   13.060203   10.000000
AIM V.I. Value, Series A                                   03/01/00    7.764629      8.288728             -           -           -
AIM V.I. Value, Series E                                   05/14/01    13.169868            -             -           -           -
AIM V.I. Value, Series F                                   05/14/01    13.168208            -             -           -           -
AIM V.I. Value, Series G                                   05/14/01    13.165716            -             -           -           -
AIM V.I. Value, Series I                                   04/02/01    13.158464            -             -           -           -
AIM V.I. Value, Series K                                   04/02/01    13.155294            -             -           -           -
AIM V.I. Value, Series N                                   04/02/01    13.150536            -             -           -           -
AIM V.I. Capital Appreciation                              12/31/97    12.371770    14.746962     16.785351   11.770729   10.000000
AIM V.I. Capital Appreciation, Series A                    03/01/00    6.569845      7.828716             -           -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01    12.378016            -             -           -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01    12.376456            -             -           -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01    12.374112            -             -           -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01    12.367298            -             -           -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01    12.364319            -             -           -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01    12.359850            -             -           -           -
AIM V.I. International Equity                              12/31/97    10.769049    12.636353     17.416663   11.391449   10.000000
AIM V.I. International Equity, Series A                    03/01/00    6.716433      7.862601             -           -           -
AIM V.I. International Equity, Series E                    05/14/01    10.774487            -             -           -           -
AIM V.I. International Equity, Series F                    05/14/01    10.773128            -             -           -           -
AIM V.I. International Equity, Series G                    05/14/01    10.771091            -             -           -           -
AIM V.I. International Equity, Series I                    04/02/01    10.765153            -             -           -           -


                                                          Commenced                 Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors MFS Research International B, Series P       04/02/01                4          -           -          -           -
Met Investors MFS Research International B, Series Q       04/27/01                -          -           -          -           -
Met Investors MFS Research International B, Series S       04/02/01                -          -           -          -           -
Met Investors MFS Research International B, Series T       04/27/01                -          -           -          -           -
GACC Money Market                                          06/03/96           29,179     27,659      42,895     16,464       3,318
GACC Money Market, Series A                                03/01/00               54          0           -          -           -
Russell Multi-Style Equity Fund                            12/31/97           55,310     57,980      56,328     29,559           -
Russell Aggressive Equity Fund                             12/31/97           10,838     10,893       9,457      5,343           -
Russell Non-US Fund                                        12/31/97           20,701     23,062      22,962     10,316           -
Russell Core Bond Fund                                     12/31/97           35,478     33,685      27,554     17,050           -
Russell Real Estate Securities Fund                        07/01/99            2,608      2,024         631          -           -
AIM V.I. Value                                             12/31/97           80,822     78,523      42,572      6,816           -
AIM V.I. Value, Series A                                   03/01/00            1,231        562           -          -           -
AIM V.I. Value, Series E                                   05/14/01                4          -           -          -           -
AIM V.I. Value, Series F                                   05/14/01               14          -           -          -           -
AIM V.I. Value, Series G                                   05/14/01                -          -           -          -           -
AIM V.I. Value, Series I                                   04/02/01               32          -           -          -           -
AIM V.I. Value, Series K                                   04/02/01              455          -           -          -           -
AIM V.I. Value, Series N                                   04/02/01              139          -           -          -           -
AIM V.I. Capital Appreciation                              12/31/97           43,598     46,132      15,128      2,160           -
AIM V.I. Capital Appreciation, Series A                    03/01/00            1,123        464           -          -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01                1          -           -          -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01               43          -           -          -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01                -          -           -          -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01               50          -           -          -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01              403          -           -          -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01              159          -           -          -           -
AIM V.I. International Equity                              12/31/97            7,276      7,636       4,842      2,325           -
AIM V.I. International Equity, Series A                    03/01/00              235        153           -          -           -
AIM V.I. International Equity, Series E                    05/14/01                -          -           -          -           -
AIM V.I. International Equity, Series F                    05/14/01                -          -           -          -           -
AIM V.I. International Equity, Series G                    05/14/01                -          -           -          -           -
AIM V.I. International Equity, Series I                    04/02/01                2          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

AIM V.I. International Equity, Series K                    04/02/01    10.762550            -             -           -           -
AIM V.I. International Equity, Series N                    04/02/01    10.758660            -             -           -           -
Alliance Premier Growth                                    12/31/97    13.822313    15.666282     19.043436   14.595485   10.000000
Alliance Premier Growth B                                  04/10/01    13.814933            -             -           -           -
Alliance Premier Growth B, Series I                        04/10/01    13.810381            -             -           -           -
Alliance Premier Growth B, Series K                        04/10/01    13.807349            -             -           -           -
Alliance Premier Growth B, Series N                        04/10/01    13.802810            -             -           -           -
Alliance Bernstein Real Estate Investment                  12/31/97    10.015180     9.338240      7.474763    7.988435   10.000000
Alliance Bernstein Real Estate Investment B                04/24/01    10.015180            -             -           -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01    10.012308            -             -           -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01    10.010391            -             -           -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01    10.007519            -             -           -           -
Alliance Bernstein Small Cap B                             05/01/01    10.137017            -             -           -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01    10.134556            -             -           -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01    10.132914            -             -           -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01    10.130454            -             -           -           -
Alliance Bernstein Value B                                 05/01/01    9.917528             -             -           -           -
Alliance Bernstein Value B, Series I                       05/01/01    9.915123             -             -           -           -
Alliance Bernstein Value B, Series K                       05/01/01    9.913517             -             -           -           -
Alliance Bernstein Value B, Series N                       05/01/01    9.911112             -             -           -           -
Liberty Newport Tiger Fund, Variable                       12/31/97    11.212581    12.719406     15.290670    9.228765   10.000000
Liberty Newport Tiger Fund, Variable Series I              04/10/01    11.208894            -             -           -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01    11.206434            -             -           -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01    11.202755            -             -           -           -
Goldman Sachs Growth and Income                            01/29/98    9.049168      9.680632     10.299328    9.908613           -
Goldman Sachs Growth and Income, Series I                  04/10/01    9.046194             -             -           -           -
Goldman Sachs Growth and Income, Series K                  04/10/01    9.044213             -             -           -           -
Goldman Sachs Growth and Income, Series N                  04/10/01    9.041235             -             -           -           -
Goldman Sachs International Equity                         03/31/98    10.733784    12.693239     14.826563   11.402925           -
Goldman Sachs International Equity, Series I               04/10/01    10.730255            -             -           -           -
Goldman Sachs International Equity, Series K               04/10/01    10.727899            -             -           -           -
Goldman Sachs International Equity, Series N               04/10/01    10.724366            -             -           -           -
Goldman Sachs Global Income                                03/31/98    11.586727    11.317860     10.524196   10.781765           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

AIM V.I. International Equity, Series K                    04/02/01               49          -           -          -           -
AIM V.I. International Equity, Series N                    04/02/01                3          -           -          -           -
Alliance Premier Growth                                    12/31/97           63,314     61,703      39,333      9,748           -
Alliance Premier Growth B                                  04/10/01              657          -           -          -           -
Alliance Premier Growth B, Series I                        04/10/01              117          -           -          -           -
Alliance Premier Growth B, Series K                        04/10/01              971          -           -          -           -
Alliance Premier Growth B, Series N                        04/10/01              807          -           -          -           -
Alliance Bernstein Real Estate Investment                  12/31/97           10,635      8,787       3,554      1,529           -
Alliance Bernstein Real Estate Investment B                04/24/01              241          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01               48          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01              295          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01              230          -           -          -           -
Alliance Bernstein Small Cap B                             05/01/01                1          -           -          -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01                -          -           -          -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01                -          -           -          -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01                -          -           -          -           -
Alliance Bernstein Value B                                 05/01/01                2          -           -          -           -
Alliance Bernstein Value B, Series I                       05/01/01                -          -           -          -           -
Alliance Bernstein Value B, Series K                       05/01/01                8          -           -          -           -
Alliance Bernstein Value B, Series N                       05/01/01                2          -           -          -           -
Liberty Newport Tiger Fund, Variable                       12/31/97              854        966         622        295           -
Liberty Newport Tiger Fund, Variable Series I              04/10/01                -          -           -          -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01                -          -           -          -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01                -          -           -          -           -
Goldman Sachs Growth and Income                            01/29/98            6,423      6,524       6,392      4,634           -
Goldman Sachs Growth and Income, Series I                  04/10/01                -          -           -          -           -
Goldman Sachs Growth and Income, Series K                  04/10/01                3          -           -          -           -
Goldman Sachs Growth and Income, Series N                  04/10/01               24          -           -          -           -
Goldman Sachs International Equity                         03/31/98            3,102      3,666       3,561      1,287           -
Goldman Sachs International Equity, Series I               04/10/01                -          -           -          -           -
Goldman Sachs International Equity, Series K               04/10/01                2          -           -          -           -
Goldman Sachs International Equity, Series N               04/10/01                -          -           -          -           -
Goldman Sachs Global Income                                03/31/98            1,112        816         332        203           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Goldman Sachs Global Income, Series I                      04/10/01    11.582915            -             -           -           -
Goldman Sachs Global Income, Series K                      04/10/01    11.580377            -             -           -           -
Goldman Sachs Global Income, Series N                      04/10/01    11.576568            -             -           -           -
Goldman Sachs Internet Tollkeeper                          07/03/00    5.593557      6.512676             -           -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01    5.591718             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01    5.590489             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01    5.588646             -             -           -           -
Scudder II Dreman High Return Equity                       05/15/98    12.362663    11.825099      9.187195   10.487302           -
Scudder II Small Cap Growth                                12/31/97    11.365999    13.641703     15.493396   11.676086   10.000000
Scudder II Small Cap Growth, Series I                      04/10/01    11.362383            -             -           -           -
Scudder II Small Cap Growth, Series K                      04/10/01    11.359975            -             -           -           -
Scudder II Small Cap Growth, Series N                      04/10/01    11.356362            -             -           -           -
Scudder II Small Cap Value                                 12/31/97    10.542651     9.104133      8.872647    8.753222   10.000000
Scudder II Small Cap Value, Series I                       04/10/01    10.539312            -             -           -           -
Scudder II Small Cap Value, Series K                       04/10/01    10.537085            -             -           -           -
Scudder II Small Cap Value, Series N                       04/10/01    10.533738            -             -           -           -
Scudder II Government Securities                           12/31/97    11.859809    11.466982     10.480981   10.556498   10.000000
Scudder II Government Securities, Series I                 04/10/01    11.856041            -             -           -           -
Scudder II Government Securities, Series K                 04/10/01    11.853535            -             -           -           -
Scudder II Government Securities, Series N                 04/10/01    11.849766            -             -           -           -
MFS Bond                                                   05/15/98    11.295873    10.968630     10.184471   10.491811           -
MFS Research                                               12/31/97    12.078102    13.971610     14.890281   12.172796   10.000000
MFS Research B                                             04/10/01    12.069397            -             -           -           -
MFS Research B, Series I                                   04/10/01    12.065429            -             -           -           -
MFS Research B, Series K                                   04/10/01    12.062781            -             -           -           -
MFS Research B, Series N                                   04/10/01    12.058810            -             -           -           -
MFS Investors Trust                                        12/31/97    11.133800    12.500814     12.695264   12.066568   10.000000
MFS Investors Trust B                                      04/10/01    11.124369            -             -           -           -
MFS Investors Trust B, Series I                            04/10/01    11.120717            -             -           -           -
MFS Investors Trust B, Series K                            04/10/01    11.118274            -             -           -           -
MFS Investors Trust B, Series N                            04/10/01    11.114616            -             -           -           -
MFS Emerging Growth                                        12/31/97    13.948681    18.281636     23.059667   13.233235   10.000000
MFS Emerging Growth B                                      04/10/01    13.936441            -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Goldman Sachs Global Income, Series I                      04/10/01                -          -           -          -           -
Goldman Sachs Global Income, Series K                      04/10/01               13          -           -          -           -
Goldman Sachs Global Income, Series N                      04/10/01               27          -           -          -           -
Goldman Sachs Internet Tollkeeper                          07/03/00              542        467           -          -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01                -          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01               44          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01                -          -           -          -           -
Scudder II Dreman High Return Equity                       05/15/98              134        138         173         97           -
Scudder II Small Cap Growth                                12/31/97            3,058      3,398       1,760        893           -
Scudder II Small Cap Growth, Series I                      04/10/01                -          -           -          -           -
Scudder II Small Cap Growth, Series K                      04/10/01               45          -           -          -           -
Scudder II Small Cap Growth, Series N                      04/10/01                -          -           -          -           -
Scudder II Small Cap Value                                 12/31/97            5,504      4,724       4,402      2,145           -
Scudder II Small Cap Value, Series I                       04/10/01                -          -           -          -           -
Scudder II Small Cap Value, Series K                       04/10/01               22          -           -          -           -
Scudder II Small Cap Value, Series N                       04/10/01                -          -           -          -           -
Scudder II Government Securities                           12/31/97            2,442      2,311       2,293        630           -
Scudder II Government Securities, Series I                 04/10/01                -          -           -          -           -
Scudder II Government Securities, Series K                 04/10/01                -          -           -          -           -
Scudder II Government Securities, Series N                 04/10/01                -          -           -          -           -
MFS Bond                                                   05/15/98            1,629      1,624         219        174           -
MFS Research                                               12/31/97           19,076     20,781      16,358      5,658           -
MFS Research B                                             04/10/01               79          -           -          -           -
MFS Research B, Series I                                   04/10/01                -          -           -          -           -
MFS Research B, Series K                                   04/10/01               20          -           -          -           -
MFS Research B, Series N                                   04/10/01              184          -           -          -           -
MFS Investors Trust                                        12/31/97           26,385     25,518      17,431      7,016           -
MFS Investors Trust B                                      04/10/01              334          -           -          -           -
MFS Investors Trust B, Series I                            04/10/01               79          -           -          -           -
MFS Investors Trust B, Series K                            04/10/01              377          -           -          -           -
MFS Investors Trust B, Series N                            04/10/01              339          -           -          -           -
MFS Emerging Growth                                        12/31/97           24,511     31,289      28,533      7,142           -
MFS Emerging Growth B                                      04/10/01               27          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

MFS Emerging Growth B, Series I                            04/10/01    13.931855            -             -           -           -
MFS Emerging Growth B, Series K                            04/10/01    13.928794            -             -           -           -
MFS Emerging Growth B, Series N                            04/10/01    13.924209            -             -           -           -
MFS Emerging Markets Equity                                12/31/97           -      6.815168      8.954559    6.571830   10.000000
MFS High Income                                            12/31/97    9.609076      9.510741     10.334082    9.845193   10.000000
MFS High Income B                                          04/10/01    9.597080             -             -           -           -
MFS High Income B, Series I                                04/10/01    9.593924             -             -           -           -
MFS High Income B, Series K                                04/10/01    9.591826             -             -           -           -
MFS High Income B, Series N                                04/10/01    9.588668             -             -           -           -
MFS Global Governments                                     12/31/97    10.579245    10.611738     10.258675   10.669943   10.000000
MFS Global Governments B                                   04/10/01    10.567687            -             -           -           -
MFS Global Governments B, Series I                         04/10/01    10.564213            -             -           -           -
MFS Global Governments B, Series K                         04/10/01    10.561899            -             -           -           -
MFS Global Governments B, Series N                         04/10/01    10.558425            -             -           -           -
MFS New Discovery                                          09/01/00    8.408235      8.600044             -           -           -
MFS New Discovery B                                        04/10/01    8.402009             -             -           -           -
MFS New Discovery B, Series I                              04/10/01    8.399249             -             -           -           -
MFS New Discovery B, Series K                              04/10/01    8.397405             -             -           -           -
MFS New Discovery B, Series N                              04/10/01    8.394646             -             -           -           -
MetLife Putnam International Stock                         09/11/00    8.013676      9.408411             -           -           -
MetLife Putnam Large Cap Growth                            09/11/00    5.782577      7.342078             -           -           -
Oppenheimer Capital Appreciation                           12/31/97    15.879737    16.811614     17.087450   12.232731   10.000000
Oppenheimer Main Street Growth & Income                    12/31/97    10.412612    11.148881     12.393263   10.326519   10.000000
Oppenheimer High Income                                    12/31/97    9.779996      9.658360     10.174699    9.893828   10.000000
Oppenheimer Bond                                           12/31/97    11.199563    10.701916     10.228856   10.533011   10.000000
Oppenheimer Strategic Bond                                 12/31/97    10.471041    10.417752     10.293168   10.151332   10.000000
Putnam VT Growth and Income                                12/31/97    11.928575    12.156330     11.402482   11.382650   10.000000
Putnam VT Growth and Income B                              04/10/01    11.920057            -             -           -           -
Putnam VT Growth and Income B, Series I                    04/10/01    11.916139            -             -           -           -
Putnam VT Growth and Income B, Series K                    04/10/01    11.913527            -             -           -           -
Putnam VT Growth and Income B, Series N                    04/10/01    11.909614            -             -           -           -
Putnam VT New Value                                        12/31/97    13.485656    12.521148     10.365439   10.483517   10.000000
Putnam VT New Value B                                      04/10/01    13.467801            -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

MFS Emerging Growth B, Series I                            04/10/01                -          -           -          -           -
MFS Emerging Growth B, Series K                            04/10/01               74          -           -          -           -
MFS Emerging Growth B, Series N                            04/10/01                5          -           -          -           -
MFS Emerging Markets Equity                                12/31/97                -         76         149        481           -
MFS High Income                                            12/31/97            5,695      5,204       4,525      2,158           -
MFS High Income B                                          04/10/01                2          -           -          -           -
MFS High Income B, Series I                                04/10/01                -          -           -          -           -
MFS High Income B, Series K                                04/10/01                4          -           -          -           -
MFS High Income B, Series N                                04/10/01                -          -           -          -           -
MFS Global Governments                                     12/31/97              218        157          77         22           -
MFS Global Governments B                                   04/10/01                1          -           -          -           -
MFS Global Governments B, Series I                         04/10/01                -          -           -          -           -
MFS Global Governments B, Series K                         04/10/01                -          -           -          -           -
MFS Global Governments B, Series N                         04/10/01                -          -           -          -           -
MFS New Discovery                                          09/01/00            3,905        146           -          -           -
MFS New Discovery B                                        04/10/01              313          -           -          -           -
MFS New Discovery B, Series I                              04/10/01               52          -           -          -           -
MFS New Discovery B, Series K                              04/10/01              463          -           -          -           -
MFS New Discovery B, Series N                              04/10/01              276          -           -          -           -
MetLife Putnam International Stock                         09/11/00              358        201           -          -           -
MetLife Putnam Large Cap Growth                            09/11/00              495        167           -          -           -
Oppenheimer Capital Appreciation                           12/31/97           12,550     12,136       7,463      1,189           -
Oppenheimer Main Street Growth & Income                    12/31/97           14,326     13,583       7,669      2,941           -
Oppenheimer High Income                                    12/31/97            3,027      2,842       2,424        777           -
Oppenheimer Bond                                           12/31/97           13,347     12,664      10,542      4,234           -
Oppenheimer Strategic Bond                                 12/31/97            3,685      3,795       3,155      1,095           -
Putnam VT Growth and Income                                12/31/97           32,891     33,506      26,271     12,699           -
Putnam VT Growth and Income B                              04/10/01              138          -           -          -           -
Putnam VT Growth and Income B, Series I                    04/10/01               14          -           -          -           -
Putnam VT Growth and Income B, Series K                    04/10/01               69          -           -          -           -
Putnam VT Growth and Income B, Series N                    04/10/01               15          -           -          -           -
Putnam VT New Value                                        12/31/97            1,777      1,530         693        441           -
Putnam VT New Value B                                      04/10/01                3          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Putnam VT New Value B, Series I                            04/10/01    13.463373            -             -           -           -
Putnam VT New Value B, Series K                            04/10/01    13.460424            -             -           -           -
Putnam VT New Value B, Series N                            04/10/01    13.456006            -             -           -           -
Putnam VT Vista                                            12/31/97    13.022614    16.825380     17.769589   11.785702   10.000000
Putnam VT Vista B                                          04/10/01    13.016692            -             -           -           -
Putnam VT Vista B, Series I                                04/10/01    13.012410            -             -           -           -
Putnam VT Vista B, Series K                                04/10/01    13.009552            -             -           -           -
Putnam VT Vista B, Series N                                04/10/01    13.005267            -             -           -           -
Putnam VT International Growth                             12/31/97    14.057408    16.510462     18.486388   11.707003   10.000000
Putnam VT International Growth B                           04/10/01    14.056516            -             -           -           -
Putnam VT International Growth B, Series I                 04/10/01    14.051889            -             -           -           -
Putnam VT International Growth B, Series K                 04/10/01    14.048807            -             -           -           -
Putnam VT International Growth B, Series N                 04/10/01    14.044180            -             -           -           -
Putnam VT International New Opportunities                  12/31/97    10.607206    13.828712     22.820083   11.402252   10.000000
Putnam VT International New Opportunities B                04/10/01    10.606566            -             -           -           -
Putnam VT International New Opportunities B, Series I      04/10/01    10.603070            -             -           -           -
Putnam VT International New Opportunities B, Series K      04/10/01    10.600746            -             -           -           -
Putnam VT International New Opportunities B, Series N      04/10/01    10.597256            -             -           -           -
Templeton Global Income Securities                         03/01/99    9.544873     10.052678      9.681884           -           -
Templeton Global Income Securities, Series A               03/01/00    9.997445     10.500470             -           -           -
Templeton Global Income Securities B                       04/02/01    9.540278             -             -           -           -
Templeton Global Income Securities B, Series A             05/14/01    9.546894             -             -           -           -
Templeton Global Income Securities B, Series E             05/14/01    9.545087             -             -           -           -
Templeton Global Income Securities B, Series F             05/14/01    9.543879             -             -           -           -
Templeton Global Income Securities B, Series G             05/14/01    9.542080             -             -           -           -
Templeton Global Income Securities B, Series I             04/02/01    9.536827             -             -           -           -
Templeton Global Income Securities B, Series K             04/02/01    9.534526             -             -           -           -
Templeton Global Income Securities B, Series N             04/02/01    9.531075             -             -           -           -
Franklin Small Cap                                         03/01/99    12.868882    14.583586     17.679923           -           -
Franklin Small Cap, Series A                               03/01/00    6.318845      7.141115             -           -           -
Franklin Small Cap B                                       04/02/01    12.863183            -             -           -           -
Franklin Small Cap B, Series A                             05/14/01    12.872117            -             -           -           -
Franklin Small Cap B, Series E                             05/14/01    12.869681            -             -           -           -


                                                          Commenced                 Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Putnam VT New Value B, Series I                            04/10/01                -          -           -          -           -
Putnam VT New Value B, Series K                            04/10/01                2          -           -          -           -
Putnam VT New Value B, Series N                            04/10/01               26          -           -          -           -
Putnam VT Vista                                            12/31/97           11,677     13,774       6,847      1,785           -
Putnam VT Vista B                                          04/10/01               46          -           -          -           -
Putnam VT Vista B, Series I                                04/10/01               13          -           -          -           -
Putnam VT Vista B, Series K                                04/10/01                8          -           -          -           -
Putnam VT Vista B, Series N                                04/10/01               42          -           -          -           -
Putnam VT International Growth                             12/31/97           26,702     26,507      20,194      6,206           -
Putnam VT International Growth B                           04/10/01              474          -           -          -           -
Putnam VT International Growth B, Series I                 04/10/01               83          -           -          -           -
Putnam VT International Growth B, Series K                 04/10/01              587          -           -          -           -
Putnam VT International Growth B, Series N                 04/10/01              390          -           -          -           -
Putnam VT International New Opportunities                  12/31/97            3,296      4,084       2,512        602           -
Putnam VT International New Opportunities B                04/10/01                4          -           -          -           -
Putnam VT International New Opportunities B, Series I      04/10/01                -          -           -          -           -
Putnam VT International New Opportunities B, Series K      04/10/01               40          -           -          -           -
Putnam VT International New Opportunities B, Series N      04/10/01                1          -           -          -           -
Templeton Global Income Securities                         03/01/99              949        846         326          -           -
Templeton Global Income Securities, Series A               03/01/00               38         24           -          -           -
Templeton Global Income Securities B                       04/02/01               13          -           -          -           -
Templeton Global Income Securities B, Series A             05/14/01                2          -           -          -           -
Templeton Global Income Securities B, Series E             05/14/01                -          -           -          -           -
Templeton Global Income Securities B, Series F             05/14/01                3          -           -          -           -
Templeton Global Income Securities B, Series G             05/14/01                -          -           -          -           -
Templeton Global Income Securities B, Series I             04/02/01                -          -           -          -           -
Templeton Global Income Securities B, Series K             04/02/01                7          -           -          -           -
Templeton Global Income Securities B, Series N             04/02/01                -          -           -          -           -
Franklin Small Cap                                         03/01/99            5,210      4,937         980          -           -
Franklin Small Cap, Series A                               03/01/00               81         42           -          -           -
Franklin Small Cap B                                       04/02/01              125          -           -          -           -
Franklin Small Cap B, Series A                             05/14/01                2          -           -          -           -
Franklin Small Cap B, Series E                             05/14/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Franklin Small Cap B, Series F                             05/14/01    12.868055            -             -           -           -
Franklin Small Cap B, Series G                             05/14/01    12.865617            -             -           -           -
Franklin Small Cap B, Series I                             04/02/01    12.858528            -             -           -           -
Franklin Small Cap B, Series K                             04/02/01    12.855428            -             -           -           -
Franklin Small Cap B, Series N                             04/02/01    12.850781            -             -           -           -
Templeton Growth Securities                                03/02/99    13.197790    13.302465     12.557918           -           -
Templeton Growth Securities, Series A                      03/01/00    10.334711    10.388150             -           -           -
Templeton Growth Securities B                              04/02/01    13.181871            -             -           -           -
Templeton Growth Securities B, Series A                    05/14/01    13.191017            -             -           -           -
Templeton Growth Securities B, Series E                    05/14/01    13.188522            -             -           -           -
Templeton Growth Securities B, Series F                    05/14/01    13.186859            -             -           -           -
Templeton Growth Securities B, Series G                    05/14/01    13.184365            -             -           -           -
Templeton Growth Securities B, Series I                    04/02/01    13.177105            -             -           -           -
Templeton Growth Securities B, Series K                    04/02/01    13.173928            -             -           -           -
Templeton Growth Securities B, Series N                    04/02/01    13.169169            -             -           -           -
Templeton International Securities                         05/01/98    9.769991     10.752167     11.147003    9.144522           -
Templeton International Securities, Series A               03/01/00    9.085318      9.971249             -           -           -
Templeton International Securities B                       04/02/01    9.769736             -             -           -           -
Templeton International Securities B, Series A             05/14/01    9.776520             -             -           -           -
Templeton International Securities B, Series E             05/14/01    9.774670             -             -           -           -
Templeton International Securities B, Series F             05/14/01    9.773437             -             -           -           -
Templeton International Securities B, Series G             05/14/01    9.771587             -             -           -           -
Templeton International Securities B, Series I             04/02/01    9.766206             -             -           -           -
Templeton International Securities B, Series K             04/02/01    9.763854             -             -           -           -
Templeton International Securities B, Series N             04/02/01    9.760318             -             -           -           -
Templeton Developing Markets Securities                    09/21/98    7.553221      7.710157     11.457935    7.552448           -
Templeton Developing Markets Securities B                  04/10/01    7.543709             -             -           -           -
Templeton Developing Markets Securities B, Series I        04/10/01    7.541230             -             -           -           -
Templeton Developing Markets Securities B, Series K        04/10/01    7.539576             -             -           -           -
Templeton Developing Markets Securities B, Series N        04/10/01    7.537098             -             -           -           -
Templeton Mutual Shares Securities                         09/21/98    12.850698    11.582319     10.413095    9.630622           -
Templeton Mutual Shares Securities B                       04/12/01    12.846436            -             -           -           -


                                                          Commenced              Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Franklin Small Cap B, Series F                             05/14/01                1          -           -          -           -
Franklin Small Cap B, Series G                             05/14/01                -          -           -          -           -
Franklin Small Cap B, Series I                             04/02/01                2          -           -          -           -
Franklin Small Cap B, Series K                             04/02/01               34          -           -          -           -
Franklin Small Cap B, Series N                             04/02/01               12          -           -          -           -
Templeton Growth Securities                                03/02/99            3,142      2,716         538          -           -
Templeton Growth Securities, Series A                      03/01/00              111         49           -          -           -
Templeton Growth Securities B                              04/02/01               90          -           -          -           -
Templeton Growth Securities B, Series A                    05/14/01                1          -           -          -           -
Templeton Growth Securities B, Series E                    05/14/01                -          -           -          -           -
Templeton Growth Securities B, Series F                    05/14/01                -          -           -          -           -
Templeton Growth Securities B, Series G                    05/14/01                -          -           -          -           -
Templeton Growth Securities B, Series I                    04/02/01               33          -           -          -           -
Templeton Growth Securities B, Series K                    04/02/01               60          -           -          -           -
Templeton Growth Securities B, Series N                    04/02/01               15          -           -          -           -
Templeton International Securities                         05/01/98           15,318     14,987       9,210      1,507           -
Templeton International Securities, Series A               03/01/00              229        134           -          -           -
Templeton International Securities B                       04/02/01              232          -           -          -           -
Templeton International Securities B, Series A             05/14/01               14          -           -          -           -
Templeton International Securities B, Series E             05/14/01                3          -           -          -           -
Templeton International Securities B, Series F             05/14/01               14          -           -          -           -
Templeton International Securities B, Series G             05/14/01                -          -           -          -           -
Templeton International Securities B, Series I             04/02/01                7          -           -          -           -
Templeton International Securities B, Series K             04/02/01              116          -           -          -           -
Templeton International Securities B, Series N             04/02/01               43          -           -          -           -
Templeton Developing Markets Securities                    09/21/98            6,839      5,376       3,489        679           -
Templeton Developing Markets Securities B                  04/10/01              172          -           -          -           -
Templeton Developing Markets Securities B, Series I        04/10/01               35          -           -          -           -
Templeton Developing Markets Securities B, Series K        04/10/01              196          -           -          -           -
Templeton Developing Markets Securities B, Series N        04/10/01              171          -           -          -           -
Templeton Mutual Shares Securities                         09/21/98           11,454      8,245       2,581      1,021           -
Templeton Mutual Shares Securities B                       04/12/01              303          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------
Templeton Mutual Shares Securities B, Series I             04/12/01    12.842322            -             -           -           -
Templeton Mutual Shares Securities B, Series K             04/12/01    12.839578            -             -           -           -
Templeton Mutual Shares Securities B, Series N             04/12/01    12.835465            -             -           -           -
Franklin Large Cap Growth Securities                       03/01/99    14.389637    15.227698     14.665449           -           -
Franklin Large Cap Growth Securities, Series A             03/01/00    9.171798      9.679346             -           -           -
Franklin Large Cap Growth Securities B                     04/02/01    14.384511            -             -           -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01    14.394501            -             -           -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01    14.391780            -             -           -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01    14.389963            -             -           -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01    14.387238            -             -           -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01    14.379312            -             -           -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01    14.375845            -             -           -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01    14.370645            -             -           -           -
Fidelity VIP Growth                                        02/17/98    13.958484    15.555548     17.723853   13.077878           -
Fidelity VIP Growth B                                      04/26/01    13.954554            -             -           -           -
Fidelity VIP Growth B, Series I                            04/26/01    13.950881            -             -           -           -
Fidelity VIP Growth B, Series K                            04/26/01    13.948429            -             -           -           -
Fidelity VIP Growth B, Series N                            04/26/01    13.944761            -             -           -           -
Fidelity VIP II Contrafund                                 02/17/98    12.463116    13.934724     15.140886   12.357373           -
Fidelity VIP III Growth Opportunities                      02/17/98    8.945881      9.874037     12.073401   11.742360           -
Fidelity VIP III Growth & Income                           02/17/98    11.708517    12.485285     13.135609   12.202502           -
Fidelity VIP Equity-Income                                 02/17/98    11.722988    11.912664     11.141767   10.626607           -
Fidelity VIP Equity-Income B                               04/26/01    11.718074            -             -           -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01    11.714988            -             -           -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01    11.712933            -             -           -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01    11.709857            -             -           -           -
Fidelity High Income B                                     04/26/01    9.575291             -             -           -           -
Fidelity High Income B, Series I                           04/26/01    9.572771             -             -           -           -
Fidelity High Income B, Series K                           04/26/01    9.571092             -             -           -           -
Fidelity High Income B, Series N                           04/26/01    9.568570             -             -           -           -
American Century VP Income & Growth                        11/19/99    8.692276      9.096785     10.320209           -           -
American Century VP Income & Growth , Series I             04/10/01    8.689415             -             -           -           -
American Century VP Income & Growth , Series K             04/10/01    8.687509             -             -           -           -
American Century VP Income & Growth , Series N             04/10/01    8.684657             -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------
Templeton Mutual Shares Securities B, Series I             04/12/01               40          -           -          -           -
Templeton Mutual Shares Securities B, Series K             04/12/01              410          -           -          -           -
Templeton Mutual Shares Securities B, Series N             04/12/01              204          -           -          -           -
Franklin Large Cap Growth Securities                       03/01/99            6,631      6,017       1,019          -           -
Franklin Large Cap Growth Securities, Series A             03/01/00              171         89           -          -           -
Franklin Large Cap Growth Securities B                     04/02/01              224          -           -          -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01                4          -           -          -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01                -          -           -          -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01                1          -           -          -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01                -          -           -          -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01               36          -           -          -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01               69          -           -          -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01                8          -           -          -           -
Fidelity VIP Growth                                        02/17/98            4,015      3,609       1,830         88           -
Fidelity VIP Growth B                                      04/26/01               11          -           -          -           -
Fidelity VIP Growth B, Series I                            04/26/01                -          -           -          -           -
Fidelity VIP Growth B, Series K                            04/26/01               18          -           -          -           -
Fidelity VIP Growth B, Series N                            04/26/01               34          -           -          -           -
Fidelity VIP II Contrafund                                 02/17/98            3,818      3,898       1,816        400           -
Fidelity VIP III Growth Opportunities                      02/17/98              979        963         729        112           -
Fidelity VIP III Growth & Income                           02/17/98            3,097      3,283       2,482        852           -
Fidelity VIP Equity-Income                                 02/17/98            2,208      1,989       1,228        256           -
Fidelity VIP Equity-Income B                               04/26/01               58          -           -          -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01                -          -           -          -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01               13          -           -          -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01                -          -           -          -           -
Fidelity High Income B                                     04/26/01                5          -           -          -           -
Fidelity High Income B, Series I                           04/26/01                -          -           -          -           -
Fidelity High Income B, Series K                           04/26/01                -          -           -          -           -
Fidelity High Income B, Series N                           04/26/01                -          -           -          -           -
American Century VP Income & Growth                        11/19/99           14,285      8,190         279          -           -
American Century VP Income & Growth , Series I             04/10/01              120          -           -          -           -
American Century VP Income & Growth , Series K             04/10/01              706          -           -          -           -
American Century VP Income & Growth , Series N             04/10/01              564          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

American Century VP International                          11/19/99    8.161515     10.265271     12.514968           -           -
American Century VP International, Series I                04/10/01    8.158831             -             -           -           -
American Century VP International, Series K                04/10/01    8.157035             -             -           -           -
American Century VP International, Series N                04/10/01    8.154356             -             -           -           -
American Century VP Value                                  11/19/99    11.895229    11.163438      9.582238           -           -
American Century VP Value, Series I                        04/10/01    11.891321            -             -           -           -
American Century VP Value, Series K                        04/10/01    11.888721            -             -           -           -
American Century VP Value, Series N                        04/10/01    11.884814            -             -           -           -
New England Zenith Davis Venture Value E                   04/02/01    10.684531            -             -           -           -
New England Zenith Davis Venture Value E, Series I         04/02/01    10.680139            -             -           -           -
New England Zenith Davis Venture Value E, Series K         04/02/01    10.677214            -             -           -           -
New England Zenith Davis Venture Value E, Series L         04/27/01    10.678997            -             -           -           -
New England Zenith Davis Venture Value E, Series N         04/02/01    10.672832            -             -           -           -
New England Zenith Davis Venture Value E, Series O         04/27/01    10.676232            -             -           -           -
New England Zenith Davis Venture Value E, Series P         04/02/01    10.669903            -             -           -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01    10.674383            -             -           -           -
New England Zenith Davis Venture Value E, Series S         04/02/01    10.665520            -             -           -           -
New England Zenith Davis Venture Value E, Series T         04/27/01    10.671620            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01    11.349623            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01    11.344963            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01    11.341863            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01    11.343755            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01    11.337209            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01    11.340823            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01    11.334108            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01    11.338868            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01    11.329455            -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01    11.335934            -             -           -           -
Dreyfus Stock Index                                        11/19/99    8.541955      9.232550     10.321607           -           -
Dreyfus Stock Index B                                      04/10/01    8.531010             -             -           -           -
Dreyfus Stock Index B, Series I                            04/10/01    8.528199             -             -           -           -
Dreyfus Stock Index B, Series K                            04/10/01    8.526331             -             -           -           -
Dreyfus Stock Index B, Series N                            04/10/01    8.523529             -             -           -           -


                                                          Commenced               Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

American Century VP International                          11/19/99     $        639        633           2          -           -
American Century VP International, Series I                04/10/01                -          -           -          -           -
American Century VP International, Series K                04/10/01               11          -           -          -           -
American Century VP International, Series N                04/10/01                -          -           -          -           -
American Century VP Value                                  11/19/99            7,642      4,748         173          -           -
American Century VP Value, Series I                        04/10/01               53          -           -          -           -
American Century VP Value, Series K                        04/10/01              354          -           -          -           -
American Century VP Value, Series N                        04/10/01              245          -           -          -           -
New England Zenith Davis Venture Value E                   04/02/01                1          -           -          -           -
New England Zenith Davis Venture Value E, Series I         04/02/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series K         04/02/01               23          -           -          -           -
New England Zenith Davis Venture Value E, Series L         04/27/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series N         04/02/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series O         04/27/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series P         04/02/01                2          -           -          -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series S         04/02/01                -          -           -          -           -
New England Zenith Davis Venture Value E, Series T         04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01                1          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01               18          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01                3          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01                -          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01                -          -           -          -           -
Dreyfus Stock Index                                        11/19/99            2,051      1,361          14          -           -
Dreyfus Stock Index B                                      04/10/01               20          -           -          -           -
Dreyfus Stock Index B, Series I                            04/10/01                -          -           -          -           -
Dreyfus Stock Index B, Series K                            04/10/01               11          -           -          -           -
Dreyfus Stock Index B, Series N                            04/10/01                -          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Dreyfus VIF Disciplined Stock                              11/19/99    8.472686      9.216815     10.300470           -           -
Dreyfus VIF Disciplined Stock B                            04/10/01    8.469076             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01    8.466291             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01    8.464437             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01    8.461655             -             -           -           -
Dreyfus VIF Capital Appreciation                           11/19/99    9.219294      9.903423     10.118366           -           -
Dreyfus VIF Capital Appreciation B                         04/10/01    9.211958             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01    9.208930             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01    9.206913             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01    9.203884             -             -           -           -
INVESCO VIF Dynamics                                       11/19/99    8.525681     10.595514     11.142628           -           -
INVESCO VIF Dynamics, Series I                             04/10/01    8.522869             -             -           -           -
INVESCO VIF Dynamics, Series K                             04/10/01    8.520999             -             -           -           -
INVESCO VIF Dynamics, Series N                             04/10/01    8.518189             -             -           -           -
INVESCO VIF High Yield                                     11/19/99    8.242067      8.811079     10.117511           -           -
INVESCO VIF High Yield, Series I                           04/10/01    8.239361             -             -           -           -
INVESCO VIF High Yield, Series K                           04/10/01    8.237550             -             -           -           -
INVESCO VIF High Yield, Series N                           04/10/01    8.234839             -             -           -           -
PIMCO High Yield Bond                                      11/19/99    9.755968      9.854942     10.078000           -           -
PIMCO High Yield Bond, Series I                            04/10/01    9.752760             -             -           -           -
PIMCO High Yield Bond, Series K                            04/10/01    9.750625             -             -           -           -
PIMCO High Yield Bond, Series N                            04/10/01    9.747414             -             -           -           -
PIMCO Low Duration Bond                                    11/19/99    11.012860    10.618205      9.969000           -           -
PIMCO Low Duration Bond, Series I                          04/10/01    11.009242            -             -           -           -
PIMCO Low Duration Bond, Series K                          04/10/01    11.006830            -             -           -           -
PIMCO Low Duration Bond, Series N                          04/10/01    11.003215            -             -           -           -
PIMCO StocksPLUS Growth & Income                           11/19/99    8.610947      9.198094     10.306817           -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01    8.608110             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01    8.606226             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01    8.603397             -             -           -           -
PIMCO Total Return Bond                                    11/19/99    10.953533    10.738661      9.875011           -           -
PIMCO Total Return Bond, Series I                          04/10/01    10.949936            -             -           -           -
PIMCO Total Return Bond, Series K                          04/10/01    10.947528            -             -           -           -


                                                          Commenced                Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Dreyfus VIF Disciplined Stock                              11/19/99              308        279          10          -           -
Dreyfus VIF Disciplined Stock B                            04/10/01               24          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01                -          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01               54          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01                -          -           -          -           -
Dreyfus VIF Capital Appreciation                           11/19/99            6,886      4,809         225          -           -
Dreyfus VIF Capital Appreciation B                         04/10/01              319          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01               41          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01              446          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01              210          -           -          -           -
INVESCO VIF Dynamics                                       11/19/99            6,864      4,529         181          -           -
INVESCO VIF Dynamics, Series I                             04/10/01               48          -           -          -           -
INVESCO VIF Dynamics, Series K                             04/10/01              422          -           -          -           -
INVESCO VIF Dynamics, Series N                             04/10/01              217          -           -          -           -
INVESCO VIF High Yield                                     11/19/99            3,750      1,846          56          -           -
INVESCO VIF High Yield, Series I                           04/10/01               40          -           -          -           -
INVESCO VIF High Yield, Series K                           04/10/01              215          -           -          -           -
INVESCO VIF High Yield, Series N                           04/10/01              170          -           -          -           -
PIMCO High Yield Bond                                      11/19/99              174         62           -          -           -
PIMCO High Yield Bond, Series I                            04/10/01                -          -           -          -           -
PIMCO High Yield Bond, Series K                            04/10/01               11          -           -          -           -
PIMCO High Yield Bond, Series N                            04/10/01               23          -           -          -           -
PIMCO Low Duration Bond                                    11/19/99              200         85           -          -           -
PIMCO Low Duration Bond, Series I                          04/10/01                -          -           -          -           -
PIMCO Low Duration Bond, Series K                          04/10/01                9          -           -          -           -
PIMCO Low Duration Bond, Series N                          04/10/01               24          -           -          -           -
PIMCO StocksPLUS Growth & Income                           11/19/99              373        355           9          -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01                -          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01                -          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01               30          -           -          -           -
PIMCO Total Return Bond                                    11/19/99            8,890      4,366          71          -           -
PIMCO Total Return Bond, Series I                          04/10/01               92          -           -          -           -
PIMCO Total Return Bond, Series K                          04/10/01              480          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED:
                                                          Commenced                             Accumulation Unit Value
                                                                       -------------------------------------------------------------
                                                          Operations   6/30/01     12/31/00      12/31/99     12/31/98    12/31/97
                                                          ----------   ---------  ------------  ------------ -----------  ----------

PIMCO Total Return Bond, Series N                          04/10/01    10.943930            -             -           -           -
Scudder I International                                    11/19/99    7.258484      8.976578     11.631204           -           -
Scudder I International B                                  04/10/01    7.249466             -             -           -           -
Scudder I International B, Series I                        04/10/01    7.247078             -             -           -           -
Scudder I International B, Series K                        04/10/01    7.245485             -             -           -           -
Scudder I International B, Series N                        04/10/01    7.243099             -             -           -           -




                                                          Commenced                Accumulation Unit Net Assets (in thousands)
                                                                          ---------------------------------------------------------
                                                          Operations       6/30/01     12/31/00   12/31/99    12/31/98   12/31/97
                                                          ----------      -----------  ---------  ----------  ---------  ----------

PIMCO Total Return Bond, Series N                          04/10/01              395          -           -          -           -
Scudder I International                                    11/19/99            3,201      2,728         169          -           -
Scudder I International B                                  04/10/01              150          -           -          -           -
Scudder I International B, Series I                        04/10/01               21          -           -          -           -
Scudder I International B, Series K                        04/10/01              167          -           -          -           -
Scudder I International B, Series N                        04/10/01              112          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                      Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Lord Abbett Growth and Income                01/08/99      -4.81%        13.07%         9.90%           -           -
Met Investors Lord Abbett Growth and Income, Series A      03/01/00      -4.48%        13.71%             -           -           -
Met Investors Lord Abbett Growth and Income B              04/02/01      -4.93%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series A    05/14/01      -4.67%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series E    05/14/01      -4.74%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series F    05/14/01      -4.78%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series G    05/14/01      -4.86%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series I    04/02/01      -5.00%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series K    04/02/01      -5.04%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series L    04/27/01      -5.07%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series N    04/02/01      -5.11%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series O    04/27/01      -5.14%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series P    04/02/01      -8.42%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series Q    04/27/01      -5.19%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series S    04/02/01      -8.49%             -             -           -           -
Met Investors Lord Abbett Growth and Income B, Series T    04/27/01      -5.26%             -             -           -           -
Met Investors Bond Debenture                               05/20/96       1.50%        -0.59%         1.99%       4.77%      14.05%
Met Investors Bond Debenture, Series A                     03/01/00       1.84%        -0.04%             -           -           -
Met Investors Bond Debenture B                             04/02/01       1.30%             -             -           -           -
Met Investors Bond Debenture B, Series A                   05/14/01       1.58%             -             -           -           -
Met Investors Bond Debenture B, Series E                   05/14/01       1.50%             -             -           -           -
Met Investors Bond Debenture B, Series F                   05/14/01       1.45%             -             -           -           -
Met Investors Bond Debenture B, Series G                   05/14/01       1.38%             -             -           -           -
Met Investors Bond Debenture B, Series I                   04/02/01       1.22%             -             -           -           -
Met Investors Bond Debenture B, Series K                   04/02/01       1.17%             -             -           -           -
Met Investors Bond Debenture B, Series L                   04/27/01       1.15%             -             -           -           -
Met Investors Bond Debenture B, Series N                   04/02/01       1.10%             -             -           -           -
Met Investors Bond Debenture B, Series O                   04/27/01       1.07%             -             -           -           -
Met Investors Bond Debenture B, Series P                   04/02/01      -1.90%             -             -           -           -
Met Investors Bond Debenture B, Series Q                   04/27/01       1.02%             -             -           -           -
Met Investors Bond Debenture B, Series S                   04/02/01      -1.98%             -             -           -           -
Met Investors Bond Debenture B, Series T                   04/27/01       0.95%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Lord Abbett Growth and Income                01/08/99            1.40%      1.40%       1.40%          -           -
Met Investors Lord Abbett Growth and Income, Series A      03/01/00            0.85%      0.85%           -          -           -
Met Investors Lord Abbett Growth and Income B              04/02/01            1.40%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series A    05/14/01            0.85%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series E    05/14/01            1.00%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series F    05/14/01            1.10%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series G    05/14/01            1.25%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series I    04/02/01            1.55%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series K    04/02/01            1.65%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series L    04/27/01            1.70%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series N    04/02/01            1.80%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series O    04/27/01            1.85%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series P    04/02/01            1.90%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series Q    04/27/01            1.95%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series S    04/02/01            2.05%          -           -          -           -
Met Investors Lord Abbett Growth and Income B, Series T    04/27/01            2.10%          -           -          -           -
Met Investors Bond Debenture                               05/20/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Bond Debenture, Series A                     03/01/00            0.85%      0.85%           -          -           -
Met Investors Bond Debenture B                             04/02/01            1.40%          -           -          -           -
Met Investors Bond Debenture B, Series A                   05/14/01            0.85%          -           -          -           -
Met Investors Bond Debenture B, Series E                   05/14/01            1.00%          -           -          -           -
Met Investors Bond Debenture B, Series F                   05/14/01            1.10%          -           -          -           -
Met Investors Bond Debenture B, Series G                   05/14/01            1.25%          -           -          -           -
Met Investors Bond Debenture B, Series I                   04/02/01            1.55%          -           -          -           -
Met Investors Bond Debenture B, Series K                   04/02/01            1.65%          -           -          -           -
Met Investors Bond Debenture B, Series L                   04/27/01            1.70%          -           -          -           -
Met Investors Bond Debenture B, Series N                   04/02/01            1.80%          -           -          -           -
Met Investors Bond Debenture B, Series O                   04/27/01            1.85%          -           -          -           -
Met Investors Bond Debenture B, Series P                   04/02/01            1.90%          -           -          -           -
Met Investors Bond Debenture B, Series Q                   04/27/01            1.95%          -           -          -           -
Met Investors Bond Debenture B, Series S                   04/02/01            2.05%          -           -          -           -
Met Investors Bond Debenture B, Series T                   04/27/01            2.10%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                       Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Developing Growth                            08/20/97      -4.63%         4.97%        30.58%       5.13%       5.28%
Met Investors Developing Growth, Series A                  03/01/00      -4.32%         6.21%             -           -           -
Met Investors Developing Growth B                          04/02/01      -4.69%             -             -           -           -
Met Investors Developing Growth B, Series A                05/14/01      -4.42%             -             -           -           -
Met Investors Developing Growth B, Series E                05/14/01      -4.50%             -             -           -           -
Met Investors Developing Growth B, Series F                05/14/01      -4.54%             -             -           -           -
Met Investors Developing Growth B, Series G                05/14/01      -4.62%             -             -           -           -
Met Investors Developing Growth B, Series I                04/02/01      -4.76%             -             -           -           -
Met Investors Developing Growth B, Series K                04/02/01      -4.81%             -             -           -           -
Met Investors Developing Growth B, Series N                04/02/01      -4.88%             -             -           -           -
Met Investors Mid-Cap Value                                08/20/97       2.31%        11.04%         4.19%      -0.29%       4.68%
Met Investors Mid-Cap Value, Series A                      03/01/00       2.61%        11.67%             -           -           -
Met Investors Mid-Cap Value B                              04/02/01       2.26%             -             -           -           -
Met Investors Mid-Cap Value B, Series A                    05/14/01       2.54%             -             -           -           -
Met Investors Mid-Cap Value B, Series E                    05/14/01       2.46%             -             -           -           -
Met Investors Mid-Cap Value B, Series F                    05/14/01       2.41%             -             -           -           -
Met Investors Mid-Cap Value B, Series G                    05/14/01       2.34%             -             -           -           -
Met Investors Mid-Cap Value B, Series I                    04/02/01       2.18%             -             -           -           -
Met Investors Mid-Cap Value B, Series K                    04/02/01       2.13%             -             -           -           -
Met Investors Mid-Cap Value B, Series N                    04/02/01       2.06%             -             -           -           -
Met Investors Large Cap Research                           08/20/97       0.00%       -19.95%        23.76%      19.46%      -1.00%
Met Investors Large Cap Research, Series A                 03/01/00       0.00%       -19.50%             -           -           -
Met Investors Quality Bond                                 05/01/96       2.67%        50.79%        -2.92%       6.81%       7.58%
Met Investors Quality Bond, Series A                       03/01/00       3.21%        51.73%             -           -           -
Met Investors Quality Bond B                               04/02/01       2.56%             -             -           -           -
Met Investors Quality Bond B, Series A                     05/14/01       2.84%             -             -           -           -
Met Investors Quality Bond B, Series E                     05/14/01       2.76%             -             -           -           -
Met Investors Quality Bond B, Series F                     05/14/01       2.71%             -             -           -           -
Met Investors Quality Bond B, Series G                     05/14/01       2.64%             -             -           -           -
Met Investors Quality Bond B, Series I                     04/02/01       2.48%             -             -           -           -
Met Investors Quality Bond B, Series K                     04/02/01       2.43%             -             -           -           -
Met Investors Quality Bond B, Series N                     04/02/01       2.36%             -             -           -           -


                                                          Commenced          Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Developing Growth                            08/20/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Developing Growth, Series A                  03/01/00            0.85%      0.85%           -          -           -
Met Investors Developing Growth B                          04/02/01            1.40%          -           -          -           -
Met Investors Developing Growth B, Series A                05/14/01            0.85%          -           -          -           -
Met Investors Developing Growth B, Series E                05/14/01            1.00%          -           -          -           -
Met Investors Developing Growth B, Series F                05/14/01            1.10%          -           -          -           -
Met Investors Developing Growth B, Series G                05/14/01            1.25%          -           -          -           -
Met Investors Developing Growth B, Series I                04/02/01            1.55%          -           -          -           -
Met Investors Developing Growth B, Series K                04/02/01            1.65%          -           -          -           -
Met Investors Developing Growth B, Series N                04/02/01            1.80%          -           -          -           -
Met Investors Mid-Cap Value                                08/20/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Mid-Cap Value, Series A                      03/01/00            0.85%      0.85%           -          -           -
Met Investors Mid-Cap Value B                              04/02/01            1.40%          -           -          -           -
Met Investors Mid-Cap Value B, Series A                    05/14/01            0.85%          -           -          -           -
Met Investors Mid-Cap Value B, Series E                    05/14/01            1.00%          -           -          -           -
Met Investors Mid-Cap Value B, Series F                    05/14/01            1.10%          -           -          -           -
Met Investors Mid-Cap Value B, Series G                    05/14/01            1.25%          -           -          -           -
Met Investors Mid-Cap Value B, Series I                    04/02/01            1.55%          -           -          -           -
Met Investors Mid-Cap Value B, Series K                    04/02/01            1.65%          -           -          -           -
Met Investors Mid-Cap Value B, Series N                    04/02/01            1.80%          -           -          -           -
Met Investors Large Cap Research                           08/20/97            0.00%      1.40%       1.40%      1.40%       1.40%
Met Investors Large Cap Research, Series A                 03/01/00            0.00%      0.85%           -          -           -
Met Investors Quality Bond                                 05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Quality Bond, Series A                       03/01/00            0.85%      0.85%           -          -           -
Met Investors Quality Bond B                               04/02/01            1.40%          -           -          -           -
Met Investors Quality Bond B, Series A                     05/14/01            0.85%          -           -          -           -
Met Investors Quality Bond B, Series E                     05/14/01            1.00%          -           -          -           -
Met Investors Quality Bond B, Series F                     05/14/01            1.10%          -           -          -           -
Met Investors Quality Bond B, Series G                     05/14/01            1.25%          -           -          -           -
Met Investors Quality Bond B, Series I                     04/02/01            1.55%          -           -          -           -
Met Investors Quality Bond B, Series K                     04/02/01            1.65%          -           -          -           -
Met Investors Quality Bond B, Series N                     04/02/01            1.80%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors Small Cap Stock                              05/01/96      -2.04%         9.86%        42.52%      -6.74%      19.31%
Met Investors Small Cap Stock, Series A                    03/01/00      -1.76%        10.53%             -           -           -
Met Investors Small Cap Stock B                            04/02/01      -2.15%             -             -           -           -
Met Investors Small Cap Stock B, Series A                  05/14/01      -1.88%             -             -           -           -
Met Investors Small Cap Stock B, Series E                  05/14/01      -1.95%             -             -           -           -
Met Investors Small Cap Stock B, Series F                  05/14/01      -2.00%             -             -           -           -
Met Investors Small Cap Stock B, Series G                  05/14/01      -2.07%             -             -           -           -
Met Investors Small Cap Stock B, Series I                  04/02/01      -2.22%             -             -           -           -
Met Investors Small Cap Stock B, Series K                  04/02/01      -2.27%             -             -           -           -
Met Investors Small Cap Stock B, Series N                  04/02/01      -2.34%             -             -           -           -
Met Investors Enhanced Index                               05/01/96      -5.81%       -11.76%        16.06%      30.49%      31.36%
Met Investors Enhanced Index, Series A                     03/01/00      -5.54%       -11.25%             -           -           -
Met Investors Enhanced Index B                             04/02/01      -5.94%             -             -           -           -
Met Investors Enhanced Index B, Series A                   05/14/01      -5.68%             -             -           -           -
Met Investors Enhanced Index B, Series E                   05/14/01      -5.75%             -             -           -           -
Met Investors Enhanced Index B, Series F                   05/14/01      -5.80%             -             -           -           -
Met Investors Enhanced Index B, Series G                   05/14/01      -5.87%             -             -           -           -
Met Investors Enhanced Index B, Series I                   04/02/01      -6.01%             -             -           -           -
Met Investors Enhanced Index B, Series K                   04/02/01      -6.05%             -             -           -           -
Met Investors Enhanced Index B, Series N                   04/02/01      -6.13%             -             -           -           -
Met Investors Select Equity                                05/01/96      -2.53%       -12.80%         8.23%      20.88%      29.67%
Met Investors Select Equity, Series A                      03/01/00      -2.16%       -12.30%             -           -           -
Met Investors Select Equity B                              04/02/01      -2.70%             -             -           -           -
Met Investors Select Equity B, Series A                    05/14/01      -2.44%             -             -           -           -
Met Investors Select Equity B, Series E                    05/14/01      -2.51%             -             -           -           -
Met Investors Select Equity B, Series F                    05/14/01      -2.56%             -             -           -           -
Met Investors Select Equity B, Series G                    05/14/01      -2.63%             -             -           -           -
Met Investors Select Equity B, Series I                    04/02/01      -2.78%             -             -           -           -
Met Investors Select Equity B, Series K                    04/02/01      -2.83%             -             -           -           -
Met Investors Select Equity B, Series N                    04/02/01      -2.90%             -             -           -           -
Met Investors International Equity                         05/01/96     -15.60%        -7.53%        26.72%      12.45%       4.52%
Met Investors International Equity, Series A               03/01/00     -15.33%        -7.01%             -           -           -


                                                          Commenced          Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Small Cap Stock                              05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Small Cap Stock, Series A                    03/01/00            0.85%      0.85%           -          -           -
Met Investors Small Cap Stock B                            04/02/01            1.40%          -           -          -           -
Met Investors Small Cap Stock B, Series A                  05/14/01            0.85%          -           -          -           -
Met Investors Small Cap Stock B, Series E                  05/14/01            1.00%          -           -          -           -
Met Investors Small Cap Stock B, Series F                  05/14/01            1.10%          -           -          -           -
Met Investors Small Cap Stock B, Series G                  05/14/01            1.25%          -           -          -           -
Met Investors Small Cap Stock B, Series I                  04/02/01            1.55%          -           -          -           -
Met Investors Small Cap Stock B, Series K                  04/02/01            1.65%          -           -          -           -
Met Investors Small Cap Stock B, Series N                  04/02/01            1.80%          -           -          -           -
Met Investors Enhanced Index                               05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Enhanced Index, Series A                     03/01/00            0.85%      0.85%           -          -           -
Met Investors Enhanced Index B                             04/02/01            1.40%          -           -          -           -
Met Investors Enhanced Index B, Series A                   05/14/01            0.85%          -           -          -           -
Met Investors Enhanced Index B, Series E                   05/14/01            1.00%          -           -          -           -
Met Investors Enhanced Index B, Series F                   05/14/01            1.10%          -           -          -           -
Met Investors Enhanced Index B, Series G                   05/14/01            1.25%          -           -          -           -
Met Investors Enhanced Index B, Series I                   04/02/01            1.55%          -           -          -           -
Met Investors Enhanced Index B, Series K                   04/02/01            1.65%          -           -          -           -
Met Investors Enhanced Index B, Series N                   04/02/01            1.80%          -           -          -           -
Met Investors Select Equity                                05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Select Equity, Series A                      03/01/00            0.85%      0.85%           -          -           -
Met Investors Select Equity B                              04/02/01            1.40%          -           -          -           -
Met Investors Select Equity B, Series A                    05/14/01            0.85%          -           -          -           -
Met Investors Select Equity B, Series E                    05/14/01            1.00%          -           -          -           -
Met Investors Select Equity B, Series F                    05/14/01            1.10%          -           -          -           -
Met Investors Select Equity B, Series G                    05/14/01            1.25%          -           -          -           -
Met Investors Select Equity B, Series I                    04/02/01            1.55%          -           -          -           -
Met Investors Select Equity B, Series K                    04/02/01            1.65%          -           -          -           -
Met Investors Select Equity B, Series N                    04/02/01            1.80%          -           -          -           -
Met Investors International Equity                         05/01/96            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors International Equity, Series A               03/01/00            0.85%      0.85%           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                  Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors International Equity B                       04/02/01     -15.75%             -             -           -           -
Met Investors International Equity B, Series A             05/14/01     -15.52%             -             -           -           -
Met Investors International Equity B, Series E             05/14/01     -15.58%             -             -           -           -
Met Investors International Equity B, Series F             05/14/01     -15.62%             -             -           -           -
Met Investors International Equity B, Series G             05/14/01     -15.69%             -             -           -           -
Met Investors International Equity B, Series I             04/02/01     -15.81%             -             -           -           -
Met Investors International Equity B, Series K             04/02/01     -15.86%             -             -           -           -
Met Investors International Equity B, Series N             04/02/01     -15.92%             -             -           -           -
Met Investors Balanced Portfolio                           07/01/97      -2.24%       -17.89%         5.65%      11.74%       5.32%
Met Investors Equity Income Portfolio                      07/01/97      -0.72%         0.32%         1.11%       7.81%      11.94%
Met Investors Growth and Income Equity Portfolio           07/01/97     -11.20%        13.05%        14.59%      13.32%       7.56%
Met Investors Putnam Research B                            03/20/01       7.27%             -             -           -           -
Met Investors Putnam Research B, Series I                  04/02/01       7.23%             -             -           -           -
Met Investors Putnam Research B, Series K                  04/02/01       7.20%             -             -           -           -
Met Investors Putnam Research B, Series L                  04/27/01       7.18%             -             -           -           -
Met Investors Putnam Research B, Series N                  04/02/01       7.15%             -             -           -           -
Met Investors Putnam Research B, Series O                  04/27/01       7.14%             -             -           -           -
Met Investors Putnam Research B, Series P                  04/02/01       4.48%             -             -           -           -
Met Investors Putnam Research B, Series Q                  04/27/01       7.11%             -             -           -           -
Met Investors Putnam Research B, Series S                  04/02/01       4.43%             -             -           -           -
Met Investors Putnam Research B, Series T                  04/27/01       7.06%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01       6.72%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01       6.67%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01       6.64%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01       6.63%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01       6.60%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01       6.58%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01       3.90%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01       6.55%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01       3.85%             -             -           -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01       6.51%             -             -           -           -
Met Investors PIMCO Money Market B                         03/20/01       0.71%             -             -           -           -


                                                          Commenced            Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors International Equity B                       04/02/01            1.40%          -           -          -           -
Met Investors International Equity B, Series A             05/14/01            0.85%          -           -          -           -
Met Investors International Equity B, Series E             05/14/01            1.00%          -           -          -           -
Met Investors International Equity B, Series F             05/14/01            1.10%          -           -          -           -
Met Investors International Equity B, Series G             05/14/01            1.25%          -           -          -           -
Met Investors International Equity B, Series I             04/02/01            1.55%          -           -          -           -
Met Investors International Equity B, Series K             04/02/01            1.65%          -           -          -           -
Met Investors International Equity B, Series N             04/02/01            1.80%          -           -          -           -
Met Investors Balanced Portfolio                           07/01/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Equity Income Portfolio                      07/01/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Growth and Income Equity Portfolio           07/01/97            1.40%      1.40%       1.40%      1.40%       1.40%
Met Investors Putnam Research B                            03/20/01            1.40%          -           -          -           -
Met Investors Putnam Research B, Series I                  04/02/01            1.55%          -           -          -           -
Met Investors Putnam Research B, Series K                  04/02/01            1.65%          -           -          -           -
Met Investors Putnam Research B, Series L                  04/27/01            1.70%          -           -          -           -
Met Investors Putnam Research B, Series N                  04/02/01            1.80%          -           -          -           -
Met Investors Putnam Research B, Series O                  04/27/01            1.85%          -           -          -           -
Met Investors Putnam Research B, Series P                  04/02/01            1.90%          -           -          -           -
Met Investors Putnam Research B, Series Q                  04/27/01            1.95%          -           -          -           -
Met Investors Putnam Research B, Series S                  04/02/01            2.05%          -           -          -           -
Met Investors Putnam Research B, Series T                  04/27/01            2.10%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B           03/20/01            1.40%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series I 04/02/01            1.55%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series K 04/02/01            1.65%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series L 04/27/01            1.70%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series N 04/02/01            1.80%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series O 04/27/01            1.85%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series P 04/02/01            1.90%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series Q 04/27/01            1.95%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series S 04/02/01            2.05%          -           -          -           -
Met Investors Oppenheimer Capital Appreciation B, Series T 04/27/01            2.10%          -           -          -           -
Met Investors PIMCO Money Market B                         03/20/01            1.40%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors PIMCO Money Market B, Series A               05/14/01       0.86%             -             -           -           -
Met Investors PIMCO Money Market B, Series E               05/14/01       0.82%             -             -           -           -
Met Investors PIMCO Money Market B, Series F               05/14/01       0.79%             -             -           -           -
Met Investors PIMCO Money Market B, Series G               05/14/01       0.75%             -             -           -           -
Met Investors PIMCO Money Market B, Series I               04/02/01       0.66%             -             -           -           -
Met Investors PIMCO Money Market B, Series K               04/02/01       0.64%             -             -           -           -
Met Investors PIMCO Money Market B, Series L               04/27/01       0.62%             -             -           -           -
Met Investors PIMCO Money Market B, Series N               04/02/01       0.59%             -             -           -           -
Met Investors PIMCO Money Market B, Series O               04/27/01       0.58%             -             -           -           -
Met Investors PIMCO Money Market B, Series P               04/02/01      -2.41%             -             -           -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01       0.55%             -             -           -           -
Met Investors PIMCO Money Market B, Series S               04/02/01      -2.45%             -             -           -           -
Met Investors PIMCO Money Market B, Series T               04/27/01       0.51%             -             -           -           -
Met Investors Janus Aggressive Growth B                    03/20/01       1.77%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01       1.72%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01       1.69%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01       1.68%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01       1.65%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01       1.64%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01      -1.30%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01       1.61%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01      -1.34%             -             -           -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01       1.57%             -             -           -           -
Met Investors Growth Opportunity                           05/01/01      -0.54%             -             -           -           -
Met Investors Growth Opportunity, Series A                 05/01/01      -0.45%             -             -           -           -
Met Investors Growth Opportunity B                         03/20/01      14.51%             -             -           -           -
Met Investors Growth Opportunity B, Series A               05/14/01      14.68%             -             -           -           -
Met Investors Growth Opportunity B, Series E               05/14/01      14.64%             -             -           -           -
Met Investors Growth Opportunity B, Series F               05/14/01      14.60%             -             -           -           -
Met Investors Growth Opportunity B, Series G               05/14/01      14.56%             -             -           -           -
Met Investors Growth Opportunity B, Series I               04/02/01      14.46%             -             -           -           -
Met Investors Growth Opportunity B, Series K               04/02/01      14.43%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors PIMCO Money Market B, Series A               05/14/01            0.85%          -           -          -           -
Met Investors PIMCO Money Market B, Series E               05/14/01            1.00%          -           -          -           -
Met Investors PIMCO Money Market B, Series F               05/14/01            1.10%          -           -          -           -
Met Investors PIMCO Money Market B, Series G               05/14/01            1.25%          -           -          -           -
Met Investors PIMCO Money Market B, Series I               04/02/01            1.55%          -           -          -           -
Met Investors PIMCO Money Market B, Series K               04/02/01            1.65%          -           -          -           -
Met Investors PIMCO Money Market B, Series L               04/27/01            1.70%          -           -          -           -
Met Investors PIMCO Money Market B, Series N               04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Money Market B, Series O               04/27/01            1.85%          -           -          -           -
Met Investors PIMCO Money Market B, Series P               04/02/01            1.90%          -           -          -           -
Met Investors PIMCO Money Market B, Series Q               04/27/01            1.95%          -           -          -           -
Met Investors PIMCO Money Market B, Series S               04/02/01            2.05%          -           -          -           -
Met Investors PIMCO Money Market B, Series T               04/27/01            2.10%          -           -          -           -
Met Investors Janus Aggressive Growth B                    03/20/01            1.40%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series I          04/02/01            1.55%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series K          04/02/01            1.65%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series L          04/27/01            1.70%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series N          04/02/01            1.80%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series O          04/27/01            1.85%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series P          04/02/01            1.90%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series Q          04/27/01            1.95%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series S          04/02/01            2.05%          -           -          -           -
Met Investors Janus Aggressive Growth B, Series T          04/27/01            2.10%          -           -          -           -
Met Investors Growth Opportunity                           05/01/01            1.40%          -           -          -           -
Met Investors Growth Opportunity, Series A                 05/01/01            0.85%          -           -          -           -
Met Investors Growth Opportunity B                         03/20/01            1.40%          -           -          -           -
Met Investors Growth Opportunity B, Series A               05/14/01            0.85%          -           -          -           -
Met Investors Growth Opportunity B, Series E               05/14/01            1.00%          -           -          -           -
Met Investors Growth Opportunity B, Series F               05/14/01            1.10%          -           -          -           -
Met Investors Growth Opportunity B, Series G               05/14/01            1.25%          -           -          -           -
Met Investors Growth Opportunity B, Series I               04/02/01            1.55%          -           -          -           -
Met Investors Growth Opportunity B, Series K               04/02/01            1.65%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------
Met Investors Growth Opportunity B, Series N               04/02/01      14.38%             -             -           -           -
Met Investors PIMCO Total Return Bond B                    03/20/01      -0.87%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01      -0.91%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01      -0.93%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series L          04/27/01      -0.95%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01      -0.97%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01      -0.99%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01      -4.05%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01      -1.02%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01      -4.10%             -             -           -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01      -1.06%             -             -           -           -
Met Investors PIMCO Innovation B                           03/20/01       3.53%             -             -           -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01       3.48%             -             -           -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01       3.45%             -             -           -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01       3.44%             -             -           -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01       3.41%             -             -           -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01       3.40%             -             -           -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01       0.55%             -             -           -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01       3.37%             -             -           -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01       0.51%             -             -           -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01       3.33%             -             -           -           -
Met Investors MFS Mid Cap Growth B                         03/20/01      13.57%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01      13.53%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01      13.50%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01      13.48%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01      13.45%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01      13.43%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01      11.09%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01      13.40%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01      11.04%             -             -           -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01      13.35%             -             -           -           -
Met Investors MFS Research International B                 03/20/01       2.41%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors Growth Opportunity B, Series N               04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Total Return Bond B                    03/20/01            1.40%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series I          04/02/01            1.55%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series K          04/02/01            1.65%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series L          04/27/01            1.70%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series N          04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series O          04/27/01            1.85%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series P          04/02/01            1.90%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series Q          04/27/01            1.95%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series S          04/02/01            2.05%          -           -          -           -
Met Investors PIMCO Total Return Bond B, Series T          04/27/01            2.10%          -           -          -           -
Met Investors PIMCO Innovation B                           03/20/01            1.40%          -           -          -           -
Met Investors PIMCO Innovation B, Series I                 04/02/01            1.55%          -           -          -           -
Met Investors PIMCO Innovation B, Series K                 04/02/01            1.65%          -           -          -           -
Met Investors PIMCO Innovation B, Series L                 04/27/01            1.70%          -           -          -           -
Met Investors PIMCO Innovation B, Series N                 04/02/01            1.80%          -           -          -           -
Met Investors PIMCO Innovation B, Series O                 04/27/01            1.85%          -           -          -           -
Met Investors PIMCO Innovation B, Series P                 04/02/01            1.90%          -           -          -           -
Met Investors PIMCO Innovation B, Series Q                 04/27/01            1.95%          -           -          -           -
Met Investors PIMCO Innovation B, Series S                 04/02/01            2.05%          -           -          -           -
Met Investors PIMCO Innovation B, Series T                 04/27/01            2.10%          -           -          -           -
Met Investors MFS Mid Cap Growth B                         03/20/01            1.40%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series I               04/02/01            1.55%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series K               04/02/01            1.65%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series L               04/27/01            1.70%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series N               04/02/01            1.80%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series O               04/27/01            1.85%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series P               04/02/01            1.90%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series Q               04/27/01            1.95%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series S               04/02/01            2.05%          -           -          -           -
Met Investors MFS Mid Cap Growth B, Series T               04/27/01            2.10%          -           -          -           -
Met Investors MFS Research International B                 03/20/01            1.40%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                  Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Met Investors MFS Research International B, Series I       04/02/01       2.37%             -             -           -           -
Met Investors MFS Research International B, Series K       04/02/01       2.34%             -             -           -           -
Met Investors MFS Research International B, Series L       04/27/01       2.32%             -             -           -           -
Met Investors MFS Research International B, Series N       04/02/01       2.30%             -             -           -           -
Met Investors MFS Research International B, Series O       04/27/01       2.28%             -             -           -           -
Met Investors MFS Research International B, Series P       04/02/01      -0.62%             -             -           -           -
Met Investors MFS Research International B, Series Q       04/27/01       2.25%             -             -           -           -
Met Investors MFS Research International B, Series S       04/02/01      -0.66%             -             -           -           -
Met Investors MFS Research International B, Series T       04/27/01       2.21%             -             -           -           -
GACC Money Market                                          06/03/96       1.85%        -6.94%         3.74%       4.15%       4.24%
GACC Money Market, Series A                                03/01/00       2.18%       -17.41%             -           -           -
Russell Multi-Style Equity                                 12/31/97      -9.47%       -13.48%        15.54%      26.95%           -
Russell Aggressive Equity                                  12/31/97      -0.91%        -2.05%         4.61%      -0.37%           -
Russell Non-US                                             12/31/97     -14.86%       -15.63%        31.50%      11.42%           -
Russell Core Bond                                          12/31/97       2.05%         8.47%        -1.99%       5.91%           -
Russell Real Estate Securities                             07/01/99       5.82%        25.46%        -6.12%           -           -
AIM V.I. Value                                             12/31/97      -6.52%       -15.83%        28.09%      30.60%           -
AIM V.I. Value, Series A                                   03/01/00      -6.32%       -15.35%             -           -           -
AIM V.I. Value, Series E                                   05/14/01      -6.43%             -             -           -           -
AIM V.I. Value, Series F                                   05/14/01      -6.47%             -             -           -           -
AIM V.I. Value, Series G                                   05/14/01      -6.54%             -             -           -           -
AIM V.I. Value, Series I                                   04/02/01      -6.68%             -             -           -           -
AIM V.I. Value, Series K                                   04/02/01      -6.73%             -             -           -           -
AIM V.I. Value, Series N                                   04/02/01      -6.80%             -             -           -           -
AIM V.I. Capital Appreciation                              12/31/97     -16.11%       -12.14%        42.60%      17.71%           -
AIM V.I. Capital Appreciation, Series A                    03/01/00     -16.08%       -11.60%             -           -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01     -16.15%             -             -           -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01     -16.19%             -             -           -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01     -16.26%             -             -           -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01     -16.38%             -             -           -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01     -16.42%             -             -           -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01     -16.49%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Met Investors MFS Research International B, Series I       04/02/01            1.55%          -           -          -           -
Met Investors MFS Research International B, Series K       04/02/01            1.65%          -           -          -           -
Met Investors MFS Research International B, Series L       04/27/01            1.70%          -           -          -           -
Met Investors MFS Research International B, Series N       04/02/01            1.80%          -           -          -           -
Met Investors MFS Research International B, Series O       04/27/01            1.85%          -           -          -           -
Met Investors MFS Research International B, Series P       04/02/01            1.90%          -           -          -           -
Met Investors MFS Research International B, Series Q       04/27/01            1.95%          -           -          -           -
Met Investors MFS Research International B, Series S       04/02/01            2.05%          -           -          -           -
Met Investors MFS Research International B, Series T       04/27/01            2.10%          -           -          -           -
GACC Money Market                                          06/03/96            1.40%      1.40%       1.40%      1.40%       1.40%
GACC Money Market, Series A                                03/01/00            0.85%      0.85%           -          -           -
Russell Multi-Style Equity                                 12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Aggressive Equity                                  12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Non-US                                             12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Core Bond                                          12/31/97            1.40%      1.40%       1.40%      1.40%           -
Russell Real Estate Securities                             07/01/99            1.40%      1.40%       1.40%          -           -
AIM V.I. Value                                             12/31/97            1.40%      1.40%       1.40%      1.40%           -
AIM V.I. Value, Series A                                   03/01/00            0.85%      0.85%           -          -           -
AIM V.I. Value, Series E                                   05/14/01            1.00%          -           -          -           -
AIM V.I. Value, Series F                                   05/14/01            1.10%          -           -          -           -
AIM V.I. Value, Series G                                   05/14/01            1.25%          -           -          -           -
AIM V.I. Value, Series I                                   04/02/01            1.55%          -           -          -           -
AIM V.I. Value, Series K                                   04/02/01            1.65%          -           -          -           -
AIM V.I. Value, Series N                                   04/02/01            1.80%          -           -          -           -
AIM V.I. Capital Appreciation                              12/31/97            1.40%      1.40%       1.40%      1.40%           -
AIM V.I. Capital Appreciation, Series A                    03/01/00            0.85%      0.85%           -          -           -
AIM V.I. Capital Appreciation, Series E                    05/14/01            1.00%          -           -          -           -
AIM V.I. Capital Appreciation, Series F                    05/14/01            1.10%          -           -          -           -
AIM V.I. Capital Appreciation, Series G                    05/14/01            1.25%          -           -          -           -
AIM V.I. Capital Appreciation, Series I                    04/02/01            1.55%          -           -          -           -
AIM V.I. Capital Appreciation, Series K                    04/02/01            1.65%          -           -          -           -
AIM V.I. Capital Appreciation, Series N                    04/02/01            1.80%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

AIM V.I. International Equity                              12/31/97     -14.78%       -27.45%        52.89%      13.91%           -
AIM V.I. International Equity, Series A                    03/01/00     -14.58%       -27.95%             -           -           -
AIM V.I. International Equity, Series E                    05/14/01     -14.84%             -             -           -           -
AIM V.I. International Equity, Series F                    05/14/01     -14.89%             -             -           -           -
AIM V.I. International Equity, Series G                    05/14/01     -14.95%             -             -           -           -
AIM V.I. International Equity, Series I                    04/02/01     -15.08%             -             -           -           -
AIM V.I. International Equity, Series K                    04/02/01     -15.12%             -             -           -           -
AIM V.I. International Equity, Series N                    04/02/01     -15.18%             -             -           -           -
Alliance Premier Growth                                    12/31/97     -11.77%       -17.73%        30.48%      45.96%           -
Alliance Premier Growth B                                  04/10/01     -11.87%             -             -           -           -
Alliance Premier Growth B, Series I                        04/10/01     -11.94%             -             -           -           -
Alliance Premier Growth B, Series K                        04/10/01     -11.98%             -             -           -           -
Alliance Premier Growth B, Series N                        04/10/01     -12.05%             -             -           -           -
Alliance Bernstein Real Estate Investment                  12/31/97       7.25%        24.93%        -6.43%     -20.12%           -
Alliance Bernstein Real Estate Investment B                04/24/01      10.71%             -             -           -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01      10.68%             -             -           -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01      10.66%             -             -           -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01      10.63%             -             -           -           -
Alliance Bernstein Small Cap B                             05/01/01       1.37%             -             -           -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01       1.35%             -             -           -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01       1.33%             -             -           -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01       1.31%             -             -           -           -
Alliance Bernstein Value B                                 05/01/01      -0.83%             -             -           -           -
Alliance Bernstein Value B, Series I                       05/01/01      -0.85%             -             -           -           -
Alliance Bernstein Value B, Series K                       05/01/01      -0.87%             -             -           -           -
Alliance Bernstein Value B, Series N                       05/01/01      -0.89%             -             -           -           -
Liberty Newport Tiger Fund, Variable                       12/31/97     -11.85%       -16.82%        65.69%      -7.71%           -
Liberty Newport Tiger Fund, Variable Series I              04/10/01     -12.55%             -             -           -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01     -12.60%             -             -           -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01     -12.66%             -             -           -           -
Goldman Sachs Growth and Income                            01/29/98      -6.52%        -6.01%         3.94%      -0.91%           -
Goldman Sachs Growth and Income, Series I                  04/10/01      -6.63%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

AIM V.I. International Equity                              12/31/97            1.40%      1.40%       1.40%      1.40%           -
AIM V.I. International Equity, Series A                    03/01/00            0.85%      0.85%           -          -           -
AIM V.I. International Equity, Series E                    05/14/01            1.00%          -           -          -           -
AIM V.I. International Equity, Series F                    05/14/01            1.10%          -           -          -           -
AIM V.I. International Equity, Series G                    05/14/01            1.25%          -           -          -           -
AIM V.I. International Equity, Series I                    04/02/01            1.55%          -           -          -           -
AIM V.I. International Equity, Series K                    04/02/01            1.65%          -           -          -           -
AIM V.I. International Equity, Series N                    04/02/01            1.80%          -           -          -           -
Alliance Premier Growth                                    12/31/97            1.40%      1.40%       1.40%      1.40%           -
Alliance Premier Growth B                                  04/10/01            1.40%          -           -          -           -
Alliance Premier Growth B, Series I                        04/10/01            1.55%          -           -          -           -
Alliance Premier Growth B, Series K                        04/10/01            1.65%          -           -          -           -
Alliance Premier Growth B, Series N                        04/10/01            1.80%          -           -          -           -
Alliance Bernstein Real Estate Investment                  12/31/97            1.40%      1.40%       1.40%      1.40%           -
Alliance Bernstein Real Estate Investment B                04/24/01            1.40%          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series I      04/20/01            1.55%          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series K      04/20/01            1.65%          -           -          -           -
Alliance Bernstein Real Estate Investment B, Series N      04/20/01            1.80%          -           -          -           -
Alliance Bernstein Small Cap B                             05/01/01            1.40%          -           -          -           -
Alliance Bernstein Small Cap B, Series I                   05/01/01            1.55%          -           -          -           -
Alliance Bernstein Small Cap B, Series K                   05/01/01            1.65%          -           -          -           -
Alliance Bernstein Small Cap B, Series N                   05/01/01            1.80%          -           -          -           -
Alliance Bernstein Value B                                 05/01/01            1.40%          -           -          -           -
Alliance Bernstein Value B, Series I                       05/01/01            1.55%          -           -          -           -
Alliance Bernstein Value B, Series K                       05/01/01            1.65%          -           -          -           -
Alliance Bernstein Value B, Series N                       05/01/01            1.80%          -           -          -           -
Liberty Newport Tiger Fund, Variable                       12/31/97            1.40%      1.40%       1.40%      1.40%           -
Liberty Newport Tiger Fund, Variable Series I              04/10/01            1.55%          -           -          -           -
Liberty Newport Tiger Fund, Variable Series K              04/10/01            1.65%          -           -          -           -
Liberty Newport Tiger Fund, Variable Series N              04/10/01            1.80%          -           -          -           -
Goldman Sachs Growth and Income                            01/29/98            1.40%      1.40%       1.40%      1.40%           -
Goldman Sachs Growth and Income, Series I                  04/10/01            1.55%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Goldman Sachs Growth and Income, Series K                  04/10/01      -6.67%             -             -           -           -
Goldman Sachs Growth and Income, Series N                  04/10/01      -6.74%             -             -           -           -
Goldman Sachs International Equity                         03/31/98     -15.44%       -14.39%        30.02%      14.03%           -
Goldman Sachs International Equity, Series I               04/10/01     -15.60%             -             -           -           -
Goldman Sachs International Equity, Series K               04/10/01     -15.64%             -             -           -           -
Goldman Sachs International Equity, Series N               04/10/01     -15.70%             -             -           -           -
Goldman Sachs Global Income                                03/31/98       2.38%         7.54%        -2.39%       7.82%           -
Goldman Sachs Global Income, Series I                      04/10/01       1.98%             -             -           -           -
Goldman Sachs Global Income, Series K                      04/10/01       1.93%             -             -           -           -
Goldman Sachs Global Income, Series N                      04/10/01       1.85%             -             -           -           -
Goldman Sachs Internet Tollkeeper                          07/03/00     -14.11%       -34.87%             -           -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01     -14.20%             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01     -14.24%             -             -           -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01     -14.31%             -             -           -           -
Scudder II Dreman High Return Equity                       05/15/98       4.55%        28.71%       -12.40%       4.87%           -
Scudder II Small Cap Growth                                12/31/97     -16.68%       -11.95%        32.69%      16.76%           -
Scudder II Small Cap Growth, Series I                      04/10/01     -16.78%             -             -           -           -
Scudder II Small Cap Growth, Series K                      04/10/01     -16.82%             -             -           -           -
Scudder II Small Cap Growth, Series N                      04/10/01     -16.88%             -             -           -           -
Scudder II Small Cap Value                                 12/31/97      15.80%         2.61%         1.36%     -12.47%           -
Scudder II Small Cap Value, Series I                       04/10/01      15.54%             -             -           -           -
Scudder II Small Cap Value, Series K                       04/10/01      15.48%             -             -           -           -
Scudder II Small Cap Value, Series N                       04/10/01      15.40%             -             -           -           -
Scudder II Government Securities                           12/31/97       3.43%         9.41%        -0.71%       5.57%           -
Scudder II Government Securities, Series I                 04/10/01       2.60%             -             -           -           -
Scudder II Government Securities, Series K                 04/10/01       2.55%             -             -           -           -
Scudder II Government Securities, Series N                 04/10/01       2.48%             -             -           -           -
MFS Bond                                                   05/15/98       2.98%         7.70%        -2.93%       4.92%           -
MFS Research                                               12/31/97     -13.55%        -6.17%        22.32%      21.73%           -
MFS Research B                                             04/10/01     -13.68%             -             -           -           -
MFS Research B, Series I                                   04/10/01     -13.74%             -             -           -           -
MFS Research B, Series K                                   04/10/01     -13.79%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Goldman Sachs Growth and Income, Series K                  04/10/01            1.65%          -           -          -           -
Goldman Sachs Growth and Income, Series N                  04/10/01            1.80%          -           -          -           -
Goldman Sachs International Equity                         03/31/98            1.40%      1.40%       1.40%      1.40%           -
Goldman Sachs International Equity, Series I               04/10/01            1.55%          -           -          -           -
Goldman Sachs International Equity, Series K               04/10/01            1.65%          -           -          -           -
Goldman Sachs International Equity, Series N               04/10/01            1.80%          -           -          -           -
Goldman Sachs Global Income                                03/31/98            1.40%      1.40%       1.40%      1.40%           -
Goldman Sachs Global Income, Series I                      04/10/01            1.55%          -           -          -           -
Goldman Sachs Global Income, Series K                      04/10/01            1.65%          -           -          -           -
Goldman Sachs Global Income, Series N                      04/10/01            1.80%          -           -          -           -
Goldman Sachs Internet Tollkeeper                          07/03/00            1.40%      1.40%           -          -           -
Goldman Sachs Internet Tollkeeper, Series I                04/10/01            1.55%          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series K                04/10/01            1.65%          -           -          -           -
Goldman Sachs Internet Tollkeeper, Series N                04/10/01            1.80%          -           -          -           -
Scudder II Dreman High Return Equity                       05/15/98            1.40%      1.40%       1.40%      1.40%           -
Scudder II Small Cap Growth                                12/31/97            1.40%      1.40%       1.40%      1.40%           -
Scudder II Small Cap Growth, Series I                      04/10/01            1.55%          -           -          -           -
Scudder II Small Cap Growth, Series K                      04/10/01            1.65%          -           -          -           -
Scudder II Small Cap Growth, Series N                      04/10/01            1.80%          -           -          -           -
Scudder II Small Cap Value                                 12/31/97            1.40%      1.40%       1.40%      1.40%           -
Scudder II Small Cap Value, Series I                       04/10/01            1.55%          -           -          -           -
Scudder II Small Cap Value, Series K                       04/10/01            1.65%          -           -          -           -
Scudder II Small Cap Value, Series N                       04/10/01            1.80%          -           -          -           -
Scudder II Government Securities                           12/31/97            1.40%      1.40%       1.40%      1.40%           -
Scudder II Government Securities, Series I                 04/10/01            1.55%          -           -          -           -
Scudder II Government Securities, Series K                 04/10/01            1.65%          -           -          -           -
Scudder II Government Securities, Series N                 04/10/01            1.80%          -           -          -           -
MFS Bond                                                   05/15/98            1.40%      1.40%       1.40%      1.40%           -
MFS Research                                               12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Research B                                             04/10/01            1.40%          -           -          -           -
MFS Research B, Series I                                   04/10/01            1.55%          -           -          -           -
MFS Research B, Series K                                   04/10/01            1.65%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return*
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

MFS Research B, Series N                                   04/10/01     -13.85%             -             -           -           -
MFS Investors Trust                                        12/31/97     -10.94%        -1.53%         5.21%      20.67%           -
MFS Investors Trust B                                      04/10/01     -11.03%             -             -           -           -
MFS Investors Trust B, Series I                            04/10/01     -11.09%             -             -           -           -
MFS Investors Trust B, Series K                            04/10/01     -11.14%             -             -           -           -
MFS Investors Trust B, Series N                            04/10/01     -11.21%             -             -           -           -
MFS Emerging Growth                                        12/31/97     -23.70%       -20.72%        74.26%      32.33%           -
MFS Emerging Growth B                                      04/10/01     -23.79%             -             -           -           -
MFS Emerging Growth B, Series I                            04/10/01     -23.85%             -             -           -           -
MFS Emerging Growth B, Series K                            04/10/01     -23.88%             -             -           -           -
MFS Emerging Growth B, Series N                            04/10/01     -23.94%             -             -           -           -
MFS Emerging Markets Equity                                12/31/97       0.00%       -23.89%        36.26%     -34.28%           -
MFS High Income                                            12/31/97       1.03%        -7.97%         4.97%      -1.55%           -
MFS High Income B                                          04/10/01       0.80%             -             -           -           -
MFS High Income B, Series I                                04/10/01       0.73%             -             -           -           -
MFS High Income B, Series K                                04/10/01       0.68%             -             -           -           -
MFS High Income B, Series N                                04/10/01       0.60%             -             -           -           -
MFS Global Governments                                     12/31/97      -0.31%         3.44%        -3.85%       6.70%           -
MFS Global Governments B                                   04/10/01      -0.41%             -             -           -           -
MFS Global Governments B, Series I                         04/10/01      -0.49%             -             -           -           -
MFS Global Governments B, Series K                         04/10/01      -0.54%             -             -           -           -
MFS Global Governments B, Series N                         04/10/01      -0.61%             -             -           -           -
MFS New Discovery                                          09/01/00      -2.23%       -14.00%             -           -           -
MFS New Discovery B                                        04/10/01      -2.39%             -             -           -           -
MFS New Discovery B, Series I                              04/10/01      -2.46%             -             -           -           -
MFS New Discovery B, Series K                              04/10/01      -2.51%             -             -           -           -
MFS New Discovery B, Series N                              04/10/01      -2.58%             -             -           -           -
MetLife Putnam International Stock                         09/11/00     -14.82%        -5.92%             -           -           -
MetLife Putnam Large Cap Growth                            09/11/00     -21.24%       -26.58%             -           -           -
Oppenheimer Capital Appreciation                           12/31/97      -5.54%        -1.61%        39.69%      22.33%           -
Oppenheimer Main Street Growth & Income                    12/31/97      -6.60%       -10.04%        20.01%       3.27%           -
Oppenheimer High Income                                    12/31/97       1.26%        -5.08%         2.84%      -1.06%           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

MFS Research B, Series N                                   04/10/01            1.80%          -           -          -           -
MFS Investors Trust                                        12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Investors Trust B                                      04/10/01            1.40%          -           -          -           -
MFS Investors Trust B, Series I                            04/10/01            1.55%          -           -          -           -
MFS Investors Trust B, Series K                            04/10/01            1.65%          -           -          -           -
MFS Investors Trust B, Series N                            04/10/01            1.80%          -           -          -           -
MFS Emerging Growth                                        12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Emerging Growth B                                      04/10/01            1.40%          -           -          -           -
MFS Emerging Growth B, Series I                            04/10/01            1.55%          -           -          -           -
MFS Emerging Growth B, Series K                            04/10/01            1.65%          -           -          -           -
MFS Emerging Growth B, Series N                            04/10/01            1.80%          -           -          -           -
MFS Emerging Markets Equity                                12/31/97            0.00%      1.40%       1.40%      1.40%           -
MFS High Income                                            12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS High Income B                                          04/10/01            1.40%          -           -          -           -
MFS High Income B, Series I                                04/10/01            1.55%          -           -          -           -
MFS High Income B, Series K                                04/10/01            1.65%          -           -          -           -
MFS High Income B, Series N                                04/10/01            1.80%          -           -          -           -
MFS Global Governments                                     12/31/97            1.40%      1.40%       1.40%      1.40%           -
MFS Global Governments B                                   04/10/01            1.40%          -           -          -           -
MFS Global Governments B, Series I                         04/10/01            1.55%          -           -          -           -
MFS Global Governments B, Series K                         04/10/01            1.65%          -           -          -           -
MFS Global Governments B, Series N                         04/10/01            1.80%          -           -          -           -
MFS New Discovery                                          09/01/00            1.40%      1.40%           -          -           -
MFS New Discovery B                                        04/10/01            1.40%          -           -          -           -
MFS New Discovery B, Series I                              04/10/01            1.55%          -           -          -           -
MFS New Discovery B, Series K                              04/10/01            1.65%          -           -          -           -
MFS New Discovery B, Series N                              04/10/01            1.80%          -           -          -           -
MetLife Putnam International Stock                         09/11/00            1.40%      1.40%           -          -           -
MetLife Putnam Large Cap Growth                            09/11/00            1.40%      1.40%           -          -           -
Oppenheimer Capital Appreciation                           12/31/97            1.40%      1.40%       1.40%      1.40%           -
Oppenheimer Main Street Growth & Income                    12/31/97            1.40%      1.40%       1.40%      1.40%           -
Oppenheimer High Income                                    12/31/97            1.40%      1.40%       1.40%      1.40%           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                      Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Oppenheimer Bond                                           12/31/97       4.65%         4.62%        -2.89%       5.33%           -
Oppenheimer Strategic Bond                                 12/31/97       0.51%         1.21%         1.40%       1.51%           -
Putnam VT Growth and Income                                12/31/97      -1.87%         6.61%         0.17%      13.83%           -
Putnam VT Growth and Income B                              04/10/01      -1.97%             -             -           -           -
Putnam VT Growth and Income B, Series I                    04/10/01      -2.04%             -             -           -           -
Putnam VT Growth and Income B, Series K                    04/10/01      -2.09%             -             -           -           -
Putnam VT Growth and Income B, Series N                    04/10/01      -2.16%             -             -           -           -
Putnam VT New Value                                        12/31/97       7.70%        20.80%        -1.13%       4.83%           -
Putnam VT New Value B                                      04/10/01       7.49%             -             -           -           -
Putnam VT New Value B, Series I                            04/10/01       7.41%             -             -           -           -
Putnam VT New Value B, Series K                            04/10/01       7.36%             -             -           -           -
Putnam VT New Value B, Series N                            04/10/01       7.28%             -             -           -           -
Putnam VT Vista                                            12/31/97     -22.60%        -5.31%        50.77%      17.86%           -
Putnam VT Vista B                                          04/10/01     -22.67%             -             -           -           -
Putnam VT Vista B, Series I                                04/10/01     -22.73%             -             -           -           -
Putnam VT Vista B, Series K                                04/10/01     -22.77%             -             -           -           -
Putnam VT Vista B, Series N                                04/10/01     -22.82%             -             -           -           -
Putnam VT International Growth                             12/31/97     -14.86%       -10.69%        57.91%      17.07%           -
Putnam VT International Growth B                           04/10/01     -14.92%             -             -           -           -
Putnam VT International Growth B, Series I                 04/10/01     -14.98%             -             -           -           -
Putnam VT International Growth B, Series K                 04/10/01     -15.02%             -             -           -           -
Putnam VT International Growth B, Series N                 04/10/01     -15.09%             -             -           -           -
Putnam VT International New Opportunities                  12/31/97     -23.30%       -39.40%       100.14%      14.02%           -
Putnam VT International New Opportunities B                04/10/01     -23.29%             -             -           -           -
Putnam VT International New Opportunities B, Series I      04/10/01     -23.35%             -             -           -           -
Putnam VT International New Opportunities B, Series K      04/10/01     -23.39%             -             -           -           -
Putnam VT International New Opportunities B, Series N      04/10/01     -23.44%             -             -           -           -
Templeton Global Income Securities                         03/01/99      -5.05%         2.71%        -3.18%           -           -
Templeton Global Income Securities, Series A               03/01/00      -4.79%         3.28%             -           -           -
Templeton Global Income Securities B                       04/02/01      -5.19%             -             -           -           -
Templeton Global Income Securities B, Series A             05/14/01      -4.93%             -             -           -           -
Templeton Global Income Securities B, Series E             05/14/01      -5.00%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Oppenheimer Bond                                           12/31/97            1.40%      1.40%       1.40%      1.40%           -
Oppenheimer Strategic Bond                                 12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT Growth and Income                                12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT Growth and Income B                              04/10/01            1.40%          -           -          -           -
Putnam VT Growth and Income B, Series I                    04/10/01            1.55%          -           -          -           -
Putnam VT Growth and Income B, Series K                    04/10/01            1.65%          -           -          -           -
Putnam VT Growth and Income B, Series N                    04/10/01            1.80%          -           -          -           -
Putnam VT New Value                                        12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT New Value B                                      04/10/01            1.40%          -           -          -           -
Putnam VT New Value B, Series I                            04/10/01            1.55%          -           -          -           -
Putnam VT New Value B, Series K                            04/10/01            1.65%          -           -          -           -
Putnam VT New Value B, Series N                            04/10/01            1.80%          -           -          -           -
Putnam VT Vista                                            12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT Vista B                                          04/10/01            1.40%          -           -          -           -
Putnam VT Vista B, Series I                                04/10/01            1.55%          -           -          -           -
Putnam VT Vista B, Series K                                04/10/01            1.65%          -           -          -           -
Putnam VT Vista B, Series N                                04/10/01            1.80%          -           -          -           -
Putnam VT International Growth                             12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT International Growth B                           04/10/01            1.40%          -           -          -           -
Putnam VT International Growth B, Series I                 04/10/01            1.55%          -           -          -           -
Putnam VT International Growth B, Series K                 04/10/01            1.65%          -           -          -           -
Putnam VT International Growth B, Series N                 04/10/01            1.80%          -           -          -           -
Putnam VT International New Opportunities                  12/31/97            1.40%      1.40%       1.40%      1.40%           -
Putnam VT International New Opportunities B                04/10/01            1.40%          -           -          -           -
Putnam VT International New Opportunities B, Series I      04/10/01            1.55%          -           -          -           -
Putnam VT International New Opportunities B, Series K      04/10/01            1.65%          -           -          -           -
Putnam VT International New Opportunities B, Series N      04/10/01            1.80%          -           -          -           -
Templeton Global Income Securities                         03/01/99            1.40%      1.40%       1.40%          -           -
Templeton Global Income Securities, Series A               03/01/00            0.85%      0.85%           -          -           -
Templeton Global Income Securities B                       04/02/01            1.40%          -           -          -           -
Templeton Global Income Securities B, Series A             05/14/01            0.85%          -           -          -           -
Templeton Global Income Securities B, Series E             05/14/01            1.00%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Templeton Global Income Securities B, Series F             05/14/01      -5.05%             -             -           -           -
Templeton Global Income Securities B, Series G             05/14/01      -5.12%             -             -           -           -
Templeton Global Income Securities B, Series I             04/02/01      -5.26%             -             -           -           -
Templeton Global Income Securities B, Series K             04/02/01      -5.31%             -             -           -           -
Templeton Global Income Securities B, Series N             04/02/01      -5.38%             -             -           -           -
Franklin Small Cap                                         03/01/99     -11.76%       -22.02%        76.80%           -           -
Franklin Small Cap, Series A                               03/01/00     -11.52%       -21.58%             -           -           -
Franklin Small Cap B                                       04/02/01     -11.88%             -             -           -           -
Franklin Small Cap B, Series A                             05/14/01     -11.64%             -             -           -           -
Franklin Small Cap B, Series E                             05/14/01     -11.70%             -             -           -           -
Franklin Small Cap B, Series F                             05/14/01     -11.75%             -             -           -           -
Franklin Small Cap B, Series G                             05/14/01     -11.81%             -             -           -           -
Franklin Small Cap B, Series I                             04/02/01     -11.95%             -             -           -           -
Franklin Small Cap B, Series K                             04/02/01     -11.99%             -             -           -           -
Franklin Small Cap B, Series N                             04/02/01     -12.06%             -             -           -           -
Templeton Growth Securities                                03/02/99      -0.79%       -13.20%        25.58%           -           -
Templeton Growth Securities, Series A                      03/01/00      -0.51%       -12.72%             -           -           -
Templeton Growth Securities B                              04/02/01      -0.93%             -             -           -           -
Templeton Growth Securities B, Series A                    05/14/01      -0.66%             -             -           -           -
Templeton Growth Securities B, Series E                    05/14/01      -0.73%             -             -           -           -
Templeton Growth Securities B, Series F                    05/14/01      -0.78%             -             -           -           -
Templeton Growth Securities B, Series G                    05/14/01      -0.86%             -             -           -           -
Templeton Growth Securities B, Series I                    04/02/01      -1.00%             -             -           -           -
Templeton Growth Securities B, Series K                    04/02/01      -1.05%             -             -           -           -
Templeton Growth Securities B, Series N                    04/02/01      -1.13%             -             -           -           -
Templeton International Securities                         05/01/98      -9.14%        -3.54%        21.90%      -8.55%           -
Templeton International Securities, Series A               03/01/00      -8.89%        -2.96%             -           -           -
Templeton International Securities B                       04/02/01      -9.26%             -             -           -           -
Templeton International Securities B, Series A             05/14/01      -9.01%             -             -           -           -
Templeton International Securities B, Series E             05/14/01      -9.08%             -             -           -           -
Templeton International Securities B, Series F             05/14/01      -9.13%             -             -           -           -
Templeton International Securities B, Series G             05/14/01      -9.19%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Templeton Global Income Securities B, Series F             05/14/01            1.10%          -           -          -           -
Templeton Global Income Securities B, Series G             05/14/01            1.25%          -           -          -           -
Templeton Global Income Securities B, Series I             04/02/01            1.55%          -           -          -           -
Templeton Global Income Securities B, Series K             04/02/01            1.65%          -           -          -           -
Templeton Global Income Securities B, Series N             04/02/01            1.80%          -           -          -           -
Franklin Small Cap                                         03/01/99            1.40%      1.40%       1.40%          -           -
Franklin Small Cap, Series A                               03/01/00            0.85%      0.85%           -          -           -
Franklin Small Cap B                                       04/02/01            1.40%          -           -          -           -
Franklin Small Cap B, Series A                             05/14/01            0.85%          -           -          -           -
Franklin Small Cap B, Series E                             05/14/01            1.00%          -           -          -           -
Franklin Small Cap B, Series F                             05/14/01            1.10%          -           -          -           -
Franklin Small Cap B, Series G                             05/14/01            1.25%          -           -          -           -
Franklin Small Cap B, Series I                             04/02/01            1.55%          -           -          -           -
Franklin Small Cap B, Series K                             04/02/01            1.65%          -           -          -           -
Franklin Small Cap B, Series N                             04/02/01            1.80%          -           -          -           -
Templeton Growth Securities                                03/02/99            1.40%      1.40%       1.40%          -           -
Templeton Growth Securities, Series A                      03/01/00            0.85%      0.85%           -          -           -
Templeton Growth Securities B                              04/02/01            1.40%          -           -          -           -
Templeton Growth Securities B, Series A                    05/14/01            0.85%          -           -          -           -
Templeton Growth Securities B, Series E                    05/14/01            1.00%          -           -          -           -
Templeton Growth Securities B, Series F                    05/14/01            1.10%          -           -          -           -
Templeton Growth Securities B, Series G                    05/14/01            1.25%          -           -          -           -
Templeton Growth Securities B, Series I                    04/02/01            1.55%          -           -          -           -
Templeton Growth Securities B, Series K                    04/02/01            1.65%          -           -          -           -
Templeton Growth Securities B, Series N                    04/02/01            1.80%          -           -          -           -
Templeton International Securities                         05/01/98            1.40%      1.40%       1.40%      1.40%           -
Templeton International Securities, Series A               03/01/00            0.85%      0.85%           -          -           -
Templeton International Securities B                       04/02/01            1.40%          -           -          -           -
Templeton International Securities B, Series A             05/14/01            0.85%          -           -          -           -
Templeton International Securities B, Series E             05/14/01            1.00%          -           -          -           -
Templeton International Securities B, Series F             05/14/01            1.10%          -           -          -           -
Templeton International Securities B, Series G             05/14/01            1.25%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                  Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Templeton International Securities B, Series I             04/02/01      -9.33%             -             -           -           -
Templeton International Securities B, Series K             04/02/01      -9.37%             -             -           -           -
Templeton International Securities B, Series N             04/02/01      -9.44%             -             -           -           -
Templeton Developing Markets Securities                    09/21/98      -2.04%       -32.71%        51.71%     -24.48%           -
Templeton Developing Markets Securities B                  04/10/01      -2.01%             -             -           -           -
Templeton Developing Markets Securities B, Series I        04/10/01      -2.08%             -             -           -           -
Templeton Developing Markets Securities B, Series K        04/10/01      -2.13%             -             -           -           -
Templeton Developing Markets Securities B, Series N        04/10/01      -2.20%             -             -           -           -
Templeton Mutual Shares Securities                         09/21/98      10.95%         6.14%         8.13%      -3.69%           -
Templeton Mutual Shares Securities B                       04/12/01      10.85%             -             -           -           -
Templeton Mutual Shares Securities B, Series I             04/12/01      10.76%             -             -           -           -
Templeton Mutual Shares Securities B, Series K             04/12/01      10.71%             -             -           -           -
Templeton Mutual Shares Securities B, Series N             04/12/01      10.62%             -             -           -           -
Franklin Large Cap Growth Securities                       03/01/99      -5.50%        -1.62%        46.65%           -           -
Franklin Large Cap Growth Securities, Series A             03/01/00      -5.24%        -0.98%             -           -           -
Franklin Large Cap Growth Securities B                     04/02/01      -5.58%             -             -           -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01      -5.32%             -             -           -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01      -5.39%             -             -           -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01      -5.44%             -             -           -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01      -5.51%             -             -           -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01      -5.65%             -             -           -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01      -5.70%             -             -           -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01      -5.77%             -             -           -           -
Fidelity VIP Growth                                        02/17/98     -10.27%       -12.23%        35.53%      30.78%           -
Fidelity VIP Growth B                                      04/26/01     -10.86%             -             -           -           -
Fidelity VIP Growth B, Series I                            04/26/01     -10.93%             -             -           -           -
Fidelity VIP Growth B, Series K                            04/26/01     -10.97%             -             -           -           -
Fidelity VIP Growth B, Series N                            04/26/01     -11.04%             -             -           -           -
Fidelity VIP II Contrafund                                 02/17/98     -10.56%        -7.97%        22.53%      23.57%           -
Fidelity VIP III Growth Opportunities                      02/17/98      -9.40%       -18.22%         2.82%      17.42%           -
Fidelity VIP III Growth & Income                           02/17/98      -6.22%        -4.95%         7.65%      22.03%           -
Fidelity VIP Equity-Income                                 02/17/98      -1.59%         6.92%         4.85%       6.27%           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Templeton International Securities B, Series I             04/02/01            1.55%          -           -          -           -
Templeton International Securities B, Series K             04/02/01            1.65%          -           -          -           -
Templeton International Securities B, Series N             04/02/01            1.80%          -           -          -           -
Templeton Developing Markets Securities                    09/21/98            1.40%      1.40%       1.40%      1.40%           -
Templeton Developing Markets Securities B                  04/10/01            1.40%          -           -          -           -
Templeton Developing Markets Securities B, Series I        04/10/01            1.55%          -           -          -           -
Templeton Developing Markets Securities B, Series K        04/10/01            1.65%          -           -          -           -
Templeton Developing Markets Securities B, Series N        04/10/01            1.80%          -           -          -           -
Templeton Mutual Shares Securities                         09/21/98            1.40%      1.40%       1.40%      1.40%           -
Templeton Mutual Shares Securities B                       04/12/01            1.40%          -           -          -           -
Templeton Mutual Shares Securities B, Series I             04/12/01            1.55%          -           -          -           -
Templeton Mutual Shares Securities B, Series K             04/12/01            1.65%          -           -          -           -
Templeton Mutual Shares Securities B, Series N             04/12/01            1.80%          -           -          -           -
Franklin Large Cap Growth Securities                       03/01/99            1.40%      1.40%       1.40%          -           -
Franklin Large Cap Growth Securities, Series A             03/01/00            0.85%      0.85%           -          -           -
Franklin Large Cap Growth Securities B                     04/02/01            1.40%          -           -          -           -
Franklin Large Cap Growth Securities B, Series A           05/14/01            0.85%          -           -          -           -
Franklin Large Cap Growth Securities B, Series E           05/14/01            1.00%          -           -          -           -
Franklin Large Cap Growth Securities B, Series F           05/14/01            1.10%          -           -          -           -
Franklin Large Cap Growth Securities B, Series G           05/14/01            1.25%          -           -          -           -
Franklin Large Cap Growth Securities B, Series I           04/02/01            1.55%          -           -          -           -
Franklin Large Cap Growth Securities B, Series K           04/02/01            1.65%          -           -          -           -
Franklin Large Cap Growth Securities B, Series N           04/02/01            1.80%          -           -          -           -
Fidelity VIP Growth                                        02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP Growth B                                      04/26/01            1.40%          -           -          -           -
Fidelity VIP Growth B, Series I                            04/26/01            1.55%          -           -          -           -
Fidelity VIP Growth B, Series K                            04/26/01            1.65%          -           -          -           -
Fidelity VIP Growth B, Series N                            04/26/01            1.80%          -           -          -           -
Fidelity VIP II Contrafund                                 02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP III Growth Opportunities                      02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP III Growth & Income                           02/17/98            1.40%      1.40%       1.40%      1.40%           -
Fidelity VIP Equity-Income                                 02/17/98            1.40%      1.40%       1.40%      1.40%           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                     Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

Fidelity VIP Equity-Income B                               04/26/01      -1.72%             -             -           -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01      -1.79%             -             -           -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01      -1.84%             -             -           -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01      -1.91%             -             -           -           -
Fidelity High Income B                                     04/26/01      -7.87%             -             -           -           -
Fidelity High Income B, Series I                           04/26/01      -7.94%             -             -           -           -
Fidelity High Income B, Series K                           04/26/01      -7.98%             -             -           -           -
Fidelity High Income B, Series N                           04/26/01      -8.05%             -             -           -           -
American Century VP Income & Growth                        11/19/99      -4.45%       -11.86%         3.20%           -           -
American Century VP Income & Growth , Series I             04/10/01      -4.55%             -             -           -           -
American Century VP Income & Growth , Series K             04/10/01      -4.60%             -             -           -           -
American Century VP Income & Growth , Series N             04/10/01      -4.67%             -             -           -           -
American Century VP International                          11/19/99     -20.49%       -17.98%        25.15%           -           -
American Century VP International, Series I                04/10/01     -20.76%             -             -           -           -
American Century VP International, Series K                04/10/01     -20.80%             -             -           -           -
American Century VP International, Series N                04/10/01     -20.86%             -             -           -           -
American Century VP Value                                  11/19/99       6.56%        16.50%        -4.18%           -           -
American Century VP Value, Series I                        04/10/01       6.39%             -             -           -           -
American Century VP Value, Series K                        04/10/01       6.33%             -             -           -           -
American Century VP Value, Series N                        04/10/01       6.25%             -             -           -           -
New England Zenith Davis Venture Value E                   04/02/01      -7.90%             -             -           -           -
New England Zenith Davis Venture Value E, Series I         04/02/01      -7.97%             -             -           -           -
New England Zenith Davis Venture Value E, Series K         04/02/01      -8.01%             -             -           -           -
New England Zenith Davis Venture Value E, Series L         04/27/01      -8.03%             -             -           -           -
New England Zenith Davis Venture Value E, Series N         04/02/01      -8.08%             -             -           -           -
New England Zenith Davis Venture Value E, Series O         04/27/01      -8.10%             -             -           -           -
New England Zenith Davis Venture Value E, Series P         04/02/01     -11.53%             -             -           -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01      -8.15%             -             -           -           -
New England Zenith Davis Venture Value E, Series S         04/02/01     -11.60%             -             -           -           -
New England Zenith Davis Venture Value E, Series T         04/27/01      -8.22%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01      19.37%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01      19.28%             -             -           -           -


                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

Fidelity VIP Equity-Income B                               04/26/01            1.40%          -           -          -           -
Fidelity VIP Equity-Income B, Series I                     04/26/01            1.55%          -           -          -           -
Fidelity VIP Equity-Income B, Series K                     04/26/01            1.65%          -           -          -           -
Fidelity VIP Equity-Income B, Series N                     04/26/01            1.80%          -           -          -           -
Fidelity High Income B                                     04/26/01            1.40%          -           -          -           -
Fidelity High Income B, Series I                           04/26/01            1.55%          -           -          -           -
Fidelity High Income B, Series K                           04/26/01            1.65%          -           -          -           -
Fidelity High Income B, Series N                           04/26/01            1.80%          -           -          -           -
American Century VP Income & Growth                        11/19/99            1.40%      1.40%       1.40%          -           -
American Century VP Income & Growth , Series I             04/10/01            1.55%          -           -          -           -
American Century VP Income & Growth , Series K             04/10/01            1.65%          -           -          -           -
American Century VP Income & Growth , Series N             04/10/01            1.80%          -           -          -           -
American Century VP International                          11/19/99            1.40%      1.40%       1.40%          -           -
American Century VP International, Series I                04/10/01            1.55%          -           -          -           -
American Century VP International, Series K                04/10/01            1.65%          -           -          -           -
American Century VP International, Series N                04/10/01            1.80%          -           -          -           -
American Century VP Value                                  11/19/99            1.40%      1.40%       1.40%          -           -
American Century VP Value, Series I                        04/10/01            1.55%          -           -          -           -
American Century VP Value, Series K                        04/10/01            1.65%          -           -          -           -
American Century VP Value, Series N                        04/10/01            1.80%          -           -          -           -
New England Zenith Davis Venture Value E                   04/02/01            1.00%          -           -          -           -
New England Zenith Davis Venture Value E, Series I         04/02/01            1.55%          -           -          -           -
New England Zenith Davis Venture Value E, Series K         04/02/01            1.65%          -           -          -           -
New England Zenith Davis Venture Value E, Series L         04/27/01            1.70%          -           -          -           -
New England Zenith Davis Venture Value E, Series N         04/02/01            1.80%          -           -          -           -
New England Zenith Davis Venture Value E, Series O         04/27/01            1.85%          -           -          -           -
New England Zenith Davis Venture Value E, Series P         04/02/01            1.90%          -           -          -           -
New England Zenith Davis Venture Value E, Series Q         04/27/01            1.95%          -           -          -           -
New England Zenith Davis Venture Value E, Series S         04/02/01            2.05%          -           -          -           -
New England Zenith Davis Venture Value E, Series T         04/27/01            2.10%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B           04/02/01            1.40%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series I 04/02/01            1.55%          -           -          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01      19.22%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01      19.19%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01      19.13%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01      19.10%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01      17.03%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01      19.04%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01      16.93%             -             -           -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01      18.95%             -             -           -           -
Dreyfus Stock Index                                        11/19/99      -7.48%       -10.55%         3.22%           -           -
Dreyfus Stock Index B                                      04/10/01      -7.60%             -             -           -           -
Dreyfus Stock Index B, Series I                            04/10/01      -7.67%             -             -           -           -
Dreyfus Stock Index B, Series K                            04/10/01      -7.71%             -             -           -           -
Dreyfus Stock Index B, Series N                            04/10/01      -7.78%             -             -           -           -
Dreyfus VIF Disciplined Stock                              11/19/99      -8.07%       -10.52%         3.00%           -           -
Dreyfus VIF Disciplined Stock B                            04/10/01      -8.16%             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01      -8.23%             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01      -8.27%             -             -           -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01      -8.34%             -             -           -           -
Dreyfus VIF Capital Appreciation                           11/19/99      -6.91%        -2.12%         1.18%           -           -
Dreyfus VIF Capital Appreciation B                         04/10/01      -7.06%             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01      -7.13%             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01      -7.18%             -             -           -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01      -7.25%             -             -           -           -
INVESCO VIF Dynamics                                       11/19/99     -19.54%        -4.91%        11.43%           -           -
INVESCO VIF Dynamics, Series I                             04/10/01     -19.68%             -             -           -           -
INVESCO VIF Dynamics, Series K                             04/10/01     -19.72%             -             -           -           -
INVESCO VIF Dynamics, Series N                             04/10/01     -19.78%             -             -           -           -
INVESCO VIF High Yield                                     11/19/99      -6.46%       -12.91%         1.17%           -           -
INVESCO VIF High Yield, Series I                           04/10/01      -6.58%             -             -           -           -
INVESCO VIF High Yield, Series K                           04/10/01      -6.63%             -             -           -           -
INVESCO VIF High Yield, Series N                           04/10/01      -6.70%             -             -           -           -
PIMCO High Yield Bond                                      11/19/99      -1.00%        -2.21%         0.78%           -           -


                                                          Commenced            Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

New England Zenith Harris Oakmark MidCap Value B, Series K 04/02/01            1.65%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series L 04/27/01            1.70%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series N 04/02/01            1.80%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series O 04/27/01            1.85%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series P 04/02/01            1.90%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series Q 04/27/01            1.95%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series S 04/02/01            2.05%          -           -          -           -
New England Zenith Harris Oakmark MidCap Value B, Series T 04/27/01            2.10%          -           -          -           -
Dreyfus Stock Index                                        11/19/99            1.40%      1.40%       1.40%          -           -
Dreyfus Stock Index B                                      04/10/01            1.40%          -           -          -           -
Dreyfus Stock Index B, Series I                            04/10/01            1.55%          -           -          -           -
Dreyfus Stock Index B, Series K                            04/10/01            1.65%          -           -          -           -
Dreyfus Stock Index B, Series N                            04/10/01            1.80%          -           -          -           -
Dreyfus VIF Disciplined Stock                              11/19/99            1.40%      1.40%       1.40%          -           -
Dreyfus VIF Disciplined Stock B                            04/10/01            1.40%          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series I                  04/10/01            1.55%          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series K                  04/10/01            1.65%          -           -          -           -
Dreyfus VIF Disciplined Stock B, Series N                  04/10/01            1.80%          -           -          -           -
Dreyfus VIF Capital Appreciation                           11/19/99            1.40%      1.40%       1.40%          -           -
Dreyfus VIF Capital Appreciation B                         04/10/01            1.40%          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series I               04/10/01            1.55%          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series K               04/10/01            1.65%          -           -          -           -
Dreyfus VIF Capital Appreciation B, Series N               04/10/01            1.80%          -           -          -           -
INVESCO VIF Dynamics                                       11/19/99            1.40%      1.40%       1.40%          -           -
INVESCO VIF Dynamics, Series I                             04/10/01            1.55%          -           -          -           -
INVESCO VIF Dynamics, Series K                             04/10/01            1.65%          -           -          -           -
INVESCO VIF Dynamics, Series N                             04/10/01            1.80%          -           -          -           -
INVESCO VIF High Yield                                     11/19/99            1.40%      1.40%       1.40%          -           -
INVESCO VIF High Yield, Series I                           04/10/01            1.55%          -           -          -           -
INVESCO VIF High Yield, Series K                           04/10/01            1.65%          -           -          -           -
INVESCO VIF High Yield, Series N                           04/10/01            1.80%          -           -          -           -
PIMCO High Yield Bond                                      11/19/99            1.40%      1.40%       1.40%          -           -

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(6)   UNIT FAIR VALUE, CONTINUED

                                                          Commenced                    Accumulation Unit Total Return
                                                                       -------------------------------------------------------------
                                                          Operations     2001        2000          1999         1998        1997
                                                          ----------   ---------  ------------  ------------ -----------  ----------

PIMCO High Yield Bond, Series I                            04/10/01      -1.17%             -             -           -           -
PIMCO High Yield Bond, Series K                            04/10/01      -1.22%             -             -           -           -
PIMCO High Yield Bond, Series N                            04/10/01      -1.29%             -             -           -           -
PIMCO Low Duration Bond                                    11/19/99       3.72%         6.51%        -0.31%           -           -
PIMCO Low Duration Bond, Series I                          04/10/01       2.92%             -             -           -           -
PIMCO Low Duration Bond, Series K                          04/10/01       2.87%             -             -           -           -
PIMCO Low Duration Bond, Series N                          04/10/01       2.79%             -             -           -           -
PIMCO StocksPLUS Growth & Income                           11/19/99      -6.38%       -10.76%         3.07%           -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01      -7.34%             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01      -7.39%             -             -           -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01      -7.46%             -             -           -           -
PIMCO Total Return Bond                                    11/19/99       2.00%         8.75%        -1.25%           -           -
PIMCO Total Return Bond, Series I                          04/10/01       1.78%             -             -           -           -
PIMCO Total Return Bond, Series K                          04/10/01       1.73%             -             -           -           -
PIMCO Total Return Bond, Series N                          04/10/01       1.65%             -             -           -           -
Scudder I International                                    11/19/99     -19.14%       -22.82%        16.31%           -           -
Scudder I International B                                  04/10/01     -19.31%             -             -           -           -
Scudder I International B, Series I                        04/10/01     -19.37%             -             -           -           -
Scudder I International B, Series K                        04/10/01     -19.41%             -             -           -           -
Scudder I International B, Series N                        04/10/01     -19.47%             -             -           -           -



                                                          Commenced           Sub-Account Expenses as a % of Average Net Assets*
                                                                          ---------------------------------------------------------
                                                          Operations         2001        2000       1999        1998       1997
                                                          ----------      -----------  ---------  ----------  ---------  ----------

PIMCO High Yield Bond, Series I                            04/10/01            1.55%          -           -          -           -
PIMCO High Yield Bond, Series K                            04/10/01            1.65%          -           -          -           -
PIMCO High Yield Bond, Series N                            04/10/01            1.80%          -           -          -           -
PIMCO Low Duration Bond                                    11/19/99            1.40%      1.40%       1.40%          -           -
PIMCO Low Duration Bond, Series I                          04/10/01            1.55%          -           -          -           -
PIMCO Low Duration Bond, Series K                          04/10/01            1.65%          -           -          -           -
PIMCO Low Duration Bond, Series N                          04/10/01            1.80%          -           -          -           -
PIMCO StocksPLUS Growth & Income                           11/19/99            1.40%      1.40%       1.40%          -           -
PIMCO StocksPLUS Growth & Income, Series I                 04/10/01            1.55%          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series K                 04/10/01            1.65%          -           -          -           -
PIMCO StocksPLUS Growth & Income, Series N                 04/10/01            1.80%          -           -          -           -
PIMCO Total Return Bond                                    11/19/99            1.40%      1.40%       1.40%          -           -
PIMCO Total Return Bond, Series I                          04/10/01            1.55%          -           -          -           -
PIMCO Total Return Bond, Series K                          04/10/01            1.65%          -           -          -           -
PIMCO Total Return Bond, Series N                          04/10/01            1.80%          -           -          -           -
Scudder I International                                    11/19/99            1.40%      1.40%       1.40%          -           -
Scudder I International B                                  04/10/01            1.40%          -           -          -           -
Scudder I International B, Series I                        04/10/01            1.55%          -           -          -           -
Scudder I International B, Series K                        04/10/01            1.65%          -           -          -           -
Scudder I International B, Series N                        04/10/01            1.80%          -           -          -           -


*     The total return does not include contract charges and the inclusion of these charges would reduce the total return.
      The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ending June 30, 2001 and the year ending December 31, 2000 follows:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Met Investors Lord Abbett Growth and Income Portfolio       2001             $ 27,391              $ 23,531           $ 3,860
                                                                  2000               67,407                61,043             6,364

      Met Investors Lord Abbett Growth and Income Portfolio B     2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Bond Debenture Portfolio                      2001                5,216                 5,204                12
                                                                  2000               18,683                18,552               131

      Met Investors Bond Debenture Portfolio B                    2001                    8                     8                 -
                                                                  2000                    -                     -                 -

      Met Investors Developing Growth Portfolio                   2001                1,888                 2,222              (334)
                                                                  2000                  826                   804                22

      Met Investors Developing Growth Portfolio B                 2001                    9                     8                 1
                                                                  2000                    -                     -                 -

      Met Investors Large Cap Research Portfolio                  2001               46,513                39,678             6,835
                                                                  2000                1,465                 1,269               196

      Met Investors Mid-Cap Value Portfolio                       2001                1,624                 1,133               491
                                                                  2000                  881                   749               132

      Met Investors Mid-Cap Value Portfolio B                     2001                   10                    11                (1)
                                                                  2000                    -                     -                 -

      Met Investors Quality Bond Portfolio                        2001                4,172                 3,931               241
                                                                  2000               14,513                14,553               (40)

      Met Investors Quality Bond Portfolio B                      2001                   10                    10                 -
                                                                  2000                    -                     -                 -

      Met Investors Small Cap Stock Portfolio                     2001                5,613                 5,128               485
                                                                  2000                5,745                 4,236             1,509




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------



      Met Investors Small Cap Stock Portfolio B                   2001                  $ 3                   $ 3               $ -
                                                                  2000                    -                     -                 -

      Met Investors Enhanced Index Portfolio                      2001               10,277                11,298            (1,021)
                                                                  2000               13,513                12,825               688

      Met Investors Enhanced Index Portfolio B                    2001                    3                     3                 -
                                                                  2000                    -                     -                 -

      Met Investors Select Equity Portfolio                       2001                8,683                 8,819              (136)
                                                                  2000               11,947                10,844             1,103

      Met Investors Select Equity Portfolio B                     2001                    6                     6                 -
                                                                  2000                    -                     -                 -

      Met Investors International Equity Portfolio                2001                8,104                 8,652              (548)
                                                                  2000               10,652                 9,184             1,468

      Met Investors International Equity Portfolio B              2001                    5                     5                 -
                                                                  2000                    -                     -                 -

      Met Investors Balanced Portfolio                            2001                  152                   153                (1)
                                                                  2000                1,333                 1,311                22

      Met Investors Equity Income Portfolio                       2001                  528                   488                40
                                                                  2000                  956                   973               (17)

      Met Investors Growth and Income Equity Portfolio            2001                  387                   398               (11)
                                                                  2000                1,350                 1,237               113

      Met Investors Putnam Research Portfolio B                   2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Oppenheimer Capital Appreciation B            2001                    -                     -                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------



      Met Investors PIMCO Money Market Portfolio B                2001                  $ 9                   $ 9               $ -
                                                                  2000                    -                     -                 -

      Met Investors Janus Aggressive Growth Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Lord Abbett Growth Opportunity                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Lord Abbett Growth Opportunity Portfolio B    2001                    1                     1                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Total Return Bond Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Innovation Portfolio B                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Mid Cap Growth Portfolio B                2001                   15                    15                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Research International Portfolio B        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      GACC Money Market Fund                                      2001               22,491                22,577               (86)
                                                                  2000               60,041                57,995             2,046

      Russell Multi-Style Equity Fund                             2001                1,473                 1,752              (279)
                                                                  2000                3,759                 3,680                79

      Russell Aggressive Equity Fund                              2001                  457                   521               (64)
                                                                  2000                  863                   808                55

      Russell Non-US Fund                                         2001                  695                   812              (117)
                                                                  2000                1,546                 1,445               101





METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Russell Core Bond Fund                                      2001              $ 1,257               $ 1,258              $ (1)
                                                                  2000                2,789                 2,922              (133)

      Russell Real Estate Securities Fund                         2001                   83                    76                 7
                                                                  2000                  235                   222                13

      AIM V.I. Value Fund                                         2001                2,192                 2,697              (505)
                                                                  2000                  642                   702               (60)

      AIM V.I. Capital Appreciation Fund                          2001                1,060                 1,410              (350)
                                                                  2000                  539                   602               (63)

      AIM V.I. International Equity Fund                          2001                7,097                 8,854            (1,757)
                                                                  2000               15,335                15,512              (177)

      Alliance Premier Growth Portfolio                           2001                  570                   699              (129)
                                                                  2000                  323                   317                 6

      Alliance Premier Growth Portfolio B                         2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Real Estate Investment Portfolio         2001                  902                   854                48
                                                                  2000                  284                   292                (8)

      Alliance Bernstein Real Estate Investment Portfolio B       2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Small Cap Portfolio B                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Value Portfolio B                        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Liberty Newport Tiger Fund, Variable Series                 2001                2,106                 2,209              (103)
                                                                  2000                5,324                 5,280                44

      Goldman Sachs Growth and Income Fund                        2001                  156                   172               (16)
                                                                  2000                  978                   992               (14)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Goldman Sachs International Equity Fund                     2001                $ 148                 $ 175             $ (27)
                                                                  2000                  372                   369                 3

      Goldman Sachs Global Income Fund                            2001                  270                   276                (6)
                                                                  2000                   99                   100                (1)

      Goldman Sachs Internet Tollkeeper Fund                      2001                   33                    45               (12)
                                                                  2000                    9                    11                (2)

      Scudder II Dreman High Return Equity Portfolio              2001                  154                   138                16
                                                                  2000                   92                   111               (19)

      Scudder II Small Cap Growth Portfolio                       2001                2,913                 4,454            (1,541)
                                                                  2000                  504                   439                65

      Scudder II Small Cap Value Portfolio                        2001                5,084                 4,426               658
                                                                  2000                  831                   839                (8)

      Scudder II Government Securities Portfolio                  2001                2,365                 2,323                42
                                                                  2000                  857                   896               (39)

      MFS Bond Series                                             2001                  198                   190                 8
                                                                  2000                  618                   626                (8)

      MFS Research Series                                         2001                  433                   552              (119)
                                                                  2000                  409                   349                60

      MFS Research Series B                                       2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Investors Trust Series                                  2001                  151                   171               (20)
                                                                  2000                  438                   419                19

      MFS Investors Trust Series B                                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Emerging Growth Series                                  2001                1,648                 1,963              (315)
                                                                  2000                2,085                 1,427               658



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      MFS Emerging Growth Series B                                2001                  $ -                   $ -               $ -
                                                                  2000                    -                     -                 -

      MFS Emerging Markets Equity Series                          2001                   84                    88                (4)
                                                                  2000                  109                    94                15

      MFS High Income Series                                      2001                  205                   253               (48)
                                                                  2000                  454                   470               (16)

      MFS High Income Series B                                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Global Governments Series                               2001                   63                    62                 1
                                                                  2000                   96                    96                 -

      MFS Global Governments Series B                             2001                    3                     3                 -
                                                                  2000                    -                     -                 -

      MFS New Discovery Series                                    2001                   28                    31                (3)
                                                                  2000                    -                     -                 -

      MFS New Discovery Series B                                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MetLife Putnam International Stock Portfolio                2001                    3                     3                 -
                                                                  2000                   21                    21                 -

      MetLife Putnam Large Cap Growth Portfolio                   2001                    4                     5                (1)
                                                                  2000                   23                    25                (2)

      Oppenheimer Capital Appreciation Fund                       2001                  425                   437               (12)
                                                                  2000                  242                   212                30

      Oppenheimer Main Street Growth & Income Fund                2001                  438                   490               (52)
                                                                  2000                  550                   526                24

      Oppenheimer High Income Fund                                2001                  139                   160               (21)
                                                                  2000                  265                   293               (28)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Oppenheimer Bond Fund                                       2001                $ 761                 $ 803             $ (42)
                                                                  2000                  911                   970               (59)

      Oppenheimer Strategic Bond Fund                             2001                  369                   381               (12)
                                                                  2000                  478                   498               (20)

      Putnam VT Growth and Income Fund                            2001                1,561                 1,663              (102)
                                                                  2000                1,622                 1,771              (149)

      Putnam VT Growth and Income Fund B                          2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT New Value Fund                                    2001                  290                   260                30
                                                                  2000                  161                   165                (4)

      Putnam VT New Value Fund B                                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT Vista Fund                                        2001                  460                   613              (153)
                                                                  2000                  893                   812                81

      Putnam VT Vista Fund B                                      2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT International Growth Fund                         2001                1,311                 1,512              (201)
                                                                  2000                3,582                 2,912               670

      Putnam VT International Growth Fund B                       2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Putnam VT International New Opportunities Fund              2001                  738                 1,096              (358)
                                                                  2000                  542                   614               (72)

      Putnam VT International New Opportunities Fund B            2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Templeton Global Income Securities Fund                     2001                   36                    37                (1)
                                                                  2000                  112                   117                (5)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Templeton Global Income Securities Fund B                   2001                  $ 4                   $ 4               $ -
                                                                  2000                    -                     -                 -

      Franklin Small Cap Fund                                     2001                  356                   443               (87)
                                                                  2000                  581                   641               (60)

      Franklin Small Cap Fund B                                   2001                    2                     2                 -
                                                                  2000                    -                     -                 -

      Templeton Growth Securities Fund                            2001                  114                   118                (4)
                                                                  2000                  144                   150                (6)

      Templeton Growth Securities Fund B                          2001                    1                     1                 -
                                                                  2000                    -                     -                 -

      Templeton International Securities Fund                     2001                3,579                 3,953              (374)
                                                                  2000                7,689                 7,890              (201)

      Templeton International Securities Fund B                   2001                    6                     6                 -
                                                                  2000                    -                     -                 -

      Templeton Developing Markets Securities Fund                2001                  415                   478               (63)
                                                                  2000                  253                   219                34

      Templeton Developing Markets Securities Fund B              2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Templeton Mutual Shares Securities Fund                     2001                  177                   154                23
                                                                  2000                  342                   329                13

      Templeton Mutual Shares Securities Fund B                   2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Franklin Large Cap Growth Securities Fund                   2001                  350                   367               (17)
                                                                  2000                  155                   151                 4

      Franklin Large Cap Growth Securities Fund B                 2001                    2                     2                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Fidelity VIP Growth Portfolio                               2001                $ 101                 $ 118             $ (17)
                                                                  2000                  368                   384               (16)

      Fidelity VIP Growth Portfolio B                             2001                    4                     4                 -
                                                                  2000                    -                     -                 -

      Fidelity VIP II Contrafund Portfolio                        2001                  154                   186               (32)
                                                                  2000                  313                   323               (10)

      Fidelity VIP III Growth Opportunities Portfolio             2001                   31                    40                (9)
                                                                  2000                  141                   156               (15)

      Fidelity VIP III Growth & Income Portfolio                  2001                  129                   146               (17)
                                                                  2000                  306                   317               (11)

      Fidelity VIP Equity-Income Portfolio                        2001                  109                   114                (5)
                                                                  2000                  160                   165                (5)

      Fidelity VIP Equity-Income Portfolio B                      2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Fidelity VIP High Income Portfolio B                        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      American Century VP Income & Growth Fund                    2001                    9                    10                (1)
                                                                  2000                  145                   144                 1

      American Century VP International Fund                      2001                   31                    42               (11)
                                                                  2000                  121                   132               (11)

      American Century VP Value Fund                              2001                  348                   317                31
                                                                  2000                  140                   137                 3

      Zenith Davis Venture Value Fund E                           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Zenith Harris Oakmark Mid Cap Value Fund B                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS), CONTINUED:

                                                                                                 Realized Gain (Loss)
                                                                          ----------------------------------------------------------
                                                                              Aggregate           Aggregate Cost
                                                                Year or    Proceeds from Sales    of Fund Shares         Realized
                                                                Period      of Fund Shares           Redeemed          Gain (Loss)
                                                               --------   ------------------    ------------------    --------------


      Dreyfus Stock Index Portfolio                               2001                 $ 26                  $ 29              $ (3)
                                                                  2000                   15                    15                 -

      Dreyfus Stock Index Portfolio B                             2001                   29                    32                (3)
                                                                  2000                    2                     2                 -

      Dreyfus VIF Disciplined Stock Portfolio B                   2001                    2                     2                 -
                                                                  2000                    -                     -                 -

      Dreyfus VIF Capital Appreciation                            2001                  119                   129               (10)
                                                                  2000                  232                   225                 7

      Dreyfus VIF Capital Appreciation Portfolio B                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      INVESCO VIF Dynamics Fund                                   2001                  135                   188               (53)
                                                                  2000                  129                   139               (10)

      INVESCO VIF High Yield Fund                                 2001                   13                    14                (1)
                                                                  2000                   11                    11                 -

      PIMCO High Yield Bond Portfolio                             2001                    4                     4                 -
                                                                  2000                   29                    30                (1)

      PIMCO Low Duration Bond Portfolio                           2001                    1                     1                 -
                                                                  2000                    1                     1                 -

      PIMCO StocksPLUS Growth & Income Portfolio                  2001                   34                    42                (8)
                                                                  2000                   10                    10                 -

      PIMCO Total Return Bond Portfolio                           2001                   22                    21                 1
                                                                  2000                   27                    27                 -

      Scudder I International Portfolio                           2001                  248                   310               (62)
                                                                  2000                  112                   122               (10)

      Scudder I International Portfolio B                         2001                    -                     -                 -
                                                                  2000                    -                     -                 -




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION

                                                                                         Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Met Investors Lord Abbett Growth and Income Portfolio       2001            $ 120,785             $ 169,611         $ (48,826)
                                                                  2000              169,611                84,856            84,755

      Met Investors Lord Abbett Growth and Income Portfolio B     2001                 (164)                    -              (164)
                                                                  2000                    -                     -                 -

      Met Investors Bond Debenture Portfolio                      2001              (12,766)               (4,453)           (8,313)
                                                                  2000               (4,453)                4,348            (8,801)

      Met Investors Bond Debenture Portfolio B                    2001                 (129)                    -              (129)
                                                                  2000                    -                     -                 -

      Met Investors Developing Growth Portfolio                   2001               (3,521)               (2,211)           (1,310)
                                                                  2000               (2,211)                7,602            (9,813)

      Met Investors Developing Growth Portfolio B                 2001                   17                     -                17
                                                                  2000                    -                     -                 -

      Met Investors Large Cap Research Portfolio                  2001                    -                 8,614            (8,614)
                                                                  2000                8,614                 6,817             1,797

      Met Investors Mid-Cap Value Portfolio                       2001               14,084                18,377            (4,293)
                                                                  2000               18,377                 1,426            16,951

      Met Investors Mid-Cap Value Portfolio B                     2001                 (175)                    -              (175)
                                                                  2000                    -                     -                 -

      Met Investors Quality Bond Portfolio                        2001                1,698                 3,222            (1,524)
                                                                  2000                3,222                (1,015)            4,237

      Met Investors Quality Bond Portfolio B                      2001                  (36)                    -               (36)
                                                                  2000                    -                     -                 -

      Met Investors Small Cap Stock Portfolio                     2001                1,774                14,164           (12,390)
                                                                  2000               14,164                30,039           (15,875)

      Met Investors Small Cap Stock Portfolio B                   2001                   (5)                    -                (5)
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Met Investors Enhanced Index Portfolio                      2001            $ (22,296)            $ (11,057)        $ (11,239)
                                                                  2000              (11,057)               36,556           (47,613)

      Met Investors Enhanced Index Portfolio B                    2001                  (11)                    -               (11)
                                                                  2000                    -                     -                 -

      Met Investors Select Equity Portfolio                       2001               (5,180)                3,379            (8,559)
                                                                  2000                3,379                33,989           (30,610)

      Met Investors Select Equity Portfolio B                     2001                  (31)                    -               (31)
                                                                  2000                    -                     -                 -

      Met Investors International Equity Portfolio                2001              (23,659)                2,750           (26,409)
                                                                  2000                2,750                33,733           (30,983)

      Met Investors International Equity Portfolio B              2001                  (39)                    -               (39)
                                                                  2000                    -                     -                 -

      Met Investors Balanced Portfolio                            2001                 (124)                    4              (128)
                                                                  2000                    4                   311              (307)

      Met Investors Equity Income Portfolio                       2001                  412                   459               (47)
                                                                  2000                  459                  (266)              725

      Met Investors Growth and Income Equity Portfolio            2001               (1,324)                  607            (1,931)
                                                                  2000                  607                 2,123            (1,516)

      Met Investors Putnam Research Portfolio B                   2001                    1                     -                 1
                                                                  2000                    -                     -                 -

      Met Investors Oppenheimer Capital Appreciation Portfolio B  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Money Market Portfolio B                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors Janus Aggressive Growth Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------

      Met Investors Lord Abbett Growth Opportunity Portfolio      2001                 $ (2)                  $ -              $ (2)
                                                                  2000                    -                     -                 -

      Met Investors Lord Abbet Growth Opportunity Portfolio B     2001                    2                     -                 2
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Total Return Bond Portfolio B           2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors PIMCO Innovation Portfolio B                  2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Mid Cap Growth Portfolio B                2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Met Investors MFS Research International Portfolio B        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      GACC Money Market Fund                                      2001                  219                  (603)              822
                                                                  2000                 (603)                1,215            (1,818)

      Russell Multi-Style Equity Fund                             2001              (10,389)               (4,417)           (5,972)
                                                                  2000               (4,417)                5,696           (10,113)

      Russell Aggressive Equity Fund                              2001                 (569)                 (629)               60
                                                                  2000                 (629)                  736            (1,365)

      Russell Non-US Fund                                         2001               (4,134)                 (903)           (3,231)
                                                                  2000                 (903)                4,785            (5,688)

      Russell Core Bond Fund                                      2001                 (298)                 (429)              131
                                                                  2000                 (429)                1,947            (2,376)

      Russell Real Estate Securities Fund                         2001                  368                   241               127
                                                                  2000                  241                    (9)              250

      AIM V.I. Value Fund                                         2001              (14,847)              (10,227)           (4,620)
                                                                  2000              (10,227)                6,206           (16,433)




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------




      AIM V.I. Capital Appreciation Fund                          2001            $ (13,361)             $ (5,866)         $ (7,495)
                                                                  2000               (5,866)                3,597            (9,463)

      AIM V.I. International Equity Fund                          2001                 (681)               (1,283)              602
                                                                  2000               (1,283)                1,008            (2,291)

      Alliance Premier Growth Portfolio                           2001              (16,980)               (6,234)          (10,746)
                                                                  2000               (6,234)                8,366           (14,600)

      Alliance Premier Growth Portfolio B                         2001                 (180)                    -              (180)
                                                                  2000                    -                     -                 -

      Alliance Real Estate Investment Portfolio                   2001                1,047                   663               384
                                                                  2000                  663                  (407)            1,070

      Alliance Bernstein Real Estate Investment Portfolio B       2001                   18                     -                18
                                                                  2000                    -                     -                 -

      Alliance Bernstein Small Cap Portfolio B                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Alliance Bernstein Value Portfolio B                        2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      Liberty Newport Tiger Fund, Variable Series                 2001                  (65)                  (65)                -
                                                                  2000                  (65)                  101              (166)

      Goldman Sachs Growth and Income Fund                        2001                 (706)                 (334)             (372)
                                                                  2000                 (334)                   (2)             (332)

      Goldman Sachs International Equity Fund                     2001                 (866)                 (349)             (517)
                                                                  2000                 (349)                  436              (785)

      Goldman Sachs Global Income Fund                            2001                   (5)                  (34)               29
                                                                  2000                  (34)                  (15)              (19)




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------

      Goldman Sachs Internet Tollkeeper Fund                      2001               $ (229)               $ (175)            $ (54)
                                                                  2000                 (175)                    -              (175)

      Scudder II Dreman High Return Equity Portfolio              2001                  122                    16               106
                                                                  2000                   16                    20                (4)

      Scudder II Small Cap Growth Portfolio                       2001                2,622                  (553)            3,175
                                                                  2000                 (553)                  542            (1,095)

      Scudder II Small Cap Value Portfolio                        2001                5,019                   210             4,809
                                                                  2000                  210                    40               170

      Scudder II Government Securities Portfolio                  2001                2,025                    55             1,970
                                                                  2000                   55                   (48)              103

      MFS Bond Series                                             2001                   (2)                   47               (49)
                                                                  2000                   47                    (6)               53

      MFS Research Series                                         2001              (14,470)                  562           (15,032)
                                                                  2000                  562                 3,094            (2,532)

      MFS Research Series B                                       2001                   (8)                    -                (8)
                                                                  2000                    -                     -                 -

      MFS Investors Trust Series                                  2001               (5,526)                1,138            (6,664)
                                                                  2000                1,138                 1,415              (277)

      MFS Investors Trust Series B                                2001                  (32)                    -               (32)
                                                                  2000                    -                     -                 -

      MFS Emerging Growth Series                                  2001               (6,390)                2,255            (8,645)
                                                                  2000                2,255                12,069            (9,814)

      MFS Emerging Growth Series B                                2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -

      MFS Emerging Markets Equity Series                          2001                    -                   (10)               10
                                                                  2000                  (10)                  (24)               14




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      MFS High Income Series                                      2001             $ (3,019)               $ (789)         $ (2,230)
                                                                  2000                 (789)                  (58)             (731)

      MFS High Income Series B                                    2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS Global Governments Series                               2001                   (7)                    3               (10)
                                                                  2000                    3                    (3)                6

      MFS Global Governments Series B                             2001                    -                     -                 -
                                                                  2000                    -                     -                 -

      MFS New Discovery Series                                    2001                 (316)                   (4)             (312)
                                                                  2000                   (4)                    -                (4)

      MFS New Discovery Series B                                  2001                    5                     -                 5
                                                                  2000                    -                     -                 -

      MetLife Putnam International Stock Portfolio                2001                  (44)                    6               (50)
                                                                  2000                    6                     -                 6

      MetLife Putnam Large Cap Growth Portfolio                   2001                 (100)                  (36)              (64)
                                                                  2000                  (36)                    -               (36)

      Oppenheimer Capital Appreciation Fund                       2001               (1,033)                  762            (1,795)
                                                                  2000                  762                 1,754              (992)

      Oppenheimer Main Street Growth & Income Fund                2001               (1,806)                 (875)             (931)
                                                                  2000                 (875)                  877            (1,752)

      Oppenheimer High Income Fund                                2001                 (630)                 (395)             (235)
                                                                  2000                 (395)                  (40)             (355)

      Oppenheimer Bond Fund                                       2001                 (716)                 (433)             (283)
                                                                  2000                 (433)                 (317)             (116)

      Oppenheimer Strategic Bond Fund                             2001                 (334)                 (162)             (172)
                                                                  2000                 (162)                    -              (162)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                       Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------



      Putnam VT Growth and Income Fund                            2001             $ (2,389)             $ (1,160)         $ (1,229)
                                                                  2000               (1,160)                 (991)             (169)

      Putnam VT Growth and Income Fund B                          2001                   (4)                    -                (4)
                                                                  2000                    -                     -                 -

      Putnam VT New Value Fund                                    2001                  214                   171                43
                                                                  2000                  171                   (22)              193

      Putnam VT New Value Fund B                                  2001                    1                     -                 1
                                                                  2000                    -                     -                 -

      Putnam VT Vista Fund                                        2001               (4,302)                  (40)           (4,262)
                                                                  2000                  (40)                1,687            (1,727)

      Putnam VT Vista Fund B                                      2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -

      Putnam VT International Growth Fund                         2001               (5,301)                1,554            (6,855)
                                                                  2000                1,554                 6,805            (5,251)

      Putnam VT International Growth Fund B                       2001                  (45)                    -               (45)
                                                                  2000                    -                     -                 -

      Putnam VT International New Opportunities Fund              2001               (2,073)               (1,478)             (595)
                                                                  2000               (1,478)                  860            (2,338)

      Putnam VT International New Opportunities Fund B            2001                   (2)                    -                (2)
                                                                  2000                    -                     -                 -

      Templeton Global Income Securities Fund                     2001                  (55)                   24               (79)
                                                                  2000                   24                    (3)               27

      Templeton Global Income Securities Fund B                   2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -





METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                     Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Franklin Small Cap Fund                                     2001             $ (1,407)               $ (908)           $ (499)
                                                                  2000                 (908)                  231            (1,139)

      Franklin Small Cap Fund B                                   2001                   (1)                    -                (1)
                                                                  2000                    -                     -                 -

      Templeton Growth Securities Fund                            2001                 (598)                    2              (600)
                                                                  2000                    2                    60               (58)

      Templeton Growth Securities Fund B                          2001                  (29)                    -               (29)
                                                                  2000                    -                     -                 -

      Templeton International Securities Fund                     2001               (5,468)                 (532)           (4,936)
                                                                  2000                 (532)                1,005            (1,537)

      Templeton International Securities Fund B                   2001                  (98)                    -               (98)
                                                                  2000                    -                     -                 -

      Templeton Developing Markets Securities Fund                2001                 (902)                 (803)              (99)
                                                                  2000                 (803)                  872            (1,675)

      Templeton Developing Markets Securities Fund B              2001                   (5)                    -                (5)
                                                                  2000                    -                     -                 -

      Templeton Mutual Shares Securities Fund                     2001                1,027                   829               198
                                                                  2000                  829                   153               676

      Templeton Mutual Shares Securities Fund B                   2001                  (35)                    -               (35)
                                                                  2000                    -                     -                 -

      Franklin Large Cap Growth Securities Fund                   2001               (1,935)                 (108)           (1,827)
                                                                  2000                 (108)                  161              (269)

      Franklin Large Cap Growth Securities Fund B                 2001                  (77)                    -               (77)
                                                                  2000                    -                     -                 -

      Fidelity VIP Growth  Portfolio                              2001                 (963)                 (381)             (582)
                                                                  2000                 (381)                  310              (691)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                       Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Fidelity VIP Growth Portfolio B                             2001                 $ (0)                  $ -              $ (0)
                                                                  2000                    -                     -                 -

      Fidelity VIP II Contrafund Portfolio                        2001                 (743)                 (249)             (494)
                                                                  2000                 (249)                  267              (516)

      Fidelity VIP III Growth Opportunities Portfolio             2001                 (276)                 (194)              (82)
                                                                  2000                 (194)                   28              (222)

      Fidelity VIP III Growth & Income Portfolio                  2001                 (453)                 (111)             (342)
                                                                  2000                 (111)                  213              (324)

      Fidelity VIP Equity-Income Portfolio                        2001                  (57)                   82              (139)
                                                                  2000                   82                    17                65

      Fidelity VIP Equity-Income Portfolio B                      2001                   (2)                    -                (2)
                                                                  2000                    -                     -                 -

      Fidelity VIP High Income Portfolio B                        2001                    0                     -                 0
                                                                  2000                    -                     -                 -

      American Century VP Income & Growth Fund                    2001                 (988)                 (561)             (427)
                                                                  2000                 (561)                    7              (568)

      American Century VP International Fund                      2001                 (249)                  (58)             (191)
                                                                  2000                  (58)                    -               (58)

      American Century VP Value Fund                              2001                1,048                   674               374
                                                                  2000                  674                     2               672

      Zenith Davis Venture Value Fund E                           2001                    1                     -                 1
                                                                  2000                    -                     -                 -

      Zenith Harris Oakmark Mid Cap Value Fund B                  2001                    0                     -                 0
                                                                  2000                    -                     -                 -

      Dreyfus Stock Index Portfolio                               2001                 (241)                 (124)             (117)
                                                                  2000                 (124)                    -              (124)



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited
(In thousands of dollars)


(7)   CHANGE IN UNREALIZED APPRECIATION, CONTINUED:

                                                                                      Unrealized Appreciation (Depreciation)
                                                                          ----------------------------------------------------------
                                                                             Appreciation          Appreciation
                                                                Year or     (Depreciation)        (Depreciation)
                                                                Period      End of Period        Beginning of Period      Change
                                                               --------   ------------------    ------------------    --------------


      Dreyfus Stock Index Portfolio B                             2001                 $ (1)                  $ -               $ -
                                                                  2000                    -                     -                 -

      Dreyfus VIF Disciplined Stock Portfolio                     2001                  (40)                $ (22)            $ (18)
                                                                  2000                  (22)                    -               (22)

      Dreyfus VIF Disciplined Stock Portfolio B                   2001                   (2)                    -                 -
                                                                  2000                    -                     -                 -

      Dreyfus VIF Capital Appreciation Portfolio                  2001                 (499)                 (161)             (338)
                                                                  2000                 (161)                    1              (162)

      Dreyfus VIF Capital Appreciation Portfolio B                2001                  (27)                    -               (27)
                                                                  2000                    -                     -                 -

      INVESCO VIF Dynamics Fund                                   2001               (1,615)                 (642)             (973)
                                                                  2000                 (642)                    8              (650)

      INVESCO VIF High Yield Fund                                 2001                 (519)                 (196)             (323)
                                                                  2000                 (196)                    -              (196)

      PIMCO High Yield Bond Portfolio                             2001                   (9)                   (2)               (7)
                                                                  2000                   (2)                    -                (2)

      PIMCO Low Duration Bond Portfolio                           2001                    0                     1                (1)
                                                                  2000                    1                     -                 1

      PIMCO StockPLUS Growth & Income Portfolio                   2001                  (88)                  (63)              (25)
                                                                  2000                  (63)                    -               (63)

      PIMCO Total Return Bond Portfolio                           2001                   80                   134               (54)
                                                                  2000                  134                     -               134

      Scudder I International Portfolio                           2001               (1,416)                 (315)           (1,101)
                                                                  2000                 (315)                   11              (326)

      Scudder I International Portfolio B                         2001                  (19)                    -               (19)
                                                                  2000                    -                     -                 -


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units:
       Met Investors Lord Abbett Growth and Income                  20,311,313   19,739,469   21,128,621            -            -
       Met Investors Lord Abbett Growth and Income Series A            269,602       83,643            -            -            -
       Met Investors Lord Abbett Growth and Income B                   101,766            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series A           7,823            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series E           1,233            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series F           2,287            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series G             624            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series I           4,835            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series K          49,408            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series L               2            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series N           6,608            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series O               2            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series P               3            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series Q               2            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series S               3            -            -            -            -
       Met Investors Lord Abbett Growth and Income B, Series T               2            -            -            -            -
       Met Investors Bond Debenture                                 10,311,647   10,379,151   11,413,993    8,184,894    3,945,097
       Met Investors Bond Debenture Series A                            85,665       25,850            -            -            -
       Met Investors Bond Debenture B                                   49,504            -            -            -            -
       Met Investors Bond Debenture B, Series A                          6,010            -            -            -            -
       Met Investors Bond Debenture B, Series E                              7            -            -            -            -
       Met Investors Bond Debenture B, Series F                          9,660            -            -            -            -
       Met Investors Bond Debenture B, Series G                             21            -            -            -            -
       Met Investors Bond Debenture B, Series I                          4,754            -            -            -            -
       Met Investors Bond Debenture B, Series K                         27,228            -            -            -            -
       Met Investors Bond Debenture B, Series L                              7            -            -            -            -
       Met Investors Bond Debenture B, Series N                          8,289            -            -            -            -
       Met Investors Bond Debenture B, Series O                              7            -            -            -            -
       Met Investors Bond Debenture B, Series P                            267            -            -            -            -
       Met Investors Bond Debenture B, Series Q                              7            -            -            -            -
       Met Investors Bond Debenture B, Series S                              7            -            -            -            -
       Met Investors Bond Debenture B, Series T                              7            -            -            -            -
       Met Investors Developing Growth                               3,295,696    3,364,546    2,153,899    1,342,201      148,658
       Met Investors Developing Growth, Series A                        88,234       45,222            -            -            -
       Met Investors Developing Growth B                                20,292            -            -            -            -
       Met Investors Developing Growth B, Series A                         820            -            -            -            -
       Met Investors Developing Growth B, Series E                          10            -            -            -            -
       Met Investors Developing Growth B, Series F                         974            -            -            -            -
       Met Investors Developing Growth B, Series G                          10            -            -            -            -
       Met Investors Developing Growth B, Series I                         362            -            -            -            -
       Met Investors Developing Growth B, Series K                       8,984            -            -            -            -
       Met Investors Developing Growth B, Series N                         185            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity                     15,271            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity, Series A               10            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B                   42,718            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED:

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors Lord Abbett Growth Opportunity B, Series A          4,128            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series E            345            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series F            228            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series G             11            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series I          1,292            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series K         14,849            -            -            -            -
       Met Investors Lord Abbett Growth Opportunity B, Series N            194            -            -            -            -
       Met Investors Mid-Cap Value                                   3,722,106    3,377,783    2,528,900    1,642,553      194,386
       Met Investors Mid-Cap Value, Series A                            44,269       12,715            -            -            -
       Met Investors Mid-Cap Value B                                    67,146            -            -            -            -
       Met Investors Mid-Cap Value B, Series A                           6,544            -            -            -            -
       Met Investors Mid-Cap Value B, Series E                             427            -            -            -            -
       Met Investors Mid-Cap Value B, Series F                           2,097            -            -            -            -
       Met Investors Mid-Cap Value B, Series G                              18            -            -            -            -
       Met Investors Mid-Cap Value B, Series I                           1,961            -            -            -            -
       Met Investors Mid-Cap Value B, Series K                          36,060            -            -            -            -
       Met Investors Mid-Cap Value B, Series N                           7,394            -            -            -            -
       Met Investors Large Cap Research                                      -    2,796,457    2,260,424    1,094,920      124,559
       Met Investors Large Cap Research Series A                             -       15,287            -            -            -
       Met Investors Quality Bond                                    6,680,364    6,709,012    7,608,610    3,323,343    1,433,081
       Met Investors Quality Bond, Series A                             14,367        6,623            -            -            -
       Met Investors Quality Bond B                                     23,599            -            -            -            -
       Met Investors Quality Bond B, Series A                            1,114            -            -            -            -
       Met Investors Quality Bond B, Series E                                8            -            -            -            -
       Met Investors Quality Bond B, Series F                               38            -            -            -            -
       Met Investors Quality Bond B, Series G                                8            -            -            -            -
       Met Investors Quality Bond B, Series I                            4,579            -            -            -            -
       Met Investors Quality Bond B, Series K                           22,023            -            -            -            -
       Met Investors Quality Bond B, Series N                            9,052            -            -            -            -
       Met Investors Small Cap Stock                                 5,149,908    5,473,303    5,435,852    5,532,610    3,940,243
       Met Investors Small Cap Stock, Series A                          29,947       13,678            -            -            -
       Met Investors Small Cap Stock B                                   1,491            -            -            -            -
       Met Investors Small Cap Stock B, Series A                           132            -            -            -            -
       Met Investors Small Cap Stock B, Series E                            95            -            -            -            -
       Met Investors Small Cap Stock B, Series F                           120            -            -            -            -
       Met Investors Small Cap Stock B, Series G                             7            -            -            -            -
       Met Investors Small Cap Stock B, Series I                           107            -            -            -            -
       Met Investors Small Cap Stock B, Series K                         1,650            -            -            -            -
       Met Investors Small Cap Stock B, Series N                             8            -            -            -            -
       Met Investors Enhanced Index                                 10,193,725   10,667,988   10,050,149    4,178,035    1,473,929
       Met Investors Enhanced Index, Series A                          134,410       54,158            -            -            -
       Met Investors Enhanced Index B                                    7,535            -            -            -            -
       Met Investors Enhanced Index B, Series A                            490            -            -            -            -
       Met Investors Enhanced Index B, Series E                            285            -            -            -            -
       Met Investors Enhanced Index B, Series F                          5,996            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors Enhanced Index B, Series G                              5            -            -            -            -
       Met Investors Enhanced Index B, Series I                          3,335            -            -            -            -
       Met Investors Enhanced Index B, Series K                          9,533            -            -            -            -
       Met Investors Enhanced Index B, Series N                            741            -            -            -            -
       Met Investors Select Equity                                  11,593,883   12,047,555   12,271,286   10,544,818    6,903,606
       Met Investors Select Equity, Series A                            64,426       19,028            -            -            -
       Met Investors Select Equity B                                    45,327            -            -            -            -
       Met Investors Select Equity B, Series A                           1,806            -            -            -            -
       Met Investors Select Equity B, Series E                               6            -            -            -            -
       Met Investors Select Equity B, Series F                             478            -            -            -            -
       Met Investors Select Equity B, Series G                             289            -            -            -            -
       Met Investors Select Equity B, Series I                           1,535            -            -            -            -
       Met Investors Select Equity B, Series K                           9,136            -            -            -            -
       Met Investors Select Equity B, Series N                             453            -            -    7,309,325    5,440,592
       Met Investors International Equity                            7,453,218    7,802,123    7,578,951      286,511       38,079
       Met Investors International Equity, Series A                     56,915       19,835            -            -            -
       Met Investors International Equity B                             12,335            -            -            -            -
       Met Investors International Equity B, Series A                    2,081            -            -            -            -
       Met Investors International Equity B, Series E                        8            -            -            -            -
       Met Investors International Equity B, Series F                        8            -            -            -            -
       Met Investors International Equity B, Series G                        8            -            -            -            -
       Met Investors International Equity B, Series I                      122            -            -            -            -
       Met Investors International Equity B, Series K                    4,530            -            -            -            -
       Met Investors International Equity B, Series N                      165            -            -            -            -
       Met Investors Balanced Portfolio                                685,225      665,772      678,937      286,953       49,725
       Met Investors Equity Income Portfolio                           414,745      435,002      467,721      641,789      121,673
       Met Investors Growth and Income Equity Portfolio              1,063,485    1,054,184    1,072,066    1,473,737      311,051
       GACC Money Market                                             2,348,830    2,265,284    3,709,173    2,328,430            -
       GACC Money Market, Series A                                       4,988           10            -            -            -
       Russell Multi-Style Equity Fund                               4,803,488    4,567,652    3,839,689      536,278            -
       Russell Aggressive Equity Fund                                1,068,212    1,066,818      907,258      925,792            -
       Russell Non-US Fund                                           1,965,633    1,864,835    1,566,787            -            -
       Russell Core Bond Fund                                        3,065,865    2,979,535    2,654,149    1,609,851            -
       Russell Real Estate Securities Fund                             208,856      171,854       67,264            -            -
       AIM V.I. Value                                                6,132,288    5,573,084    2,544,761      521,890            -
       AIM V.I. Value, Series A                                        158,546       67,798            -            -            -
       AIM V.I. Value, Series E                                            302            -            -            -            -
       AIM V.I. Value, Series F                                          1,088            -            -            -            -
       AIM V.I. Value, Series G                                             22            -            -            -            -
       AIM V.I. Value, Series I                                          2,454            -            -            -            -
       AIM V.I. Value, Series K                                         34,549            -            -            -            -
       AIM V.I. Value, Series N                                         10,587            -            -            -            -
       AIM V.I. Capital Appreciation                                 3,517,326    3,126,329      901,235      183,488            -
       AIM V.I. Capital Appreciation, Series A                         170,958       59,281            -            -            -
       AIM V.I. Capital Appreciation, Series E                             113            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       AIM V.I. Capital Appreciation, Series F                           3,507            -            -            -            -
       AIM V.I. Capital Appreciation, Series G                              24            -            -            -            -
       AIM V.I. Capital Appreciation, Series I                           4,049            -            -            -            -
       AIM V.I. Capital Appreciation, Series K                          32,618            -            -            -            -
       AIM V.I. Capital Appreciation, Series N                          12,846            -            -            -            -
       AIM V.I. International Equity                                   672,164      604,303      277,998      204,072            -
       AIM V.I. International Equity, Series A                          34,925       19,455            -            -            -
       AIM V.I. International Equity, Series E                               9            -            -            -            -
       AIM V.I. International Equity, Series F                               9            -            -            -            -
       AIM V.I. International Equity, Series G                               9            -            -            -            -
       AIM V.I. International Equity, Series I                             185            -            -            -            -
       AIM V.I. International Equity, Series K                           4,516            -            -            -            -
       AIM V.I. International Equity, Series N                             292            -            -            -            -
       Alliance Premier Growth                                       4,579,370    3,937,242    2,065,459      667,854            -
       Alliance Premier Growth B                                        47,580            -            -            -            -
       Alliance Premier Growth B, Series I                               8,489            -            -            -            -
       Alliance Premier Growth B, Series K                              70,301            -            -            -            -
       Alliance Premier Growth B, Series N                              58,500            -            -            -            -
       Alliance Bernstein Real Estate Investment                     1,061,525      941,017      475,475      191,411            -
       Alliance Bernstein Real Estate Investment B                      24,096            -            -            -            -
       Alliance Bernstein Real Estate Investment B, Series I             4,807            -            -            -            -
       Alliance Bernstein Real Estate Investment B, Series K            29,480            -            -            -            -
       Alliance Bernstein Real Estate Investment B, Series N            23,025            -            -            -            -
       Alliance Bernstein Small Cap B                                       99            -            -            -            -
       Alliance Bernstein Small Cap B, Series I                             10            -            -            -            -
       Alliance Bernstein Small Cap B, Series K                             10            -            -            -            -
       Alliance Bernstein Small Cap B, Series N                             10            -            -            -            -
       Alliance Bernstein Value B                                          172            -            -            -            -
       Alliance Bernstein Value B, Series I                                 10            -            -            -            -
       Alliance Bernstein Value B, Series K                                833            -            -            -            -
       Alliance Bernstein Value B, Series N                                210            -            -            -            -
       Liberty Newport Tiger Fund, Variable                             76,158       75,915       40,648       31,936            -
       Liberty Newport Tiger Fund, Variable Series I                         9            -            -            -            -
       Liberty Newport Tiger Fund, Variable Series K                         9            -            -            -            -
       Liberty Newport Tiger Fund, Variable Series N                         9            -            -            -            -
       Goldman Sachs Growth and Income                                 709,763      673,925      620,568      467,675            -
       Goldman Sachs Growth and Income, Series I                            12            -            -            -            -
       Goldman Sachs Growth and Income, Series K                           280            -            -            -            -
       Goldman Sachs Growth and Income, Series N                         2,693            -            -            -            -
       Goldman Sachs International Equity                              287,443      287,210      240,170      112,824            -
       Goldman Sachs International Equity, Series I                          9            -            -            -            -
       Goldman Sachs International Equity, Series K                        209            -            -            -            -
       Goldman Sachs International Equity, Series N                          9            -            -            -            -
       Goldman Sachs Global Income                                      95,970       72,120       31,541       18,833            -
       Goldman Sachs Global Income, Series I                                 9            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Goldman Sachs Global Income, Series K                             1,104            -            -            -            -
       Goldman Sachs Global Income, Series N                             2,318            -            -            -            -
       Goldman Sachs Internet Tollkeeper                                96,771       71,681            -            -            -
       Goldman Sachs Internet Tollkeeper, Series I                          20            -            -            -            -
       Goldman Sachs Internet Tollkeeper, Series K                       7,897            -            -            -            -
       Goldman Sachs Internet Tollkeeper, Series N                          20            -            -            -            -
       Scudder II Dreman High Return Equity                             10,836       11,685       18,808        9,223            -
       Scudder II Small Cap Growth                                     269,040      249,067      113,560       76,492            -
       Scudder II Small Cap Growth, Series I                                10            -            -            -            -
       Scudder II Small Cap Growth, Series K                             3,973            -            -            -            -
       Scudder II Small Cap Growth, Series N                                10            -            -            -            -
       Scudder II Small Cap Value                                      521,962      518,884      496,083      245,092            -
       Scudder II Small Cap Value, Series I                                 11            -            -            -            -
       Scudder II Small Cap Value, Series K                              2,132            -            -            -            -
       Scudder II Small Cap Value, Series N                                 11            -            -            -            -
       Scudder II Government Securities                                205,918      201,531      218,804       59,712            -
       Scudder II Government Securities, Series I                            8            -            -            -            -
       Scudder II Government Securities, Series K                            8            -            -            -            -
       Scudder II Government Securities, Series N                            8            -            -            -            -
       MFS Bond                                                        144,214      148,025       21,525       16,538            -
       MFS Research                                                  1,574,687    1,487,387    1,098,586      464,786            -
       MFS Research B                                                    6,546            -            -            -            -
       MFS Research B, Series I                                              9            -            -            -            -
       MFS Research B, Series K                                          1,693            -            -            -            -
       MFS Research B, Series N                                         15,283            -            -            -            -
       MFS Investors Trust                                           2,369,826    2,041,279    1,373,014      581,434            -
       MFS Investors Trust B                                            30,014            -            -            -            -
       MFS Investors Trust B, Series I                                   7,080            -            -            -            -
       MFS Investors Trust B, Series K                                  33,932            -            -            -            -
       MFS Investors Trust B, Series N                                  30,504            -            -            -            -
       MFS Emerging Growth                                           1,754,898    1,710,417    1,237,361      539,659            -
       MFS Emerging Growth B                                             1,960            -            -            -            -
       MFS Emerging Growth B, Series I                                       8            -            -            -            -
       MFS Emerging Growth B, Series K                                   5,284            -            -            -            -
       MFS Emerging Growth B, Series N                                     376            -            -            -            -
       MFS Emerging Markets Equity                                           -       11,079       16,687       73,171            -
       MFS High Income                                                 591,829      546,225      437,876      219,209            -
       MFS High Income B                                                    89            -            -            -            -
       MFS High Income B, Series I                                          10            -            -            -            -
       MFS High Income B, Series K                                         367            -            -            -            -
       MFS High Income B, Series N                                          48            -            -            -            -
       MFS Global Governments                                           20,605       14,766        7,473        2,082            -
       MFS Global Governments B                                              9            -            -            -            -
       MFS Global Governments B, Series I                                    9            -            -            -            -
       MFS Global Governments B, Series K                                    9            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       MFS Global Governments B, Series N                                   43            -            -            -            -
       MFS New Discovery                                               464,430       16,967            -            -            -
       MFS New Discovery B                                              37,199            -            -            -            -
       MFS New Discovery B, Series I                                     6,204            -            -            -            -
       MFS New Discovery B, Series K                                    55,170            -            -            -            -
       MFS New Discovery B, Series N                                    32,908            -            -            -            -
       MetLife Putnam International Stock                               44,640       21,346            -            -            -
       MetLife Putnam Large Cap Growth                                  85,581       22,721            -            -            -
       Met Investors Putnam Research B                                      10            -            -            -            -
       Met Investors Putnam Research B, Series I                            12            -            -            -            -
       Met Investors Putnam Research B, Series K                         2,675            -            -            -            -
       Met Investors Putnam Research B, Series L                            11            -            -            -            -
       Met Investors Putnam Research B, Series N                            12            -            -            -            -
       Met Investors Putnam Research B, Series O                            11            -            -            -            -
       Met Investors Putnam Research B, Series P                            12            -            -            -            -
       Met Investors Putnam Research B, Series Q                            11            -            -            -            -
       Met Investors Putnam Research B, Series S                            12            -            -            -            -
       Met Investors Putnam Research B, Series T                            11            -            -            -            -
       Oppenheimer Capital Appreciation                                790,300      721,879      436,692       97,161            -
       Met Investors Oppenheimer Capital Appreciation B                     10            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series I           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series K        2,404            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series L           11            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series N           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series O           11            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series P           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series Q           11            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series S           12            -            -            -            -
       Met Investors Oppenheimer Capital Appreciation B, Series T           11            -            -            -            -
       Oppenheimer Main Street Growth & Income                       1,375,864    1,218,285      618,771      284,830            -
       Oppenheimer High Income                                         309,512      294,225      238,266       78,513            -
       Oppenheimer Bond                                              1,191,735    1,183,359    1,030,539      401,990            -
       Oppenheimer Strategic Bond                                      351,895      364,302      306,527      107,869            -
       Met Investors PIMCO Money Market B                                4,630            -            -            -            -
       Met Investors PIMCO Money Market B, Series A                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series E                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series F                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series G                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series I                         66            -            -            -            -
       Met Investors PIMCO Money Market B, Series K                      1,340            -            -            -            -
       Met Investors PIMCO Money Market B, Series L                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series N                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series O                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series P                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series Q                         10            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors PIMCO Money Market B, Series S                         10            -            -            -            -
       Met Investors PIMCO Money Market B, Series T                         10            -            -            -            -
       Met Investors PIMCO Total Return Bond B                              10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series I                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series K                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series L                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series N                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series O                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series P                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series Q                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series S                    10            -            -            -            -
       Met Investors PIMCO Total Return Bond B, Series T                    10            -            -            -            -
       Met Investors PIMCO Innovation B                                     10            -            -            -            -
       Met Investors PIMCO Innovation B, Series I                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series K                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series L                           13            -            -            -            -
       Met Investors PIMCO Innovation B, Series N                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series O                           13            -            -            -            -
       Met Investors PIMCO Innovation B, Series P                          322            -            -            -            -
       Met Investors PIMCO Innovation B, Series Q                           13            -            -            -            -
       Met Investors PIMCO Innovation B, Series S                           15            -            -            -            -
       Met Investors PIMCO Innovation B, Series T                           13            -            -            -            -
       Met Investors MFS Mid Cap Growth B                                   10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series I                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series K                      1,801            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series L                         10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series N                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series O                         10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series P                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series Q                         10            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series S                         13            -            -            -            -
       Met Investors MFS Mid Cap Growth B, Series T                         10            -            -            -            -
       Met Investors MFS Research International B                           10            -            -            -            -
       Met Investors MFS Research International B, Series I                 11            -            -            -            -
       Met Investors MFS Research International B, Series K              1,525            -            -            -            -
       Met Investors MFS Research International B, Series L                 11            -            -            -            -
       Met Investors MFS Research International B, Series N                 11            -            -            -            -
       Met Investors MFS Research International B, Series O                 11            -            -            -            -
       Met Investors MFS Research International B, Series P                410            -            -            -            -
       Met Investors MFS Research International B, Series Q                 11            -            -            -            -
       Met Investors MFS Research International B, Series S                 11            -            -            -            -
       Met Investors MFS Research International B, Series T                 11            -            -            -            -
       Met Investors Janus Aggressive Growth B                              10            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series I                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series K                    13            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Met Investors Janus Aggressive Growth B, Series L                    12            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series N                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series O                    12            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series P                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series Q                    12            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series S                    13            -            -            -            -
       Met Investors Janus Aggressive Growth B, Series T                    12            -            -            -            -
       Putnam VT Growth and Income                                   2,750,152    2,756,294    2,304,013    1,115,668            -
       Putnam VT Growth and Income B                                    11,608            -            -            -            -
       Putnam VT Growth and Income B, Series I                           1,143            -            -            -            -
       Putnam VT Growth and Income B, Series K                           5,822            -            -            -            -
       Putnam VT Growth and Income B, Series N                           1,286            -            -            -            -
       Putnam VT New Value                                             131,128      122,202       66,900       42,091            -
       Putnam VT New Value B                                               236            -            -            -            -
       Putnam VT New Value B, Series I                                       8            -            -            -            -
       Putnam VT New Value B, Series K                                     119            -            -            -            -
       Putnam VT New Value B, Series N                                   1,918            -            -            -            -
       Putnam VT Vista                                                 896,358      818,622      385,345      151,405            -
       Putnam VT Vista B                                                 3,525            -            -            -            -
       Putnam VT Vista B, Series I                                       1,036            -            -            -            -
       Putnam VT Vista B, Series K                                         578            -            -            -            -
       Putnam VT Vista B, Series N                                       3,239            -            -            -            -
       Putnam VT International Growth                                1,899,481    1,605,448    1,092,379      530,055            -
       Putnam VT International Growth B                                 33,706            -            -            -            -
       Putnam VT International Growth B, Series I                        5,892            -            -            -            -
       Putnam VT International Growth B, Series K                       41,774            -            -            -            -
       Putnam VT International Growth B, Series N                       27,754            -            -            -            -
       Putnam VT International New Opportunities                       308,707      294,255      110,085       52,809            -
       Putnam VT International New Opportunities B                         368            -            -            -            -
       Putnam VT International New Opportunities B, Series I                 9            -            -            -            -
       Putnam VT International New Opportunities B, Series K             3,748            -            -            -            -
       Putnam VT International New Opportunities B, Series N               138            -            -            -            -
       Templeton Global Income Securities                               99,397       84,168       33,720            -            -
       Templeton Global Income Securities, Series A                      3,808        2,268            -            -            -
       Templeton Global Income Securities B                              1,235            -            -            -            -
       Templeton Global Income Securities B, Series A                      177            -            -            -            -
       Templeton Global Income Securities B, Series E                       10            -            -            -            -
       Templeton Global Income Securities B, Series F                      273            -            -            -            -
       Templeton Global Income Securities B, Series G                       10            -            -            -            -
       Templeton Global Income Securities B, Series I                       10            -            -            -            -
       Templeton Global Income Securities B, Series K                      744            -            -            -            -
       Templeton Global Income Securities B, Series N                       38            -            -            -            -
       Franklin Small Cap                                              404,826      338,504       55,398            -            -
       Franklin Small Cap Series A                                      12,795        5,890            -            -            -
       Franklin Small Cap B                                              9,736            -            -            -            -
       Franklin Small Cap B, Series A                                      175            -            -            -            -


METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Franklin Small Cap B, Series E                                        8            -            -            -            -
       Franklin Small Cap B, Series F                                       61            -            -            -            -
       Franklin Small Cap B, Series G                                        8            -            -            -            -
       Franklin Small Cap B, Series I                                      185            -            -            -            -
       Franklin Small Cap B, Series K                                    2,638            -            -            -            -
       Franklin Small Cap B, Series N                                      940            -            -            -            -
       Templeton Growth Securities                                     238,061      204,140       42,835            -            -
       Templeton Growth Securities Series A                             10,786        4,689            -            -            -
       Templeton Growth Securities B                                     6,824            -            -            -            -
       Templeton Growth Securities B, Series A                              96            -            -            -            -
       Templeton Growth Securities B, Series E                               8            -            -            -            -
       Templeton Growth Securities B, Series F                               8            -            -            -            -
       Templeton Growth Securities B, Series G                               8            -            -            -            -
       Templeton Growth Securities B, Series I                           2,493            -            -            -            -
       Templeton Growth Securities B, Series K                           4,558            -            -            -            -
       Templeton Growth Securities B, Series N                           1,108            -            -            -            -
       Templeton International Securities                            1,567,880    1,393,831      826,137      164,775            -
       Templeton International Securities Series A                      25,165       13,397            -            -            -
       Templeton International Securities B                             23,779            -            -            -            -
       Templeton International Securities B, Series A                    1,411            -            -            -            -
       Templeton International Securities B, Series E                      278            -            -            -            -
       Templeton International Securities B, Series F                    1,462            -            -            -            -
       Templeton International Securities B, Series G                       10            -            -            -            -
       Templeton International Securities B, Series I                      699            -            -            -            -
       Templeton International Securities B, Series K                   11,835            -            -            -            -
       Templeton International Securities B, Series N                    4,367            -            -            -            -
       Templeton Developing Markets Securities                         905,421      697,304      304,489       89,960            -
       Templeton Developing Markets Securities B                        22,771            -            -            -            -
       Templeton Developing Markets Securities B, Series I               4,680            -            -            -            -
       Templeton Developing Markets Securities B, Series K              25,977            -            -            -            -
       Templeton Developing Markets Securities B, Series N              22,742            -            -            -            -
       Templeton Mutual Shares Securities                              889,224      709,561      247,806      106,035            -
       Templeton Mutual Shares Securities B                             23,611            -            -            -            -
       Templeton Mutual Shares Securities B, Series I                    3,120            -            -            -            -
       Templeton Mutual Shares Securities B, Series K                   31,913            -            -            -            -
       Templeton Mutual Shares Securities B, Series N                   15,899            -            -            -            -
       Franklin Large Cap Growth Securities                            458,847      395,144       69,488            -            -
       Franklin Large Cap Growth Securities Series A                    18,658        9,214            -            -            -
       Franklin Large Cap Growth Securities B                           15,606            -            -            -            -
       Franklin Large Cap Growth Securities B, Series A                    273            -            -            -            -
       Franklin Large Cap Growth Securities B, Series E                      7            -            -            -            -
       Franklin Large Cap Growth Securities B, Series F                     81            -            -            -            -
       Franklin Large Cap Growth Securities B, Series G                      7            -            -            -            -
       Franklin Large Cap Growth Securities B, Series I                  2,509            -            -            -            -
       Franklin Large Cap Growth Securities B, Series K                  4,779            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Franklin Large Cap Growth Securities B, Series N                    589            -            -            -            -
       Fidelity VIP Growth                                             287,647      232,002      103,240        6,748            -
       Fidelity VIP Growth B                                               802            -            -            -            -
       Fidelity VIP Growth B, Series I                                       7            -            -            -            -
       Fidelity VIP Growth B, Series K                                   1,267            -            -            -            -
       Fidelity VIP Growth B, Series N                                   2,459            -            -            -            -
       Fidelity VIP II Contrafund                                      306,358      279,709      119,923       32,354            -
       Fidelity VIP III Growth Opportunities                           109,425       97,533       60,394        9,523            -
       Fidelity VIP III Growth & Income                                264,522      262,946      188,911       69,833            -
       Fidelity VIP Equity-Income                                      188,371      166,995      110,182       24,132            -
       Fidelity VIP Equity-Income B                                      4,923            -            -            -            -
       Fidelity VIP Equity-Income B, Series I                                9            -            -            -            -
       Fidelity VIP Equity-Income B, Series K                            1,068            -            -            -            -
       Fidelity VIP Equity-Income B, Series N                                9            -            -            -            -
       Fidelity High Income B                                              407            -            -            -            -
       Fidelity High Income B, Series I                                     10            -            -            -            -
       Fidelity High Income B, Series K                                     10            -            -            -            -
       Fidelity High Income B, Series N                                     48            -            -            -            -
       American Century VP Income & Growth                           1,643,437      900,367       27,012            -            -
       American Century VP Income & Growth , Series I                   13,854            -            -            -            -
       American Century VP Income & Growth , Series K                   81,315            -            -            -            -
       American Century VP Income & Growth , Series N                   64,974            -            -            -            -
       American Century VP International                                78,134       61,640          155            -            -
       American Century VP International, Series I                          12            -            -            -            -
       American Century VP International, Series K                       1,399            -            -            -            -
       American Century VP International, Series N                          56            -            -            -            -
       American Century VP Value                                       642,424      425,321       17,999            -            -
       American Century VP Value, Series I                               4,447            -            -            -            -
       American Century VP Value, Series K                              29,750            -            -            -            -
       American Century VP Value, Series N                              20,600            -            -            -            -
       New England Zenith Davis Venture Value E                             10            -            -            -            -
       New England Zenith Davis Venture Value E, Series I                   10            -            -            -            -
       New England Zenith Davis Venture Value E, Series K                2,108            -            -            -            -
       New England Zenith Davis Venture Value E, Series L                    9            -            -            -            -
       New England Zenith Davis Venture Value E, Series N                   10            -            -            -            -
       New England Zenith Davis Venture Value E, Series O                    9            -            -            -            -
       New England Zenith Davis Venture Value E, Series P                  216            -            -            -            -
       New England Zenith Davis Venture Value E, Series Q                    9            -            -            -            -
       New England Zenith Davis Venture Value E, Series S                   10            -            -            -            -
       New England Zenith Davis Venture Value E, Series T                    9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B                     10            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series I           10            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series K        1,614            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series L            9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series N           10            -            -            -            -



METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       New England Zenith Harris Oakmark MidCap Value B, Series O            9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series P          277            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series Q            9            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series S           10            -            -            -            -
       New England Zenith Harris Oakmark MidCap Value B, Series T            9            -            -            -            -
       Dreyfus Stock Index                                             240,165      147,375        1,373            -            -
       Dreyfus Stock Index B                                             2,186            -            -            -            -
       Dreyfus Stock Index B, Series I                                      12            -            -            -            -
       Dreyfus Stock Index B, Series K                                   1,251            -            -            -            -
       Dreyfus Stock Index B, Series N                                      12            -            -            -            -
       Dreyfus VIF Disciplined Stock                                    36,374       30,230          944            -            -
       Dreyfus VIF Disciplined Stock B                                   2,675            -            -            -            -
       Dreyfus VIF Disciplined Stock B, Series I                            12            -            -            -            -
       Dreyfus VIF Disciplined Stock B, Series K                         6,342            -            -            -            -
       Dreyfus VIF Disciplined Stock B, Series N                            12            -            -            -            -
       Dreyfus VIF Capital Appreciation                                746,906      485,604       22,221            -            -
       Dreyfus VIF Capital Appreciation B                               34,585            -            -            -            -
       Dreyfus VIF Capital Appreciation B, Series I                      4,463            -            -            -            -
       Dreyfus VIF Capital Appreciation B, Series K                     48,408            -            -            -            -
       Dreyfus VIF Capital Appreciation B, Series N                     22,795            -            -            -            -
       INVESCO VIF Dynamics                                            805,083      427,434       16,259            -            -
       INVESCO VIF Dynamics, Series I                                    5,616            -            -            -            -
       INVESCO VIF Dynamics, Series K                                   49,513            -            -            -            -
       INVESCO VIF Dynamics, Series N                                   25,444            -            -            -            -
       INVESCO VIF High Yield                                          454,969      209,530        5,548            -            -
       INVESCO VIF High Yield, Series I                                  4,799            -            -            -            -
       INVESCO VIF High Yield, Series K                                 26,115            -            -            -            -
       INVESCO VIF High Yield, Series N                                 20,632            -            -            -            -
       PIMCO High Yield Bond                                            17,789        6,254           10            -            -
       PIMCO High Yield Bond, Series I                                      10            -            -            -            -
       PIMCO High Yield Bond, Series K                                   1,098            -            -            -            -
       PIMCO High Yield Bond, Series N                                   2,342            -            -            -            -
       PIMCO Low Duration Bond                                          18,199        7,992           10            -            -
       PIMCO Low Duration Bond, Series I                                     9            -            -            -            -
       PIMCO Low Duration Bond, Series K                                   815            -            -            -            -
       PIMCO Low Duration Bond, Series N                                 2,159            -            -            -            -
       PIMCO StocksPLUS Growth & Income                                 41,251       36,238          887            -            -
       PIMCO StocksPLUS Growth & Income, Series I                           12            -            -            -            -
       PIMCO StocksPLUS Growth & Income, Series K                           41            -            -            -            -
       PIMCO StocksPLUS Growth & Income, Series N                        3,542            -            -            -            -
       PIMCO Total Return Bond                                         811,618      406,563        7,170            -            -
       PIMCO Total Return Bond, Series I                                 8,358            -            -            -            -
       PIMCO Total Return Bond, Series K                                43,867            -            -            -            -
       PIMCO Total Return Bond, Series N                                36,063            -            -            -            -




METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
June 30, 2001
Unaudited


(8)  UNITS OUTSTANDING, CONTINUED

                                                                    6/30/01       12/31/00     12/31/99     12/31/98     12/31/97
                                                                  -------------  -----------  -----------  -----------  -----------

     Accumulation units, continued:
       Scudder I International                                         440,994      303,945       14,499            -            -
       Scudder I International B                                        20,682            -            -            -            -
       Scudder I International B, Series I                               2,847            -            -            -            -
       Scudder I International B, Series K                              23,103            -            -            -            -
       Scudder I International B, Series N                              15,500            -            -            -            -


     Annuity units:
       Met Investors Lord Abbett Growth and Income                     131,440       93,720       59,648            -            -
       Met Investors Bond Debenture                                     37,199       35,950       36,141          264            -
       Met Investors Developing Growth                                   2,566        2,153          413            -            -
       Met Investors Large Cap Research                                      -        5,716        1,820        1,824            -
       Met Investors Mid-Cap Value                                       3,816        2,085          409            -            -
       Met Investors Quality Bond                                       30,648       27,850       15,804        3,838            -
       Met Investors Small Cap Stock                                     8,823        8,272        3,048        2,555           10
       Met Investors Enhanced Index                                     43,148       34,232       16,416       10,956           43
       Met Investors Select Equity                                      31,462       27,120       10,234       11,716           43
       Met Investors International Equity                               16,792       15,376        7,202        2,825            9
       Met Investors Balanced                                              487          540            -            -            -
       Met Investors Growth and Income                                     469          519            -            -            -
       GACC Money Market                                                22,306       23,887       13,985        8,875            -
       Russell Multi-Style                                              12,008        1,199          616            -            -
       Russell Aggressive Equity                                         3,573          289          164            -            -
       Russell Non-US                                                    1,316          752          398            -            -
       Russell Core Bond                                                24,109       13,341          363            -            -
       Russell Real Estate                                                 466            -            -            -            -
       AIM V.I. Value                                                    5,121        3,880            -            -            -
       AIM V.I. International Equity                                     5,844            -            -            -            -
       AIM V.I. Capital Appreciation                                     4,154        2,077            -            -            -
       Alliance Premier Growth                                           1,336        1,438            -            -            -
       Alliance Bernstein Real Estate Investment                           421            -            -            -            -
       Goldman Sachs International Equity                                1,640        1,775            -            -            -
       MFS Emerging Growth                                               2,591        1,165            -            -            -
       MFS High Income                                                     926        1,037            -            -            -
       MFS Research                                                      5,233            -            -            -            -
       Putnam VT Growth and Income                                       7,958            -            -            -            -
       Putnam VT International New Opportunities                         2,290        1,187            -            -            -
       Putnam VT New Value                                                 716            -            -            -            -
       Putnam VT Vista                                                     352            -            -            -            -
       Templeton Mutual Shares Securities                                2,269        2,452            -            -            -
       Franklin Large Cap Growth Securities                              2,093            -            -            -            -
       PIMCO StocksPLUS Growth & Income                                  2,224        2,400            -            -            -





                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

      1.   Statement of Assets and Liabilities (unaudited) as of June 30, 2001.

      2. Statement of Income (unaudited) for the period ended June 30, 2001 and for the year ended December 31, 2000.

      3. Statement of Changes in Net Assets (unaudited) for the period ended June 30, 2001 and for the year ended December 31, 2000.

      4.   Notes to Financial Statements (unaudited) - June 30, 2001.

      5.   Reports of Independent Auditors.

      6.   Statement of Assets and Liabilities as of December 31, 2000.

      7.   Statement of Operations for the year ended December 31, 2000.

      8. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.

      9.   Notes to Financial Statements - December 31, 2000 and 1999.

The following consolidated financial statements of the Company are included in Part B hereof:


      1.  Reports of Independent Auditors.

      2.  Consolidated Balance Sheets as of December 31, 2000 and 1999.

      3. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

      4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999, and 1998.

      5. Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999, and 1998.

      6. Notes to Consolidated Financial Statements - December 31, 2000, 1999, and 1998.


    b.     Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.###

     4.(a) (i) Individual  Flexible  Purchase Payment  Deferred  Variable
               Annuity Contract.##

         (ii)  Enhanced Dollar Cost Averaging Rider##

         (iii) Three Month Market Entry Rider##

         (iv)  Death Benefit Rider - (Compounded-Plus)##

         (v)   Death Benefit Rider - (Annual Step-Up)##

         (vi)  Guaranteed Minimum Income Benefit Rider - (Living Benefit)##

         (vii) Additional Death Benefit Rider - (Earnings Preservation
               Benefit)##

        (viii) Individual Retirement Annuity Endorsement##

         (ix)  Roth Individual Retirement Annuity Endorsement##

         (x)   401 Plan Endorsement##

         (xi)  Tax Sheltered Annuity Endorsement##

         (xii) Unisex Annuity Rates Rider##

        (xiii) Endorsement (Name Change)###

         (xiv) Form of Group Variable Annuity Contract

          (xv) Form of Group Variable Annuity Certificate


   (b)  (i)    Form of Group Contract Enhanced Dollar Cost Averaging Rider

       (ii)    Form of Group Contract Three Month Market Entry Rider

       (iii)   Form of Group Contract Death Benefit Rider (Compounded-Plus)

       (iv)    Form of Group Contract Death Benefit Rider - (Annual Step-Up)

       (v) Form of Group Contract Guaranteed Minimum Income Benefit Rider (Living Benefit)

      (vi) Form of Group Contract Additional Death Benefit Rider (Earnings Preservation Benefit)

      (vii)    Form of Group Contract Individual Retirement Annuity Endorsement

      (viii)   Form of Group Contract Roth Individual Retirement Annuity
               Endorsement

      (ix)     Form of Group Contract 401 Plan Endorsement

      (x)      Form of Group Contract Tax Sheltered Annuity Endorsement

     (xi)      Form of Group Contract Unisex Annuity Rates Rider

   (c) (i)     Form of Group Certificate Enhanced Dollar Cost Averaging Rider

       (ii)    Form of Group Certificate Three Month Market Entry Rider

       (iii)   Form of Group Certificate Death Benefit Rider (Compounded-Plus)

       (iv)    Form of Group Certificate Death Benefit Rider (Annual Step-Up)

       (v) Form of Group Certificate Guaranteed Minimum Income Benefit Rider (Living Benefit)

      (vi) Form of Group Certificate Additional Death Benefit Rider (Earnings Preservation Benefit)

      (vii)    Form of Group Certificate Individual Retirement Annuity
               Endorsement

      (viii) Form of Group Certificate Roth Individual Retirement Annuity Endorsement

       (ix)    Form of Group Certificate 401 Plan Endorsement

        (x)    Form of Group Certificate Tax Sheltered Annuity Endorsement

       (xi)    Form of Group Certificate Unisex Annuity Rates Rider


     5.(i)  Variable Annuity Application.##

       (ii) Form of Group Variable Annuity Application.

     6.   (i) Copy of Articles of Incorporation of the Company.#
          (ii) Copy of the Bylaws of the Company.#

     7.    Not Applicable.

     8.(i) Form of  Fund  Participation  Agreement  by and  among  AIM  Variable
           Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

      (ii) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

     9.   Opinion and Consent of Counsel

     10.  Consents of Independent Auditors

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Not Applicable.

     14.  Company Organizational Chart.**

# incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

## incorporated by reference to Registrant's N-4 (File Nos. 333-54358 and 811-5200) electronically filed January 26, 2001.

+ incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

* incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

** incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33039100 and811-5200) as electronically filed on April 28, 2000.

### incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54358 and 811-5200) filed electronically on April 2, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------


Gregory P. Brakovich              Co-Chairman of the Board, Co-Chief Executive
                                  Officer, Co-President and Director

James A. Shepherdson III          Co-Chairman of the Board, Co-Chief Executive
                                  Officer, Co-President and Director

Philip D. Meserve                 Senior Executive Vice President, Strategic Markets
                                  and Director

Robert Mark Brandenberger         Executive Vice President, Chief Financial Officer

Kenneth Jaffe                     Executive Vice President, Chief Information Officer

Richard C. Pearson                Executive Vice President; General Counsel and Secretary
                                  and Director


Anthony J. Williamson             Treasurer and Director


Brian A. Kroll                    Executive Vice President; Chief Actuary, Product Management


Constance A. Doern                Senior Vice President, Policyholder Administration


Cheryl J. Finney                  Senior Vice President, Associate General Counsel, Chief
                                  Compliance Counsel, Assistant Secretary

Betty Davis                       Vice President

Louis M. Weisz                    Vice President, Appointed Actuary

Mary Ann Brown                    Director

David Y. Rogers                   Director

Peter M. Schwarz                  Director

Michael R. Fanning                Director


The principal business address of each of the officers and directors is MetLife Investors, 22 Corporate Plaza Drive, Newport Beach, California 92660.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 16 (File No. 33-39100) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of August 24, 2001, there were 89 Qualified Contract Owners and 191 Non-Qualified Contract Owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 22 Corporate Plaza Drive, Newport Beach, CA 92660.


Name and Principal                       Positions and Offices
 Business Address                          with Underwriter
James A. Shepherdson III                  Co-Chairman of the Board, Co-Chief Executive
                                          Officer; Co-President

Gregory P. Brakovich                      Co-Chairman of the Board, Co-Chief Executive
                                          Officer; Co-President

Philip D. Meserve                         Senior Executive Vice President, Managing Director

Stephen E. Hinkhouse                      Executive Vice President, Sales & Advanced Markets

Charles M. Deuth                          Executive Vice President, Channel Marketing

Robert Mark Brandenberger                 Executive Vice President, Chief Financial Officer

Kenneth Jaffe                             Executive Vice President, Chief Information Officer

Richard C. Pearson                        Executive Vice President, General Counsel

Elizabeth M. Forget                       Executive Vice President, Money Management

Edward Wilson                             Executive Vice President, Broker Dealers

Ken DiFrancesca                           Senior Vice President, Banks

Brian J. Finneran                         Senior Vice President

Diana Keary                               Senior Vice President, Marketing

Deron Richens                             Vice President, Sales Desk

Cheryl J. Finney                          Senior Vice President, Associate General
                                          Counsel, Assistant Secretary

Anthony J. Williamson                     Treasurer


   (c) Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Timothy Bigley, whose address is 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 and MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS


     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Newport Beach and State of California on this 21st day of November, 2001.


                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)


                             By:  METLIFE INVESTORS INSURANCE COMPANY


                             By:  /s/JAMES A. SHEPHERDSON III
                                  -----------------------------------------
                                  James A. Shepherdson III, Co-President

                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor


                              By: /s/JAMES A. SHEPHERDSON III
                                  -----------------------------------------
                                  James A. Shepherdson III, Co-President





As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Gregory P. Brakovich*                                                       11/21/01
-------------------------    Co-Chairman of the Board, Co-Chief Executive      --------
Gregory P. Brakovich         Officer, Co-President and Director                Date


/s/JAMES A. SHEPHERDSON III                                                    11/21/01
---------------------------- Co-Chairman of the Board, Co-Chief Executive      --------
James A. Shepherdson III     Officer, Co-President and Director                Date


/s/ROBERT MARK BRANDENBERGER                                                   11/21/01
-----------------------------Executive Vice President, Chief Financial         --------
Robert Mark Brandenberger    Officer (Principal Accounting Officer)            Date



-------------------------    Director                                          --------
Mary Ann Brown                                                                 Date


/s/RICHARD C. PEARSON                                                          11/21/01
--------------------------   Director                                          --------
Richard C. Pearson                                                             Date


/s/Anthony J. Williamson*                                                      11/21/01
--------------------------   Director                                          --------
Anthony J. Williamson                                                          Date



--------------------------   Director                                          --------
David Y. Rogers                                                                Date


/s/Philip D. Meserve*                                                          11/21/01
--------------------------   Director                                          --------
Philip D. Meserve                                                              Date



--------------------------   Director                                          --------
Peter M. Schwarz                                                               Date


/s/Michael R. Fanning*                                                         11/21/01
--------------------------- Director                                           --------
Michael R. Fanning                                                             Date

                                      *By:/s/RICHARD C. PEARSON
                                         ---------------------------------------
                                         Richard C. Pearson, Attorney-in-Fact




                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/RICHARD C. PEARSON
                                                    ---------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                       /s/GREGORY P. BRAKOVICH
                                                       ------------------------




                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                   /s/JAMES A. SHEPHERDSON III
                                                   ---------------------------

                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                      /s/PHILIP D. MESERVE
                                                      --------------------





                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                    /s/ANTHONY J. WILLIAMSON
                                                    ------------------------


                            LIMITED POWER OF ATTORNEY


     KNOW ALL MEN BY THESE PRESENTS, that the undersigned, a Director of MetLife Investors Insurance Company, a corporation duly organized under the laws of the State of Missouri, do hereby appoint James A. Shepherdson III, Richard C. Pearson or Cheryl J. Finney, as my attorney and agent, for me, and in my name as a Director of this Company on behalf of the Company or otherwise, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of variable annuity and variable life insurance contracts under the Securities Act of 1933, as amended, and the registration of unit investment trusts under the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

         WITNESS my hand this 14th day of September, 2001.



                                                         /s/MICHAEL R. FANNING
                                                         ---------------------



                                INDEX TO EXHIBITS


EX-99.B4.a.xiv      Form of Group Variable Annuity Contract

EX-99.B4.a.xv       Form of Group Variable Annuity Certificate

EX-99.B4.b.i        Form of Group Contract Enhanced Dollar Cost Averaging Rider

EX-99.B4.b.ii       Form of Group Contract Three Month Market Entry Rider

EX-99.B4.b.iii      Form of Group Contract Death Benefit Rider (Compounded-Plus)

EX-99.B4.b.iv       Form of Group Contract Death Benefit Rider (Annual Step-Up)

EX-99.B4.b.v        Form of Group Contract Guaranteed Minimum Income Benefit
                    Rider (Living Benefit)

EX-99.B4.b.vi       Form of Group Contract Additional Death Benefit Rider
                    (Earnings Preservation Benefit)

EX-99.B4.b.vii      Form of Group Contract Individual Retirement Annuity
                    Endorsement

EX-99.B4.b.viii     Form of Group Contract Roth Individual Retirement Annuity
                    Endorsement

EX-99.B4.b.ix       Form of Group Contract 401 Plan Endorsement

EX-99.B4.b.x        Form of Group Contract Tax Sheltered Annuity Endorsement

EX-99.B4.b.xi       Form of Group Contract Unisex Annuity Rates Rider

EX-99.B4.c.i        Form of Group Certificate Enhanced Dollar Cost Averaging
                    Rider

EX-99.B4.c.ii       Form of Group Certificate Three Month Market Entry Rider

EX-99.B4.c.iii      Form of Group Certificate Death Benefit Rider
                    (Compounded-Plus)

EX-99.B4.c.iv       Form of Group Certificate Death Benefit Rider (Annual
                    Step-Up)

EX-99.B4.c.v        Form of Group Certificate Guaranteed Minimum Income Benefit
                    Rider (Living Benefit)

EX-99.B4.c.vi       Form of Group Certificate Additional Death Benefit Rider
                    (Earnings Preservation Benefit)

EX-99.B4.c.vii      Form of Group Certificate Individual Retirement Annuity
                    Endorsement

EX-99.B4.c.viii     Form of Group Certificate Roth Individual Retirement Annuity
                    Endorsement

EX-99.B4.c.ix       Form of Group Certificate 401 Plan Endorsement

EX-99.B4.c.x        Form of Group Certificate Tax Sheltered Annuity Endorsement

EX-99.B4.c.xi       Form of Group Certificate Unisex Annuity Rates Rider

EX-99.B5.ii         Form of Group Variable Annuity Application

EX-99.B9            Opinion and Consent of Counsel

EX-99.B10           Consents of Independent Auditors